                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-CSR


                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act File Number:  811-04443
                                                   -------------

                          Eaton Vance Investment Trust
                          ----------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                    March 31
                                    --------
                             Date of Fiscal Year End

                               September 30, 2004
                               ------------------
                            Date of Reporting Period

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ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

EDUCATION

SEMIANNUAL REPORT SEPTEMBER 30, 2004

[GRAPHIC IMAGE]

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND

[GRAPHIC IMAGE]

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                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

     For more information about Eaton Vance's privacy policies, call:
     1-800-262-1122.


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

The Fund will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year. The Fund's Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND as of September 30, 2004 LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
President

The municipal bond market consists of a broad array of bond issues, with widely varying features and performance characteristics that may make them appropriate for a specific investment scenario. In this edition of our continuing educational series, we will feature zero coupon bonds - a variety of bond that has seen increasing use by investors over the past 20 years - and discuss why they can provide flexibility in managing a bond portfolio.

THE 1980'S BROUGHT NEW VARIATIONS TO THE BOND MARKET...

Any discussion of zero coupon bonds should start with the term "coupon." Traditionally, bonds were issued in certificate form, with interest coupons attached, which the owner would clip and present for payment. The coupon rate indicates the rate of annual interest the issuer pays to the bondholder. For example, a $1,000 bond with a 5% coupon makes two semiannual interest payments of $25 each.

Today, most bonds are issued as "book-entry bonds," registered in the owner's name on the books of the issuer, but not delivered in certificate form. That change has not only replaced the antiquated coupon-clipping system, but also encouraged the development of new types of bonds - including zero coupon bonds, introduced in 1982.

ZERO-COUPONS: NO INTEREST PAYMENTS, BUT A PREDICTABLE LUMP-SUM PAYMENT AT MATURITY...

Zero coupon bonds do not have coupons attached and do not make regular interest payments. Instead, they are issued at a discount, usually well below par, or face value. As with coupon bonds, the bondholder receives face value if the bond is held to its maturity date. Over time - from its issuance to its maturity - zero coupon bonds accrete to par, meaning that their price appreciates over time to reflect the accrual of "imputed" compound interest. An investor holding a zero coupon bond to maturity receives a lump sum payment from the issuer for face value reflecting the initial investment plus interest that has accrued. Although zero coupon bonds do not pay any interest until they mature, the accrual of "imputed" compound interest is recognized currently. Mutual funds are required to distribute substantially all of their income (including accrued income) annually. A fund may therefore be required to sell securities to obtain cash needed for income distributions.

ZERO COUPON BONDS PROVIDE PORTFOLIO MANAGERS ADDITIONAL FLEXIBILITY...

For a portfolio manager, zero coupons can play a useful strategic role. Like other bonds, zero coupon bond prices are affected by market conditions, changes in an issuer's underlying fundamentals and fluctuations in interest rates. Because they pay no coupon or periodic interest payments, they typically display more price sensitivity than other bonds in response to changes in interest rates. Therefore, zero coupon bonds can provide more appreciation potential in a declining interest rate environment. Of course, zero coupons display increased DOWNSIDE volatility in the event of an INCREASE in interest rates.

Some zero coupon bonds start out as coupon-bearing bonds, which are then deposited with a trustee and subsequently "stripped" of their coupons. New securities are then created from principal and coupon payments. This allows an investor to choose a maturity to match the time when funds will be needed. Moreover, because of their many permutations, zero coupon bonds can help balance income-oriented bonds with performance-oriented zero coupons, providing more versatility in managing a municipal portfolio.

                                             Sincerely,

                                             /s/ Thomas J. Fetter
                                             Thomas J. Fetter
                                             President
                                             November 10, 2004

FORMERLY, THE FUND INVESTED ITS ASSETS IN A CORRESPONDING INVESTMENT COMPANY (REFERRED TO AS THE PORTFOLIO) THAT HAD THE SAME INVESTMENT OBJECTIVE AND POLICIES AS THE FUND. EFFECTIVE OCTOBER 8, 2004, THE FUND BEGAN TO INVEST ITS ASSETS DIRECTLY IN SECURITIES. THE FUND'S INVESTMENT OBJECTIVE AND OTHER INVESTMENT POLICIES REMAIN UNCHANGED. IN ADDITION, BOSTON MANAGEMENT AND RESEARCH, THE INVESTMENT ADVISER TO THE PORTFOLIO, ACTS AS INVESTMENT ADVISER TO THE FUND.
THE INVESTMENT ADVISORY FEE PAID REMAINS UNCHANGED.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

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EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND as of September 30, 2004
MARKET RECAP

The U.S. economy continued to expand in 2004, although at a somewhat more moderate rate, as the fiscal year drew to a close. One key economic factor was the surge in gasoline and energy prices, which raised fears that inflation could re-emerge. Amid those concerns, bond market performance was less robust in the second half of the year than in the first half.

IN AN UNEVEN ECONOMY, SOME SECTORS GENERATED GROWTH...

The nation's Gross Domestic Product grew by 3.7% in the third quarter of 2004, according to preliminary figures, following a 2.8% rise in the second quarter of 2004. Economic activity was uneven, with some segments slowing, while others grew at varying rates. For example, retail sales slowed in reaction to consumer concerns over inflation and ongoing geo-political events. Auto sales were impacted by higher gas prices, with buyers opting for fuel-efficient smaller vehicles over SUVs and trucks.

Interestingly, manufacturing activity grew stronger, driven by rising demand for durable goods and capital equipment. Demand for aerospace equipment, steel products, industrial machinery and information technology products was especially strong. Non-durable goods manufacturing, tied more closely to consumer spending, weakened significantly. The construction sector followed recent patterns, with residential building on the rise, while commercial activity lagged.

HOWEVER ERRATIC, JOB GROWTH HAS GAINED SOME STRENGTH...

Meanwhile, job growth continued to puzzle many economists throughout much of the year. Having made significant productivity improvements during the recent economic downturn, many businesses were slow to return to previous employment levels. As a result, job gains during the summer and early fall fell short of expectations. However, later reports brought news of a surge in new employment, with strength in construction areas, as well as in the energy, transportation, health care and service sectors. The nation's unemployment rate fell to 5.4% in September 2004, down from 6.1% a year earlier.

[CHART]

       Intermediate-term municipal bond yields were 81% of Treasury yields

5-Year AAA-rated General Obligation (GO) Bonds*                     2.77%
Taxable equivalent yield in 35.0% tax bracket                       4.26%
5-Year Treasury Bond                                                3.40%

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Funds' yield. Statistics as of September 30, 2004.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.

THE FEDERAL RESERVE REMAINED VIGILANT IN LIGHT OF RISING INFLATION...

Inflation re-emerged as a concern to investors and to the Federal Reserve. Oil prices soared amid supply concerns, which were exacerbated by the continuing turmoil in the Middle East, hurricanes in the Gulf of Mexico and surging demand from China. Against that backdrop, the Federal Reserve emphasized that it would wage a vigorous fight against inflation. After maintaining a stable interest rate policy for more than a year, the Fed raised its benchmark Federal Funds rate by 25 basis points in June, August and September of 2004.

Following a strong rally in the first half of the year, the municipal bond market lost some momentum in the second half, as inflation exerted upward pressure on interest rates. For the six months ended September 30, 2004, the Lehman Brothers Municipal Bond Index had a total return of 1.43%.*

  * It is not possible to invest directly in an Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

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EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND as of September 30, 2004
INVESTMENT UPDATE

THE FUND

- During the six months ended September 30, 2004, the Fund's Class A, Class B and Class C shares had total returns of 1.81%, 1.32% and 1.38%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $10.37 on September 30, 2004 from $10.40 on March 31, 2004, and the reinvestment of $0.213 in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.37 per share from $10.41, and the reinvestment of $0.173 per share in tax-free income.(2) For Class C, this return resulted from a decrease in NAV to $9.72 per share from $9.75, and the reinvestment of $0.162 per share in tax-free income.(2)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 1.43% during the six months ended September 30, 2004.(3)

- Based on the most recent distributions and NAVs on September 30, 2004 of $10.37 per share for Class A and Class B and $9.72 per share for Class C, distribution rates were 4.10%, 3.33% and 3.32%, respectively.(4) The distribution rates of Class A, Class B and Class C shares are equivalent to taxable rates of 6.31%, 5.12% and 5.11%, respectively.(5)

- The SEC 30-day yields for Class A, B and C shares at September 30, 2004 were 3.56%, 2.89% and 2.88%, respectively.(6) The SEC 30-day yields of Class A, B and C shares are equivalent to taxable yields of 5.48%, 4.45% and 4.43%, respectively.(5)

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO eatonvance.com.

      * Private insurance does not decrease the risk of loss of principal associated with this investment.

MANAGEMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

- The U.S. economy continued to expand modestly in 2004, although consumers grew increasingly worried about rising fuel costs. Economic growth was supported primarily by capital spending, as businesses made new investments in computers and machinery. The U.S. jobless rate was 5.4% in September 2004, down from 6.1% a year ago.

- Electric utilities remained the Fund's largest sector weighting at September 30, 2004. In an economy slow to recover, the Fund included these more defensive, essential services bonds with their relatively stable revenues.

- Insured* transportation bonds were significant holdings. These bonds financed the construction of major urban transportation projects, with an emphasis on airport bonds. The nation's airports have embarked on major expenditures to modernize facilities and meet growing security needs.

- Hospitals again represented major investments. The Fund focused on institutions management believed to be most competitive in a difficult industry climate. These included hospitals with good reputations for health care specialties, such as cardiac, cancer and dialysis care, as well as children's health services.

[CHART]

RATING DISTRIBUTION(7)

AAA            40.9%
AA              7.1%
A              21.2%
BBB            14.3%
BB              0.8%
B               0.5%
Non-Rated      15.2%

FUND INFORMATION
as of September 30, 2004

PERFORMANCE(8)                                                                        CLASS A       CLASS B       CLASS C
--------------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                                 4.42%         3.64%         3.63%
Five Years                                                                               5.53          4.71          4.73
Ten Years                                                                                N.A.          4.50          4.38
Life of Fund+                                                                            5.49          4.64          3.84

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                                 2.05%         0.64%         2.63%
Five Years                                                                               5.06          4.71          4.73
Ten Years                                                                                N.A.          4.50          4.38
Life of Fund+                                                                            5.20          4.64          3.84

+    Inception Dates - Class A: 6/27/96; Class B: 5/22/92; Class C: 12/8/93

(1) THESE RETURNS DO NOT INCLUDE THE 2.25% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B AND CLASS C SHARES.
(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND/OR ALTERNATIVE MINIMUM TAX; INCOME MAY BE SUBJECT TO STATE AND LOCAL INCOME TAX.
(4) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NAV.
(5) TAXABLE-EQUIVALENT RATES ASSUME A MAXIMUM 35.00% FEDERAL INCOME TAX RATE. A LOWER TAX RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.
(6) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(7) RATING DISTRIBUTION IS AS OF 9/30/04 ONLY AND MAY NOT BE REPRESENTATIVE OF THE FUND'S CURRENT OR FUTURE INVESTMENTS.
(8) SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 2.25% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 3% - 1ST YEAR; 2.5% - 2ND YEAR; 2% - 3RD YEAR; 1% - 4TH YEAR; CLASS C SHARES ARE SUBJECT TO 1% CDSC WITHIN 1ST YEAR.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND as of September 30, 2004 FUND EXPENSES

   EXAMPLE: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004
   - September 30, 2004).

   ACTUAL EXPENSES: The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

              EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND

                                  BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                                          (4/1/04)                (9/30/04)             (4/1/04 - 9/30/04)
      ---------------------------------------------------------------------------------------------------------
      Actual
      Class A                            $  1,000.00             $  1,018.11                  $  4.05
      Class B                            $  1,000.00             $  1,013.18                  $  7.82
      Class C                            $  1,000.00             $  1,013.85                  $  7.82
      ---------------------------------------------------------------------------------------------------------
      Hypothetical
      (5% return before expenses)
      Class A                            $  1,000.00             $  1,021.10                  $  4.05
      Class B                            $  1,000.00             $  1,017.30                  $  7.84
      Class C                            $  1,000.00             $  1,017.30                  $  7.84

* Expenses are equal to the Fund's annualized expense ratio of 0.80% for Class A shares, 1.55% for Class B shares and 1.55% for Class C shares multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND as of September 30, 2004 FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2004

ASSETS

Investment in National Limited Maturity Municipals Portfolio, at value
   (identified cost, $225,879,191)                                            $      236,912,120
Receivable for Fund shares sold                                                          689,374
Prepaid expenses                                                                          10,429
------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  $      237,611,923
------------------------------------------------------------------------------------------------

LIABILITIES

Dividends payable                                                             $          315,675
Payable for Fund shares redeemed                                                         304,121
Payable to affiliate for distribution and service fees                                    11,013
Payable to affiliate for Trustees' fees                                                       10
Accrued expenses                                                                          36,505
------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             $          667,324
------------------------------------------------------------------------------------------------
NET ASSETS                                                                    $      236,944,599
------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                               $      231,998,239
Accumulated net realized loss from Portfolio (computed on the basis of
   identified cost)                                                                   (6,056,076)
Accumulated distributions in excess of net investment income                             (30,493)
Net unrealized appreciation from Portfolio (computed on the basis of
   identified cost)                                                                   11,032,929
------------------------------------------------------------------------------------------------
TOTAL                                                                         $      236,944,599
------------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                                    $      131,480,354
SHARES OUTSTANDING                                                                    12,684,015
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)          $            10.37
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 97.75 of $10.37)                                           $            10.61
------------------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                                    $       31,360,357
SHARES OUTSTANDING                                                                     3,023,543
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)          $            10.37
------------------------------------------------------------------------------------------------

CLASS C SHARES

NET ASSETS                                                                    $       74,103,888
SHARES OUTSTANDING                                                                     7,625,529
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)          $             9.72
------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004

INVESTMENT INCOME

Interest allocated from Portfolio                                             $        5,816,048
Expenses allocated from Portfolio                                                       (633,994)
------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                                          $        5,182,054
------------------------------------------------------------------------------------------------

EXPENSES

Trustees' fees and expenses                                                   $            1,225
Distribution and service fees
   Class A                                                                                96,456
   Class B                                                                               145,508
   Class C                                                                               323,906
Transfer and dividend disbursing agent fees                                               55,945
Registration fees                                                                         31,808
Custodian fee                                                                             16,242
Legal and accounting services                                                             10,172
Printing and postage                                                                       7,614
Miscellaneous                                                                              3,126
------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                $          692,002
------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                         $        4,490,052
------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)                            $          271,980
   Financial futures contracts                                                          (602,260)
------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                             $         (330,280)
------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                        $         (442,494)
   Financial futures contracts                                                           (69,096)
------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                          $         (511,590)
------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                              $         (841,870)
------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $        3,648,182
------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SIX MONTHS ENDED
INCREASE (DECREASE)                                                      SEPTEMBER 30, 2004    YEAR ENDED
IN NET ASSETS                                                            (UNAUDITED)           MARCH 31, 2004
-----------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                                 $        4,490,052    $        8,430,805
   Net realized loss from investment
      and financial futures
      contracts transactions                                                       (330,280)           (1,067,462)
   Net change in unrealized
      appreciation (depreciation)
      from investments and financial
      futures contracts                                                            (511,590)            4,082,295
-----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                               $        3,648,182    $       11,445,638
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                                            $       (2,658,087)   $       (5,132,061)
      Class B                                                                      (542,667)           (1,168,727)
      Class C                                                                    (1,204,178)           (1,947,384)
-----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                      $       (4,404,932)   $       (8,248,172)
-----------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                            $       22,173,527    $       48,454,822
      Class B                                                                     5,138,256            17,968,278
      Class C                                                                    15,638,541            37,670,041
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                                                     1,515,314             2,524,200
      Class B                                                                       288,727               562,608
      Class C                                                                       541,103               930,251
   Cost of shares redeemed
      Class A                                                                   (25,875,340)          (45,897,608)
      Class B                                                                    (3,965,392)          (13,921,274)
      Class C                                                                    (9,023,299)          (18,983,187)
   Net asset value of shares exchanged
      Class A                                                                     3,669,263             3,909,314
      Class B                                                                    (3,669,263)           (3,909,314)
-----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                                                    $        6,431,437    $       29,308,131
-----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                               $        5,674,687    $       32,505,597
-----------------------------------------------------------------------------------------------------------------

                                                                         SIX MONTHS ENDED
                                                                         SEPTEMBER 30, 2004    YEAR ENDED
NET ASSETS                                                               (UNAUDITED)           MARCH 31, 2004
-----------------------------------------------------------------------------------------------------------------
At beginning of period                                                   $      231,269,912    $      198,764,315
-----------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                         $      236,944,599    $      231,269,912
-----------------------------------------------------------------------------------------------------------------

ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
INCOME INCLUDED IN NET ASSETS

AT END OF PERIOD                                                         $          (30,493)   $         (115,613)
-----------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                                  CLASS A
                                           -------------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                           YEAR ENDED MARCH 31,
                                           SEPTEMBER 30, 2004   ----------------------------------------------------------------
                                           (UNAUDITED)              2004(1)      2003(1)    2002(1)(2)      2001        2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period         $   10.400         $   10.250   $    9.860   $   10.040   $    9.790   $   10.490
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                          $    0.216         $    0.437   $    0.461   $    0.485   $    0.531   $    0.516
Net realized and unrealized gain (loss)            (0.033)             0.138        0.395       (0.152)       0.241       (0.692)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS            $    0.183         $    0.575   $    0.856   $    0.333   $    0.772   $   (0.176)
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                     $   (0.213)        $   (0.425)  $   (0.466)  $   (0.513)  $   (0.522)  $   (0.524)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            $   (0.213)        $   (0.425)  $   (0.466)  $   (0.513)  $   (0.522)  $   (0.524)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD               $   10.370         $   10.400   $   10.250   $    9.860   $   10.040   $    9.790
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                      1.81%              5.70%        8.90%        3.39%        8.12%       (1.68)%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)      $  131,480         $  130,466   $  119,619   $   83,647   $   71,365   $   75,081
Ratios (As a percentage of average daily
  net assets):
   Expenses(4)                                       0.81%(5)           0.80%        0.82%        0.91%        0.94%        1.03%
   Expenses after custodian fee
     reduction(4)                                    0.80%(5)           0.80%        0.81%        0.88%        0.93%        1.01%
   Net investment income                             4.19%(5)           4.22%        4.54%        4.85%        5.37%        5.14%
Portfolio Turnover of the Portfolio                    14%                27%          24%          12%          13%          27%
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using the average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accouting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended
    March 31, 2002 was to increase net investment income per share by $0.002, and increase net realized and unrealized losses per share by $0.002, and increase the ratio of net investment income to average net assets from 4.83% to 4.85%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of the Portfolio's allocated expenses.
(5) Annualized.

                        See notes to financial statements

                                                                                  CLASS B
                                           -------------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                           YEAR ENDED MARCH 31,
                                           SEPTEMBER 30, 2004   ----------------------------------------------------------------
                                           (Unaudited)              2004(1)      2003(1)    2002(1)(2)      2001        2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period         $   10.410         $   10.260   $    9.860   $   10.040   $    9.790   $   10.490

INCOME (LOSS) FROM OPERATIONS

Net investment income                          $    0.177         $    0.360   $    0.381   $    0.409   $    0.461   $    0.438
Net realized and unrealized gain (loss)            (0.044)             0.142        0.405       (0.155)       0.232       (0.693)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS            $    0.133         $    0.502   $    0.786   $    0.254   $    0.693   $   (0.255)
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                     $   (0.173)        $   (0.352)  $   (0.386)  $   (0.434)  $   (0.443)  $   (0.445)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            $   (0.173)        $   (0.352)  $   (0.386)  $   (0.434)  $   (0.443)  $   (0.445)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD               $   10.370         $   10.410   $   10.260   $    9.860   $   10.040   $    9.790
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                      1.32%              4.94%        8.15%        2.58%        7.26%       (2.46)%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)      $   31,360         $   33,731   $   32,517   $   10,638   $    7,840   $    6,452
Ratios (As a percentage of average daily
  net assets):
   Expenses(4)                                       1.56%(5)           1.55%        1.57%        1.66%        1.68%        1.81%
   Expenses after custodian fee
     reduction(4)                                    1.55%(5)           1.55%        1.56%        1.63%        1.67%        1.79%
   Net investment income                             3.44%(5)           3.48%        3.75%        4.09%        4.61%        4.36%
Portfolio Turnover of the Portfolio                    14%                27%          24%          12%          13%          27%
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using the average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accouting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended
    March 31, 2002 was to increase net investment income per share by $0.002, and increase net realized and unrealized losses per share by $0.002, and increase the ratio of net investment income to average net assets from 4.07% to 4.09%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of the Portfolio's allocated expenses.
(5) Annualized.

                        See notes to financial statements

                                                                                  CLASS C
                                           -------------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                           YEAR ENDED MARCH 31,
                                           SEPTEMBER 30, 2004   ----------------------------------------------------------------
                                           (UNAUDITED)              2004(1)      2003(1)    2002(1)(2)      2001        2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period         $    9.750         $    9.610   $    9.240   $    9.400   $    9.160   $    9.820
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                          $    0.167         $    0.335   $    0.357   $    0.379   $    0.423   $    0.401
Net realized and unrealized gain (loss)            (0.035)             0.133        0.379       (0.138)       0.225       (0.651)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS            $    0.132         $    0.468   $    0.736   $    0.241   $    0.648   $   (0.250)
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                     $   (0.162)        $   (0.328)  $   (0.366)  $   (0.401)  $   (0.408)  $   (0.410)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            $   (0.162)        $   (0.328)  $   (0.366)  $   (0.401)  $   (0.408)  $   (0.410)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD               $    9.720         $    9.750   $    9.610   $    9.240   $    9.400   $    9.160
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                      1.38%              4.93%        8.12%        2.58%        7.25%       (2.57)%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)      $   74,104         $   67,073   $   46,629   $   19,488   $    7,517   $    7,712
Ratios (As a percentage of average daily
  net assets):
   Expenses(4)                                       1.56%(5)           1.55%        1.57%        1.66%        1.69%        1.90%
   Expenses after custodian fee
     reduction(4)                                    1.55%(5)           1.55%        1.56%        1.63%        1.68%        1.88%
   Net investment income                             3.44%(5)           3.45%        3.75%        4.05%        4.61%        4.26%
Portfolio Turnover of the Portfolio                    14%                27%          24%          12%          13%          27%
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using the average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accouting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended
    March 31, 2002 was to increase net investment income per share by $0.002, and increase net realized and unrealized losses per share by $0.002, and increase the ratio of net investment income to average net assets from 4.03% to 4.05%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of the Portfolio's allocated expenses.
(5) Annualized.

                        See notes to financial statements

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND as of September 30, 2004 NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   SIGNIFICANT ACCOUNTING POLICIES

    Eaton Vance National Limited Maturity Municipals Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares: Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class B shares held longer than (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares. In addition, Class B shares acquired through the reinvestment of distributions will also convert to Class A shares in proportion to shares not acquired through reinvestment. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of paid shares of each class to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the National Limited Maturity Municipals Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at September 30, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

    A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    B INCOME -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund.

    C EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

    D FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $4,394,888 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover will expire as follows on: March 31, 2005, $1,120,027, March 31, 2006, $320,446, March 31, 2007, $60,400, March 31, 2009, $248,691, March 31,
    2010, $146,034, March 31, 2011, $1,719,505 and March 31, 2012, $779,785.
    Dividends paid by the Fund from net interest on tax-exempt municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated Investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

    Additionally, at March 31, 2004, the Fund had net capital losses of $2,063,876 attributable to security transactions incurred after October 31, 2003. This is treated as arising on the first day of the Fund's next taxable year.

    E EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations. There were no credit balances used to reduce the Fund's custodian fees for the six months ended September 30, 2004.

    F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

    G INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

    H OTHER -- Investment transactions are accounted for on a trade-date basis.

    I INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to September 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   DISTRIBUTIONS TO SHAREHOLDERS

    The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 2005 and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

3   SHARES OF BENEFICIAL INTEREST

    The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                               SIX MONTHS ENDED
                                               SEPTEMBER 30, 2004     YEAR ENDED
    CLASS A                                    (UNAUDITED)            MARCH 31, 2004
    -----------------------------------------------------------------------------------
    Sales                                               2,162,531             4,677,338
    Issued to shareholders electing to
      receive payments of distributions
      in Fund shares                                      147,901               243,429
    Redemptions                                        (2,524,453)           (4,429,599)
    Exchange from Class B shares                          358,147               377,655
    -----------------------------------------------------------------------------------
    NET INCREASE                                          144,126               868,823
    -----------------------------------------------------------------------------------

                                               SIX MONTHS ENDED
                                               SEPTEMBER 30, 2004     YEAR ENDED
    CLASS B                                    (UNAUDITED)            MARCH 31, 2004
    -----------------------------------------------------------------------------------
    Sales                                                 500,593             1,745,301
    Issued to shareholders electing to
      receive payments of distributions
      in Fund shares                                       28,184                54,235
    Redemptions                                          (387,784)           (1,352,076)
    Exchange to Class A shares                           (357,973)             (377,421)
    -----------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                              (216,980)               70,039
    -----------------------------------------------------------------------------------

                                               SIX MONTHS ENDED
                                               SEPTEMBER 30, 2004     YEAR ENDED
    CLASS C                                    (UNAUDITED)            MARCH 31, 2004
    -----------------------------------------------------------------------------------
    Sales                                               1,632,619             3,888,131
    Issued to shareholders electing to
      receive payments of distributions
      in Fund shares                                       56,259                95,792
    Redemptions                                          (941,158)           (1,958,861)
    -----------------------------------------------------------------------------------
    NET INCREASE                                          747,720             2,025,062
    -----------------------------------------------------------------------------------

4   TRANSACTIONS WITH AFFILIATES

    Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. The Fund was informed that Eaton Vance Management (EVM) earned $4,226 from the transfer agent for the six months ended September 30, 2004. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $7,232, from the Fund as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2004.

5   DISTRIBUTION AND SERVICE PLANS

    The Fund has in effect a distribution plan for Class B shares (Class B Plan) and for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan), (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% of the aggregate amount received by the Fund for Class B shares sold and 6.25% of Class C sales of the amount received by the Fund for each share sold and, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to or payable to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. For the six months ended September 30, 2004, the Fund paid or accrued $121,257 and $269,922 for Class B and Class C shares, respectively, to EVD, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At September 30, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $1,458,000 and $10,274,000 for Class B and Class C shares, respectively.

    The Plans authorize each class to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for each fiscal year. The Trustees approved quarterly service fee payments equal to 0.15% per annum of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended September 30, 2004 amounted to $96,456, $24,251, and $53,984 for Class A, Class B, and Class C shares, respectively.

    Certain officers and Trustees of the Fund are officers or directors of EVD.

6   CONTINGENT DEFERRED SALES CHARGE

    A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B and Class C shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $46,000 and $8,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended September 30, 2004.

7   INVESTMENT TRANSACTIONS

    Increases and decreases in the Fund's investment in the Portfolio for the six months ended September 30, 2004, aggregated $43,834,355 and $41,778,681, respectively.

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 2004 PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 98.6%

PRINCIPAL AMOUNT
(000'S OMITTED)           SECURITY                                                        VALUE
-----------------------------------------------------------------------------------------------------------
COGENERATION -- 2.2%

$       1,765     Carbon County, PA, IDA, (Panther Creek Partners), (AMT),
                  6.65%, 5/1/10                                                           $       1,910,948
          240     New Jersey EDA, (Trigen-Trenton), (AMT),
                  6.10%, 12/1/04                                                                    241,318
          985     Ohio Water Development Authority, Solid Waste Disposal,
                  (Bay Shore Power), (AMT), 6.625%, 9/1/20                                        1,007,419
          675     Pennsylvania EDA, (Resource Recovery- Northampton),
                  (AMT), 6.75%, 1/1/07                                                              698,409
        1,400     Pennsylvania EDA, (Resource Recovery-Colver), (AMT),
                  7.05%, 12/1/10                                                                  1,434,734
-----------------------------------------------------------------------------------------------------------
                                                                                          $       5,292,828
-----------------------------------------------------------------------------------------------------------

EDUCATION -- 4.1%

$       2,000     Illinois Educational Facility Authority, (Art Institute of
                  Chicago), 4.45%, 3/1/34                                                 $       2,003,400
        2,815     Missouri Health and Educational Facilities Authority,
                  (St. Louis University), 5.50%, 10/1/16                                          3,265,428
          850     New Hampshire HEFA, (Colby-Sawyer College),
                  7.20%, 6/1/12                                                                     897,430
          425     New Jersey Educational Facilities Authority, (Stevens
                  Institute of Technology), 5.00%, 7/1/11                                           459,965
        1,235     New Jersey Educational Facilities Authority, (Steven's
                  Institute of Technology), 5.00%, 7/1/12                                         1,335,801
        1,700     University of Illinois, 0.00%, 4/1/15                                           1,081,829
        1,000     University of Illinois, 0.00%, 4/1/16                                             602,070
-----------------------------------------------------------------------------------------------------------
                                                                                          $       9,645,923
-----------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 12.9%

$       1,000     Brazos River Authority, TX, (Reliant Energy, Inc.),
                  5.20%, 12/1/18                                                          $       1,096,870
        1,500     Brazos River Authority, TX, (Reliant Energy, Inc.),
                  5.375%, 4/1/19                                                                  1,502,445
        1,500     California Department of Water Resource Power Supply,
                  5.125%, 5/1/18                                                                  1,606,350
        3,000     Energy Northwest Washington Electric, (Columbia
                  Generating), 5.50%, 7/1/15                                                      3,428,040
        1,000     Illinois Development Finance Authority PCR, (AMT),
                  5.00%, 6/1/28                                                                   1,048,000
        2,500     New Hampshire Business Finance Authority Pollution
                  Control, (Central Maine Power Co.), 5.375%, 5/1/14                              2,699,425
        3,050     New York Energy Research and Development Authority
                  Facility, (AMT), Variable Rate, 6/1/36                                          3,076,443
        4,100     North Carolina Eastern Municipal Power Agency,
                  5.375%, 1/1/13                                                                  4,470,107
        4,000     North Carolina Municipal Power Agency, (Catawba),
                  5.50%, 1/1/13                                                                   4,440,200
$       1,000     North Carolina Municipal Power Agency, (Catawba),
                  6.375%, 1/1/13                                                          $       1,130,980
        1,250     Sam Rayburn, TX, Municipal Power Agency, Power Supply
                  System, 6.00%, 10/1/16                                                          1,367,375
        1,000     San Antonio, TX, Electric and Natural Gas, 4.50%, 2/1/21                        1,006,010
        3,500     Wake County, NC, Industrial Facilities and Pollution Control
                  Financing Authority, (Carolina Power and Light Co.),
                  5.375%, 2/1/17                                                                  3,774,890
-----------------------------------------------------------------------------------------------------------
                                                                                          $      30,647,135
-----------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 6.0%

$       1,000     Arkansas State Student Loan Authority, (AMT),
                  Prerefunded to 6/1/06, 6.25%, 6/1/10                                    $       1,065,910
          140     Connecticut HEFA, (Sacred Heart University),
                  Prerefunded to 7/1/07, 6.00%, 7/1/08                                              156,986
          420     Florence, KY, Housing Facilities, (Bluegrass Housing),
                  Escrowed to Maturity, 7.25%, 5/1/07                                               431,172
          465     Forsyth County, GA, Hospital Authority, (Georgia Baptist
                  Health Care System), Escrowed to Maturity,
                  6.00%, 10/1/08                                                                    499,191
        3,500     Maricopa County, AZ, IDA, Multifamily, Escrowed to
                  Maturity, 6.45%, 1/1/17(1)                                                      3,881,220
          650     Maricopa County, AZ, IDA, Multifamily, Escrowed to
                  Maturity, 7.876%, 1/1/11                                                          753,694
        3,000     Massachusetts Turnpike Authority, Escrowed to Maturity,
                  5.00%, 1/1/20                                                                   3,313,110
        2,110     Metropolitan Transportation Authority of New York,
                  Prerefunded to 7/1/15, 5.50%, 7/1/17                                            2,471,907
        1,195     North Carolina Eastern Municipal Power Agency,
                  Escrowed to Maturity, 4.00%, 1/1/18                                             1,201,680
          490     Saint Tammany, LA, Public Trust Finance Authority,
                  (Christwood), Escrowed to Maturity, 8.75%, 11/15/05                               510,619
-----------------------------------------------------------------------------------------------------------
                                                                                          $      14,285,489
-----------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 3.9%

$       3,000     California, 5.25%, 7/1/13                                               $       3,393,900
        1,000     Keller, TX, Independent School District, 0.00%, 8/15/11                           778,260
          500     Kershaw County, SC, School District, 5.00%, 2/1/18                                535,840
        1,650     McAllen, TX, Independent School District, (PSF),
                  4.50%, 2/15/18                                                                  1,668,727
        1,500     New York City, NY, 5.625%, 12/1/13                                              1,673,295
        1,015     New York City, NY, 5.875%, 8/15/13                                              1,094,617
-----------------------------------------------------------------------------------------------------------
                                                                                          $       9,144,639
-----------------------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 1.1%

$       2,000     Illinois HFA, (Lutheran Social Services),
                  6.125%, 8/15/10                                                         $       2,003,540

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)           SECURITY                                                        VALUE
-----------------------------------------------------------------------------------------------------------
HEALTH CARE-MISCELLANEOUS (CONTINUED)

$         150     Pittsfield Township, MI, EDC, (Arbor Hospice),
                  7.875%, 8/15/27                                                         $         144,306
          530     Tax Revenue Exempt Securities Trust, Community Health
                  Provider, (Pooled Loan Program Various States Trust
                  Certificates), 6.00%, 12/1/36                                                     540,158
-----------------------------------------------------------------------------------------------------------
                                                                                          $       2,688,004
-----------------------------------------------------------------------------------------------------------

HOSPITAL -- 9.1%

$         550     Colorado Health Facilities Authority, (Parkview Medical
                  Center), 5.75%, 9/1/09                                                  $         603,509
          500     Colorado Health Facilities Authority, (Parkview Memorial
                  Hospital), 6.125%, 9/1/25                                                         518,290
        2,500     Cuyahoga County, OH, (Cleveland Clinic Health System),
                  6.00%, 1/1/17                                                                   2,859,050
          100     Michigan Hospital Finance Authority, (Central Michigan
                  Community Hospital), 6.00%, 10/1/05                                               102,162
          100     Michigan Hospital Finance Authority, (Central Michigan
                  Community Hospital), 6.10%, 10/1/06                                               104,136
          225     Michigan Hospital Finance Authority, (Central Michigan
                  Community Hospital), 6.20%, 10/1/07                                               238,144
          545     Michigan Hospital Finance Authority, (Gratiot Community
                  Hospital), 6.10%, 10/1/07                                                         571,574
        2,000     Michigan Hospital Finance Authority, (Henry Ford Health
                  System), 5.50%, 3/1/14                                                          2,174,280
        1,000     Michigan Hospital Finance Authority, (Memorial Healthcare
                  Center), 5.875%, 11/15/21                                                       1,020,900
          300     New Hampshire HEFA, (Littleton Hospital Association),
                  5.45%, 5/1/08                                                                     304,113
        1,800     New York Dormitory Authority, (Methodist Hospital),
                  5.25%, 7/1/15                                                                   1,964,160
        2,055     New York Dormitory Authority, (Methodist Hospital),
                  5.25%, 7/1/16                                                                   2,230,353
        2,185     Oklahoma Development Finance Authority, (Hillcrest
                  Medical Center), 5.00%, 8/15/09                                                 2,394,738
        2,000     Orange County, FL, Health Facilities Authority, (Adventist
                  Health System), 5.25%, 11/15/18                                                 2,107,280
        2,000     Orange County, FL, Health Facilities Authority, (Adventist
                  Health System), 6.375%, 11/15/20                                                2,205,780
        2,000     South Carolina Jobs-Economic Development Authority,
                  (Palmetto Health Alliance), 6.00%, 8/1/12                                       2,212,400
-----------------------------------------------------------------------------------------------------------
                                                                                          $      21,610,869
-----------------------------------------------------------------------------------------------------------

HOUSING -- 0.6%

$         600     Georgia Private Colleges and Universities Authority,
                  Student Housing Revenue, (Mercer Housing Corp.),
                  6.00%, 6/1/31                                                           $         617,568
          685     Sandaval County, NM, Multifamily, 6.00%, 5/1/32                                   679,027
$         115     Texas Student Housing Corp., (University of
                  Northern Texas), 9.375%, 7/1/06                                         $         113,273
-----------------------------------------------------------------------------------------------------------
                                                                                          $       1,409,868
-----------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 5.5%

$         315     Austin, TX, (Cargoport Development LLC), (AMT),
                  7.50%, 10/1/07                                                          $         324,330
          430     Austin, TX, (Cargoport Development LLC), (AMT),
                  8.30%, 10/1/21                                                                    453,439
          500     Cartersville, GA, Development Authority Waste and
                  Wastewater Facility, (Anheuser-Busch), (AMT),
                  5.10%, 2/1/12                                                                     542,415
        1,320     Denver, CO, City and County Special Facilities,
                  (United Airlines), (AMT), 6.875%, 10/1/32                                         976,800
        1,630     Houston, TX, Industrial Development Corp., (AMT),
                  6.375%, 1/1/23                                                                  1,656,944
        1,000     Michigan Job Development Authority, (General
                  Motors Corp.), PCR, 5.55%, 4/1/09                                               1,001,580
        1,435     Mississippi Business Finance Corp., (Air Cargo),
                  (AMT), 7.25%, 7/1/34                                                            1,457,458
        1,440     New Jersey EDA, (Continental Airlines), (AMT),
                  6.25%, 9/15/19                                                                  1,135,714
        1,000     New Jersey EDA, (Holt Hauling), (AMT), 7.90%, 3/1/27(2)                           970,000
        1,500     Nez Perce County, ID, PCR, (Potlatch Corp.),
                  6.125%, 12/1/07                                                                 1,537,035
        2,825     Toledo Lucas County, OH, Port Authority, (Cargill, Inc.),
                  4.50%, 12/1/15                                                                  2,916,361
-----------------------------------------------------------------------------------------------------------
                                                                                          $      12,972,076
-----------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 1.1%

$       2,000     New York Dormitory Authority, (SUNY, NY), (XLCA),
                  5.25%, 7/1/32                                                           $       2,232,240
          500     Southern Illinois University, Housing and Auxiliary
                  Facilities, (MBIA), 0.00%, 4/1/17                                                 286,215
-----------------------------------------------------------------------------------------------------------
                                                                                          $       2,518,455
-----------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 4.8%

$         750     California Pollution Control Financing Authority, PCR,
                  (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16               $         812,993
        1,010     Energy Northwest Washington Electric, (FSA),
                  5.50%, 7/1/13                                                                   1,147,895
        2,000     Forsyth, MT, PCR, (Avista Corp.), (AMBAC),
                  5.00%, 10/1/32(3)                                                               2,177,160
        1,975     Long Island Power Authority, NY, Electric System Revenue,
                  (XLCA), 5.25%, 12/1/13                                                          2,231,098
        2,000     Long Island Power Authority, NY, Electric System Revenue,
                  (XLCA), 5.25%, 6/1/14                                                           2,257,080

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)           SECURITY                                                        VALUE
-----------------------------------------------------------------------------------------------------------
INSURED-ELECTRIC UTILITIES (CONTINUED)

$         500     Muscatine, IA, Electric, (AMBAC), 5.50%, 1/1/11                         $         566,645
          500     Muscatine, IA, Electric, (AMBAC), 5.50%, 1/1/12                                   570,930
          400     Piedmont, SC, Municipal Power Agency, (MBIA),
                  5.00%, 1/1/15                                                                     417,260
        1,000     Puerto Rico Electric Power Authority, (XLCA),
                  5.375%, 7/1/18                                                                  1,156,370
-----------------------------------------------------------------------------------------------------------
                                                                                          $      11,337,431
-----------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 1.7%

$         215     Connecticut Airport, (Bradley International Airport),
                  Signature Flight, (FGIC), Escrowed to Maturity,
                  7.40%, 10/1/04                                                          $         215,034
        1,000     Long Island Power Authority, NY, Electric System Revenue,
                  (FSA), Escrowed to Maturity, 5.25%, 12/1/14                                     1,149,070
        1,000     Metropolitan Transportation Authority, NY, Commuter
                  Facilities, (AMBAC), Escrowed to Maturity, 5.00%, 7/1/20                        1,091,050
        1,000     Metropolitan Transportation Authority, NY, Transit Facilities,
                  (FGIC), Prerefunded to 10/1/15, 4.50%, 4/1/18                                   1,082,590
          500     Metropolitan Transportation Authority, NY, Transit Facilities,
                  (MBIA), Escrowed to Maturity, 5.00%, 7/1/17                                       545,385
-----------------------------------------------------------------------------------------------------------
                                                                                          $       4,083,129
-----------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 5.9%

$       1,655     Bridgeport, CT, (MBIA), 5.25%, 8/15/17                                  $       1,841,618
        2,500     Chicago, IL, (Central Loop Redevelopment),
                  (XLCA), 0.00%, 12/1/08                                                          2,215,650
        1,000     Egg Harbor Township, NJ, School District, (FSA),
                  5.50%, 7/15/19(4)                                                               1,166,070
        1,000     Hillsborough Township, NJ, School District, (FSA),
                  5.375%, 10/1/18                                                                 1,157,410
        1,850     New York, NY, (FGIC), 5.50%, 6/1/12                                             2,116,289
        2,000     New York, NY, (FGIC), 5.75%, 3/15/11                                            2,299,820
        1,000     San Diego, CA, Unified School District, (MBIA),
                  5.00%, 7/1/17                                                                   1,116,580
        1,400     Springfield, OH, City School District, (FGIC),
                  5.00%, 12/1/17                                                                  1,521,716
        1,000     St. Louis, MO, Board of Education, (FSA),
                  0.00%, 4/1/16                                                                     615,780
-----------------------------------------------------------------------------------------------------------
                                                                                          $      14,050,933
-----------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 1.7%

$         775     Akron, Bath and Copley, OH, Township, Hospital District,
                  (Childrens Hospital Center), (FSA), 5.25%, 11/15/15                     $         848,431
        1,180     Akron, Bath and Copley, OH, Township, Hospital District,
                  (Childrens Hospital Center), (FSA), 5.25%, 11/15/16                             1,286,401
        2,000     El Paso County, TX, Hospital District, (MBIA),
                  0.00%, 8/15/06                                                                  1,921,960
-----------------------------------------------------------------------------------------------------------
                                                                                          $       4,056,792
-----------------------------------------------------------------------------------------------------------

INSURED-INDUSTRIAL DEVELOPMENT REVENUE -- 0.2%

$         500     Monroe County, MI, (Detroit Edison), (AMBAC), (AMT),
                  6.35%, 12/1/04                                                          $         503,895
-----------------------------------------------------------------------------------------------------------
                                                                                          $         503,895
-----------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 1.9%

$       1,480     Anaheim, CA, Public Financing Authority, (Public
                  Improvements), (FSA), 0.00%, 9/1/19                                     $         726,680
        1,000     Laredo, TX, Certificates of Obligation, (MBIA),
                  4.50%, 2/15/17                                                                  1,013,860
        1,000     New Jersey Transportation Trust Fund Authority, Certificates
                  of Participation, (MBIA), 5.25%, 12/15/14(4)                                    1,133,910
        2,100     Texas Public Finance Authority, (MBIA), 0.00%, 2/1/12                           1,586,739
-----------------------------------------------------------------------------------------------------------
                                                                                          $       4,461,189
-----------------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 0.5%

$       1,000     Missouri Development Finance Board Cultural Facility,
                  (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/14                     $       1,117,730
-----------------------------------------------------------------------------------------------------------
                                                                                          $       1,117,730
-----------------------------------------------------------------------------------------------------------

INSURED-SOLID WASTE -- 0.6%

$       1,175     Massachusetts Development Finance Agency,
                  (Semass System), (MBIA), 5.625%, 1/1/12                                 $       1,335,658
-----------------------------------------------------------------------------------------------------------
                                                                                          $       1,335,658
-----------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 0.9%

$       1,000     Julington Creek Plantation, FL, Community Development
                  District, (MBIA), 4.75%, 5/1/19                                         $       1,040,370
        1,000     Reno, NV, Capital Improvements, (FGIC),
                  5.625%, 6/1/14                                                                  1,145,270
-----------------------------------------------------------------------------------------------------------
                                                                                          $       2,185,640
-----------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 11.5%

$       2,295     Chicago, IL, O'Hare International Airport, (MBIA), (AMT),
                  5.75%, 1/1/17                                                           $       2,536,847
        1,000     Denver, CO, City and County Airport, (FSA), (AMT),
                  5.00%, 11/15/11                                                                 1,079,300
        1,640     Denver, CO, City and County Airport, (MBIA),
                  6.00%, 11/15/11                                                                 1,906,943
        1,000     Houston, TX, Airport System, (FGIC), (AMT),
                  5.50%, 7/1/12                                                                   1,103,160
        2,000     Kenton County, KY, Airport, (Cincinnati/Northern Kentucky),
                  (MBIA), (AMT), 5.625%, 3/1/13                                                   2,217,900
        2,500     Massachusetts Port Authority, (Delta Airlines), (AMBAC),
                  (AMT), 5.50%, 1/1/15                                                            2,627,325

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)           SECURITY                                                        VALUE
-----------------------------------------------------------------------------------------------------------
INSURED-TRANSPORTATION (CONTINUED)

$       1,000     Miami-Dade County, FL, Aviation, (Miami International
                  Airport), (FGIC), (AMT), 5.50%, 10/1/13                                 $       1,111,260
        2,000     Minneapolis and St. Paul, MN, Metropolitan Airport
                  Commission, (FGIC), (AMT), 5.25%, 1/1/11                                        2,182,600
        1,430     Minneapolis and St. Paul, MN, Metropolitan Airports
                  Commission Airport, (FGIC), (AMT), 6.00%, 1/1/11                                1,603,588
        2,000     New Jersey Transportation Trust Fund Authority, (FSA),
                  5.25%, 10/1/14                                                                  2,292,400
        1,000     New Jersey Transportation Trust Fund Authority, (MBIA),
                  5.50%, 12/15/17(4)                                                              1,161,060
        1,000     Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/18                                1,164,900
        1,000     Port Seattle, WA, (MBIA), (AMT), 6.00%, 2/1/11                                  1,135,800
        2,635     San Francisco, CA, City and County International Airport
                  Commission, (FGIC), 5.00%, 5/1/19                                               2,776,605
        2,000     Wayne Charter County, MI, Metropolitan Airport, (FGIC),
                  (AMT), 5.50%, 12/1/15                                                           2,220,300
-----------------------------------------------------------------------------------------------------------
                                                                                          $      27,119,988
-----------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 1.3%

$       2,000     Honolulu, HI, Wastewater System, (FGIC),
                  0.00%, 7/1/11                                                           $       1,561,400
        1,250     Washington County, OR, Clean Water Services, (MBIA),
                  5.25%, 10/1/16                                                                  1,433,150
-----------------------------------------------------------------------------------------------------------
                                                                                          $       2,994,550
-----------------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 2.3%

$       3,385     New Jersey EDA, (School Facilities Construction),
                  5.50%, 9/1/19                                                           $       3,895,526
        1,500     New York Dormitory Authority, (Court Facilities),
                  5.50%, 5/15/17                                                                  1,660,965
-----------------------------------------------------------------------------------------------------------
                                                                                          $       5,556,491
-----------------------------------------------------------------------------------------------------------

NURSING HOME -- 0.7%

$         840     Clovis, NM, IDR, (Retirement Ranches, Inc.),
                  7.75%, 4/1/19                                                           $         868,787
          250     Massachusetts IFA, (Age Institute of Massachusetts),
                  7.60%, 11/1/05                                                                    250,155
          485     Wisconsin HEFA, (Wisconsin Illinois Senior Housing),
                  7.00%, 8/1/29                                                                     455,206
-----------------------------------------------------------------------------------------------------------
                                                                                          $       1,574,148
-----------------------------------------------------------------------------------------------------------

OTHER REVENUE -- 5.0%

$         890     Barona, CA, (Band of Mission Indians), 8.25%, 1/1/20                    $         924,265
        2,000     California Statewide Communities Development Authority,
                  (East Valley Tourist Development Authority),
                  8.25%, 10/1/14                                                                  2,045,000
$       2,400     Capital Trust Agency, FL, (Seminole Tribe Convention),
                  8.95%, 10/1/33                                                          $       2,789,544
        1,000     Capital Trust Agency, FL, (Seminole Tribe Convention),
                  10.00%, 10/1/33                                                                 1,199,280
        2,500     Golden Tobacco Securitization Corp., CA, 5.00%, 6/1/13                          2,501,800
        1,000     Mohegan Tribe, CT, Gaming Authority, 5.375%, 1/1/11                             1,091,220
        1,000     Sandoval County, NM, (Santa Ana Pueblo),
                  7.75%, 7/1/15                                                                   1,030,250
          225     Santa Fe, NM, (Crow Hobbs), 8.25%, 9/1/05                                         224,021
-----------------------------------------------------------------------------------------------------------
                                                                                          $      11,805,380
-----------------------------------------------------------------------------------------------------------

POOLED LOANS -- 1.6%

$       1,900     Arizona Educational Loan Marketing Corp., (AMT),
                  6.25%, 6/1/06                                                           $       1,992,967
        1,000     Arizona Student Loan Acquisition Authority, (AMT),
                  7.625%, 5/1/10                                                                  1,022,900
          790     Ohio Economic Development, (Ohio Enterprise Bond Fund),
                  (AMT), 5.25%, 12/1/15                                                             831,609
-----------------------------------------------------------------------------------------------------------
                                                                                          $       3,847,476
-----------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 1.5%

$         770     Albuquerque, NM, Retirement Facilities, (La Vida Liena
                  Retirement Center), 6.60%, 12/15/28                                     $         752,629
        1,105     Arizona Health Facilities Authority, (Care Institute,
                  Inc.-Mesa), 7.625%, 1/1/06(5)                                                   1,010,335
          500     Kansas City, MO, IDR, (Kingswood Manor),
                  5.80%, 11/15/17                                                                   458,215
          240     Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30                             228,005
          300     Mesquite, TX, Health Facilities Development,
                  (Christian Care Centers), 7.00%, 2/15/10                                          320,310
          395     Michigan Hospital Finance Authority, (Presbyterian Villages),
                  6.20%, 1/1/06                                                                     400,554
          495     North Miami, FL, Health Facilities Authority, (Imperial Club),
                  6.75%, 1/1/33                                                                     455,281
-----------------------------------------------------------------------------------------------------------
                                                                                          $       3,625,329
-----------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 5.5%

$       1,500     Brentwood, CA, Infrastructure Financing Authority,
                  6.375%, 9/2/33                                                          $       1,545,435
          500     Concorde Estates Community Development District, FL,
                  Capital Improvements, 5.00%, 5/1/11                                               501,955
          500     Cottonwood, CO, Water and Sanitation District,
                  7.75%, 12/1/20                                                                    526,860
        2,000     Detroit, MI, Downtown Development Authority Tax
                  Increment, 0.00%, 7/1/21                                                          839,440
          300     Fishhawk, FL, Community Development District,
                  5.00%, 11/1/07                                                                    302,769

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)           SECURITY                                                        VALUE
-----------------------------------------------------------------------------------------------------------
SPECIAL TAX REVENUE (CONTINUED)

$       2,100     Fishhawk, FL, Community Development District II,
                  5.125%, 11/1/09                                                         $       2,127,636
          250     Frederick County, MD, Urbana Community Development
                  Authority, 6.625%, 7/1/25                                                         260,060
          485     Gateway, FL, Services Community Development District,
                  (Stoneybrook), 5.50%, 7/1/08                                                      494,210
        2,000     Heritage Harbour, FL, South Community Development
                  District, Capital Improvements, 5.25%, 11/1/08                                  2,013,620
          170     Heritage Palms Community Development District, FL,
                  Capital Improvements, 6.25%, 11/1/04                                              170,027
          210     Longleaf, FL, Community Development District,
                  6.20%, 5/1/09                                                                     203,553
        1,000     New York Local Government Assistance Corp.,
                  5.25%, 4/1/16                                                                   1,125,650
        2,000     Sterling Hill Community Development District, FL,
                  Capital Improvements, 5.50%, 11/1/10                                            2,033,460
          115     Stoneybrook, FL, West Community Development District,
                  6.45%, 5/1/10                                                                     116,901
          850     Tiverton, RI, Obligation Tax Increment, (Mount Hope
                  Bay Village), 6.00%, 5/1/09                                                       867,145
-----------------------------------------------------------------------------------------------------------
                                                                                          $      13,128,721
-----------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 4.3%

$       1,170     Delaware River Joint Toll Bridge Commission, PA,
                  5.25%, 7/1/15                                                           $       1,288,837
          300     Eagle County, CO, Airport Terminal Corp., (American
                  Airlines), (AMT), 6.75%, 5/1/06                                                   301,425
        2,500     Louisiana Offshore Terminal Authority, Deepwater Port
                  Revenue, (Loop, LLC), 5.25%, 9/1/15                                             2,686,775
        2,000     New Jersey Transportation Trust Fund Authority,
                  (Transportation System), 5.50%, 6/15/14                                         2,260,240
        1,000     Northwest Arkansas Regional Airport Authority, (AMT),
                  7.625%, 2/1/27                                                                  1,064,300
        1,000     Port Authority of New York and New Jersey,
                  5.375%, 3/1/28                                                                  1,100,170
        1,300     Port Authority of New York and New Jersey, (AMT),
                  5.50%, 7/15/12                                                                  1,420,159
-----------------------------------------------------------------------------------------------------------
                                                                                          $      10,121,906
-----------------------------------------------------------------------------------------------------------

WATER AND SEWER -- 0.2%

$         500     Michigan Municipal Bond Authority, (Drinking Water),
                  5.25%, 10/1/19                                                          $         551,695
-----------------------------------------------------------------------------------------------------------
                                                                                          $         551,695
-----------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.6%
   (IDENTIFIED COST $221,990,151)                                                         $     233,673,367
-----------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.4%                                                    $       3,238,763
-----------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                      $     236,912,130
-----------------------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

At September 30, 2004, the concentration of the Portfolio's investments in the various states, determined as a percentage of net assets, is as follows:

New York                                              13.9%

Others, representing less than 10% individually       84.7%

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2004, 32.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.2% to 10.5% of total investments.

(1) Security (or a portion thereof) has been segregated to cover when-issued securities.
(2) Non-income producing security.
(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4) When-issued security.
(5) The Portfolio is accruing only partial interest on this security.

                        See notes to financial statements

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 2004 FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2004

ASSETS

Investments, at value (identified cost, $221,990,151)                              $      233,673,367
Cash                                                                                        1,346,001
Receivable for investments sold                                                             1,618,393
Interest receivable                                                                         3,648,748
Receivable for daily variation margin on open financial futures contracts                     127,906
-----------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                       $      240,414,415
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for when-issued securities                                                 $        3,470,781
Payable to affiliate for Trustees' fees                                                            33
Accrued expenses                                                                               31,471
-----------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  $        3,502,285
-----------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                          $      236,912,130
-----------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                            $      225,879,201
Net unrealized appreciation (computed on the basis of identified cost)                     11,032,929
-----------------------------------------------------------------------------------------------------
TOTAL                                                                              $      236,912,130
-----------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004

INVESTMENT INCOME

Interest                                                                           $        5,816,048
-----------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                            $        5,816,048
-----------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                             $          521,048
Trustees' fees and expenses                                                                     5,366
Custodian fee                                                                                  72,427
Legal and accounting services                                                                  22,916
Miscellaneous                                                                                  16,878
-----------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                     $          638,635
-----------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                                      $            4,641
-----------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                           $            4,641
-----------------------------------------------------------------------------------------------------

NET EXPENSES                                                                       $          633,994
-----------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                              $        5,182,054
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                                 $          271,980
   Financial futures contracts                                                               (602,260)
-----------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                                  $         (330,280)
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
   Investments (identified cost basis)                                             $         (442,495)
   Financial futures contracts                                                                (69,096)
-----------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                               $         (511,591)
-----------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                                   $         (841,871)
-----------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $        4,340,183
-----------------------------------------------------------------------------------------------------

                       See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SIX MONTHS ENDED
INCREASE (DECREASE)                                                      SEPTEMBER 30, 2004    YEAR ENDED
IN NET ASSETS                                                            (UNAUDITED)           MARCH 31, 2004
-----------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                                 $        5,182,054    $        9,693,783
   Net realized loss from investment and financial futures contracts
      transactions                                                                 (330,280)           (1,067,461)
   Net change in unrealized appreciation (depreciation) from
      investments and financial futures contracts                                  (511,591)            4,082,295
-----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                               $        4,340,183    $       12,708,617
-----------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                                         $       43,834,355    $      107,868,792
   Withdrawals                                                                  (41,778,681)          (87,799,183)
-----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                     $        2,055,674    $       20,069,609
-----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                               $        6,395,857    $       32,778,226
-----------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                   $      230,516,273    $      197,738,047
-----------------------------------------------------------------------------------------------------------------
At end of period                                                         $      236,912,130    $      230,516,273
-----------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

SUPPLEMENTARY DATA

                                           SIX MONTHS ENDED                           YEAR ENDED MARCH 31,
                                           SEPTEMBER 30, 2004   ----------------------------------------------------------------
                                           (UNAUDITED)               2004         2003        2002(1)       2001         2000
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily
  net assets):
   Expenses                                        0.55%(2)             0.54%        0.55%        0.57%        0.61%        0.65%
   Expenses after custodian fee reduction          0.54%(2)             0.54%        0.54%        0.54%        0.60%        0.63%
   Net investment income                           4.44%(2)             4.48%        4.79%        5.18%        5.68%        5.49%
Portfolio Turnover                                   14%                  27%          24%          12%          13%          27%
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                    1.94%                5.99%        9.18%        3.75%          --           --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)     $ 236,912           $  230,516   $  197,738   $  114,856   $   86,917   $   89,937
--------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of the net investment income to average net assets from 5.16% to 5.18%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(2) Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 2004 NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   SIGNIFICANT ACCOUNTING POLICIES

    The objective of the National Limited Maturity Municipals Portfolio (The Portfolio) is to provide high current income exempt from regular federal income tax. The Portfolio is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At September 30, 2004, the Eaton Vance National Limited Maturity Municipals Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

    A INVESTMENT VALUATION -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

    B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

    C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its respective investors, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

    D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

    E OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

    F WHEN-ISSUED AND DELAYED TRANSACTIONS -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are are marked-to-market daily and begin earning interest on settlement date.

    G EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

    H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

    I INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

    J OTHER -- Investment transactions are accounted for on a trade date basis.

    K INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to September 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    The investment adviser fee is earned by Boston Management and Research
    (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 2004, the fee was equivalent to 0.45% (annualized) of the Portfolio's average net assets for such period and amounted to $521,048. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2004, no significant amounts have been deferred.

3   LINE OF CREDIT

    The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings may be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended September 30, 2004.

4   INVESTMENTS

    Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $39,176,600 and $31,039,967 respectively, for the six months ended September 30, 2004.

5   FEDERAL INCOME TAX BASIS OF INVESTMENTS

    The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                           $     221,778,476
    ----------------------------------------------------------
    Gross unrealized appreciation            $      12,251,657
    Gross unrealized depreciation                     (356,766)
    ----------------------------------------------------------
    NET UNREALIZED APPRECIATION              $      11,894,891
    ----------------------------------------------------------

6   FINANCIAL INSTRUMENTS

    The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

    A summary of obligations under these financial instruments as of September 30, 2004, is as follows:

    FUTURES CONTRACTS

    EXPIRATION                                          AGGREGATE                                NET UNREALIZED
    DATE(S)             CONTRACTS           POSITION    FACE VALUE           VALUE                DEPRECIATION
    -------------------------------------------------------------------------------------------------------------
    12/04         276 U.S. Treasury Bond    Short       $   (30,406,920)     $    (30,972,348)   $      (565,428)
    -------------------------------------------------------------------------------------------------------------
    12/04         101 U.S. Treasury Note    Short           (11,290,266)          (11,375,125)           (84,859)
    -------------------------------------------------------------------------------------------------------------
                                                                                                 $      (650,287)
    -------------------------------------------------------------------------------------------------------------

    At September 30, 2004, the Portfolio had sufficient cash and/or securities to cover margin requirements on open future contracts.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND

OFFICERS
Thomas J. Fetter
President

William H. Ahern, Jr.
Vice President

Craig R. Brandon
Vice President

Cynthia J. Clemson
Vice President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

Thomas M. Metzold
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Paul M. O'Neil
Chief Compliance Officer

TRUSTEES
James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO

OFFICERS
Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio Manager

Cynthia J. Clemson
Vice President

Robert B. MacIntosh
Vice President

William J. Austin, Jr.
Treasurer

Alan R. Dynner
Secretary

Paul M. O'Neil
Chief Compliance Officer

TRUSTEES
James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

      INVESTMENT ADVISER OF NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

     ADMINISTRATOR OF EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             Attn: Eaton Vance Funds
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 (800) 262-1122


              EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


   This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

439-11/04                                                                 LNASRC

[EV LOGO]

[GRAPHIC IMAGE]

SEMIANNUAL REPORT SEPTEMBER 30, 2004

[GRAPHIC IMAGE]

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS

CALIFORNIA

FLORIDA

MASSACHUSETTS

NEW JERSEY

NEW YORK

OHIO

PENNSYLVANIA

[GRAPHIC IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

     For more information about Eaton Vance's privacy policies, call:
     1-800-262-1122.

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Each Fund will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year. Each Fund's Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of September 30, 2004 LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
President

The municipal bond market consists of a broad array of bond issues, with widely varying features and performance characteristics that may make them appropriate for a specific investment scenario. In this edition of our continuing educational series, we will feature zero coupon bonds - a variety of bond that has seen increasing use by investors over the past 20 years - and discuss why they can provide flexibility in managing a bond portfolio.

THE 1980'S BROUGHT NEW VARIATIONS TO THE BOND MARKET...

Any discussion of zero coupon bonds should start with the term "coupon." Traditionally, bonds were issued in certificate form, with interest coupons attached, which the owner would clip and present for payment. The coupon rate indicates the rate of annual interest the issuer pays to the bondholder. For example, a $1,000 bond with a 5% coupon makes two semiannual interest payments of $25 each.

Today, most bonds are issued as "book-entry bonds," registered in the owner's name on the books of the issuer, but not delivered in certificate form. That change has not only replaced the antiquated coupon-clipping system, but also encouraged the development of new types of bonds -including zero coupon bonds, introduced in 1982.

ZERO-COUPONS: NO INTEREST PAYMENTS, BUT A PREDICTABLE LUMP-SUM PAYMENT AT MATURITY...

Zero coupon bonds do not have coupons attached and do not make regular interest payments. Instead, they are issued at a discount, usually well below par, or face value. As with coupon bonds, the bondholder receives face value if the bond is held to its maturity date. Over time - from its issuance to its maturity - zero coupon bonds accrete to par, meaning that their price appreciates over time to reflect the accrual of "imputed" compound interest. An investor holding a zero coupon bond to maturity receives a lump sum payment from the issuer for face value reflecting the initial investment plus interest that has accrued. Although zero coupon bonds do not pay any interest until they mature, the accrual of "imputed" compound interest is recognized currently. Mutual funds are required to distribute substantially all of their income (including accrued income) annually. A fund may therefore be required to sell securities to obtain cash needed for income distributions.

ZERO COUPON BONDS PROVIDE PORTFOLIO MANAGERS ADDITIONAL FLEXIBILITY...

For a portfolio manager, zero coupons can play a useful strategic role. Like other bonds, zero coupon bond prices are affected by market conditions, changes in an issuer's underlying fundamentals and fluctuations in interest rates. Because they pay no coupon or periodic interest payments, they typically display more price sensitivity than other bonds in response to changes in interest rates. Therefore, zero coupon bonds can provide more appreciation potential in a declining interest rate environment. Of course, zero coupons display increased DOWNSIDE volatility in the event of an INCREASE in interest rates.

Some zero coupon bonds start out as coupon-bearing bonds, which are then deposited with a trustee and subsequently "stripped" of their coupons. New securities are then created from principal and coupon payments. This allows an investor to choose a maturity to match the time when funds will be needed. Moreover, because of their many permutations, zero coupon bonds can help balance income-oriented bonds with performance-oriented zero coupons, providing more versatility in managing a municipal portfolio.

                                             Sincerely,

                                             /s/ Thomas J. Fetter

                                             Thomas J. Fetter
                                             President
                                             November 10, 2004

FORMERLY, EACH OF THE FUNDS INVESTED ITS ASSETS IN A CORRESPONDING INVESTMENT COMPANY (REFERRED TO AS A PORTFOLIO) THAT HAD THE SAME INVESTMENT OBJECTIVE AND POLICIES AS EACH FUND. EFFECTIVE OCTOBER 1, 2004, EACH FUND BEGAN TO INVEST ITS ASSETS DIRECTLY IN SECURITIES. EACH FUND'S INVESTMENT OBJECTIVE AND OTHER INVESTMENT POLICIES REMAIN UNCHANGED. IN ADDITION, BOSTON MANAGEMENT AND RESEARCH, THE INVESTMENT ADVISER TO THE PORTFOLIOS, ACTS AS INVESTMENT ADVISER TO EACH FUND. THE INVESTMENT ADVISORY FEE PAID REMAINS UNCHANGED.

FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of September 30, 2004 MARKET RECAP

The U.S. economy continued to expand in 2004, although at a somewhat more moderate rate, as the fiscal year drew to a close. One key economic factor was the surge in gasoline and energy prices, which raised fears that inflation could re-emerge. Amid those concerns, bond market performance was less robust in the second half of the year than in the first half.

IN AN UNEVEN ECONOMY, SOME SECTORS GENERATED GROWTH...

The nation's Gross Domestic Product grew by 3.7% in the third quarter of 2004, according to preliminary figures, following a 2.8% rise in the second quarter of 2004. Economic activity was uneven, with some segments slowing, while others grew at varying rates. For example, retail sales slowed in reaction to consumer concerns over inflation and ongoing geo-political events. Auto sales were impacted by higher gas prices, with buyers opting for fuel-efficient smaller vehicles over SUVs and trucks.

Interestingly, manufacturing activity grew stronger, driven by rising demand for durable goods and capital equipment. Demand for aerospace equipment, steel products, industrial machinery and information technology products was especially strong. Non-durable goods manufacturing, tied more closely to consumer spending, weakened significantly. The construction sector followed recent patterns, with residential building on the rise, while commercial activity lagged.

HOWEVER ERRATIC, JOB GROWTH HAS GAINED SOME STRENGTH...

Meanwhile, job growth continued to puzzle many economists throughout much of the year. Having made significant productivity improvements during the recent economic downturn, many businesses were slow to return to previous employment levels. As a result, job gains during the summer and early fall fell short of expectations. However, later reports brought news of a surge in new employment, with strength in construction areas, as well as in the energy, transportation, health care and service sectors. The nation's unemployment rate fell to 5.4% in September 2004, down from 6.1% a year earlier.

[CHART]

       Intermediate-term municipal bond yields were 81% of Treasury yields

5-Year AAA-rated General Obligation (GO) Bonds*                     2.77%
Taxable equivalent yield in 35.0% tax bracket                       4.26%
5-Year Treasury Bond                                                3.40%

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Funds' yield. Statistics as of September 30, 2004.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.

THE FEDERAL RESERVE REMAINED VIGILANT IN LIGHT OF RISING INFLATION...

Inflation re-emerged as a concern to investors and to the Federal Reserve. Oil prices soared amid supply concerns, which were exacerbated by the continuing turmoil in the Middle East, hurricanes in the Gulf of Mexico and surging demand from China. Against that backdrop, the Federal Reserve emphasized that it would wage a vigorous fight against inflation. After maintaining a stable interest rate policy for more than a year - the Fed raised its benchmark Federal Funds rate by 25 basis points in June, August and September of 2004.

Following a strong rally in the first half of the year, the municipal bond market lost some momentum in the second half, as inflation exerted upward pressure on interest rates. For the six months ended September 30, 2004, the Lehman Brothers Municipal Bond Index had a total return of 1.43%.*

* It is not possible to invest directly in an Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND THE INVESTMENT ADVISER DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND as of September 30, 2004 INVESTMENT UPDATE

THE FUND

- During the six months ended September 30, 2004, the Fund's Class A and Class B shares had total returns of 1.06% and 0.76%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $10.48 on September 30, 2004 from $10.56 on March 31, 2004, and the reinvestment of $0.187 in tax-free income.(2) For Class B, this return resulted from a decrease in NAV per share to $10.45 from $10.52, and the reinvestment of $0.147 per share in tax-free income.(2)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 1.43% during the six months ended September 30, 2004.(3)

- Based on the most recent dividends and NAVs on September 30, 2004 of $10.48 per share for Class A and $10.45 for Class B, the Fund's distribution rates were 3.55% and 2.86%, respectively.(4) The distribution rates of Class A and Class B shares are equivalent to taxable rates of 6.02% and 4.75%, respectively.(5)

- The SEC30-day yields for Class A and B shares at September 30, 2004 were 2.97% and 2.29%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 5.04% and 3.88%, respectively.(5)

[CHART]

RATING DISTRIBUTION(7)

AAA             74.4%
AA               2.5%
A                6.5%
BBB              4.9%
BB               1.2%
Non-Rated       10.5%

MANAGEMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

- The California economy managed to halt its job losses in 2004, although the state continued to lag the nation in new job creation. While the information technology area was slow to recover, the business services, energy and construction sectors were strong. The state's September 2004 jobless rate was 5.9%, down from 6.7% a year ago.

- Insured* general obligations (GOs) were the Fund's largest sector weighting at September 30, 2004. The Fund's investments emphasized local school district bonds, which provided an added measure of security during the state's slow recovery.

- The Fund saw continued opportunities in insured* and uninsured special tax revenue bonds. Demand for housing has fueled development in California, with many communities issuing Public Financing Authority bonds. Management focused on communities with good local economies and sound underlying finances.

- Insured* lease revenue/certificates of participation (COPs) constituted significant investments. COPs are an alternative financing tool used by communities to finance recreational facilities, seismic retrofits and correctional facilities.

- Maintaining good call protection and diversification of coupon distribution within the Fund continued to be a major emphasis of management.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO eatonvance.com.

   * Private insurance does not decrease the risk of loss of principal associated with this investment.

FUND INFORMATION
as of September 30, 2004

PERFORMANCE(8)                                                                         CLASS A       CLASS B
------------------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                                 3.10%         2.43%
Five Years                                                                               5.51          4.70
Ten Years                                                                                N.A.          4.24
Life of Fund+                                                                            4.97          4.27

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                                 0.81%        -0.56%
Five Years                                                                               5.02          4.70
Ten Years                                                                                N.A.          4.24
Life of Fund+                                                                            4.68          4.27

+    Inception Dates - Class A: 6/27/96; Class B: 5/29/92

(1) THESE RETURNS DO NOT INCLUDE THE 2.25% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.
(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND/OR ALTERNATIVE MINIMUM TAX AND STATE INCOME TAX.
(3) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT THE COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.
(4) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.
(5) TAXABLE-EQUIVALENT FIGURES ASSUME A MAXIMUM 41.05% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER TAX RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.
(6) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(7) RATING DISTRIBUTION IS AS OF 9/30/04 ONLY AND MAY NOT BE REPRESENTATIVE OF THE FUND'S CURRENT OR FUTURE INVESTMENTS.
(8) SEC AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A REFLECT THE MAXIMUM 2.25% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 3% - 1ST YEAR; 2.5% - 2ND YEAR; 2% - 3RD YEAR; 1% - 4TH YEAR.

EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND as of September 30, 2004 INVESTMENT UPDATE

THE FUND

- During the six months ended September 30, 2004, the Fund's Class A, Class B and Class C shares had total returns of 0.90%, 0.50% and 0.56%, respectively.(1) For Class A and Class B, this return resulted from a decrease in net asset value (NAV) per share to $10.40 on September 30, 2004 from $10.50 on March 31, 2004, and the reinvestment of $0.191 in tax-free income for Class A and $0.150 for Class B.(2) For Class C, this return resulted from a decrease in NAV per share to $9.82 from $9.91, and the reinvestment of $0.143 per share in tax-free income.(2)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 1.43% during the six months ended September 30, 2004.(3)

- Based on the most recent distributions and NAVs on September 30, 2004 of $10.40 per share for Class A and Class B, and $9.82 for Class C, distribution rates were 3.65%, 2.88% and 2.90%, respectively.(4) The distribution rates of Class A, Class B and Class C shares are equivalent to taxable rates of 5.62%, 4.43% and 4.46%, respectively.(5)

- The SEC 30-day yields for Class A, B and C shares at September 30, 2004 were 2.88%, 2.20% and 2.20%, respectively.(6) The SEC 30-day yields of Class A, B and C shares are equivalent to taxable yields of 4.43%, 3.38% and 3.38%, respectively.(5)

[CHART]

RATING DISTRIBUTION(7)

AAA             79.7%
AA               8.5%
A                3.1%
BB               0.8%
Non-Rated        7.9%

MANAGEMENT UPDATE

[PHOTO OF CRAIG BRANDON]
Craig Brandon
Portfolio Manager

- Florida's economic recovery remains among the strongest in the nation. Residential building has fueled a robust construction sector, while tourism - despite the disruptions caused by a very active hurricane season - has continued to recover. The state's jobless rate was 4.5% in September 2004, down from 5.1% a year ago.

- Insured* water and sewer bonds were the Fund's largest sector weighting at September 30, 2004. As essential services, water and sewer revenues tend to be less volatile than economically sensitive sectors. As communities have addressed rapid population growth in recent years, these issues have constituted a large segment of Florida's tax-exempt issuance.

- Insured* general obligations (GOs) were a significant investment. In a strong state economic recovery, Florida municipalities have seen a rebound in tax receipts. In this climate, insured* GOs have provided some insulation from revenue uncertainty.

- Insured* special tax revenue bonds provided an attractive income stream. These issues provide Florida communities flexibility in financing a wide variety of public initiatives and infrastructure-related projects.

- Management continued to closely monitor the Fund's call protection. While the pace of refundings has declined in 2004, management believes that call protection remains an important strategic consideration for municipal bond investors.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO eatonvance.com.

   * Private insurance does not decrease the risk of loss of principal associated with this investment.

FUND INFORMATION
as of September 30, 2004

PERFORMANCE(8)                                                                         CLASS A       CLASS B      CLASS C
-------------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                                 2.59%         1.80%        1.85%
Five Years                                                                               5.55          4.78         4.77
Ten Years                                                                                N.A.          4.12         4.09
Life of Fund+                                                                            4.81          4.25         3.54

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                                 0.30%        -1.16%        0.86%
Five Years                                                                               5.06          4.78         4.77
Ten Years                                                                                N.A.          4.12         4.09
Life of Fund+                                                                            4.52          4.25         3.54

+    Inception Dates - Class A: 6/27/96; Class B: 5/29/92; Class C: 12/8/93

(1) THESE RETURNS DO NOT INCLUDE THE 2.25% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B AND CLASS C SHARES.
(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND/OR ALTERNATIVE MINIMUM TAX; INCOME MAY BE SUBJECT TO STATE INTANGIBLES TAX.
(3) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT THE COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.
(4) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.
(5) TAXABLE-EQUIVALENT FIGURES ASSUME A MAXIMUM 35.00% COMBINED FEDERAL AND STATE INTANGIBLES TAX RATE. A LOWER TAX RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.
(6) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(7) RATING DISTRIBUTION IS AS OF 9/30/04 ONLY AND MAY NOT BE REPRESENTATIVE OF THE FUND'S CURRENT OR FUTURE INVESTMENTS.
(8) SEC AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A REFLECT THE MAXIMUM 2.25% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 3% - 1ST YEAR; 2.5% - 2ND YEAR; 2% - 3RD YEAR; 1% - 4TH YEAR; CLASS C SHARES ARE SUBJECT TO 1% CDSC WITHIN 1ST YEAR.

EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND as of September 30, 2004
INVESTMENT UPDATE

THE FUND

- During the six months ended September 30, 2004, the Fund's Class A, Class B and Class C shares had total returns of 1.21%, 0.72% and 0.69%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $10.40 on September 30, 2004 from $10.46 on March 31, 2004, and the reinvestment of $0.182 in tax-free income.(2) For Class B, this return resulted from a decrease in NAV per share to $10.38 from $10.45, and the reinvestment of $0.142 per share in tax-free income.(2) For Class C, this return resulted from a decrease in NAV per share to $9.95 from $10.02, and the reinvestment of $0.137 per share in tax-free income.(2)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 1.43% during the six months ended September 30, 2004.(3)

- Based on the most recent distributions and NAVs on September 30, 2004 of $10.40 per share for Class A, $10.38 for Class B and $9.95 for Class C, distribution rates were 3.49%, 2.72% and 2.74%, respectively.(4) The distribution rates of Class A, Class B and Class C shares are equivalent to taxable rates of 5.67%, 4.42% and 4.45%, respectively.(5)

- The SEC 30-day yields for Class A, B and C shares at September 30, 2004 were 2.77%, 2.09% and 2.08%, respectively.(6) The SEC 30-day yields of Class A, B and C shares are equivalent to taxable yields of 4.50%, 3.40% and 3.38%, respectively.(5)

[CHART]

RATING DISTRIBUTION(7)

AAA             64.2%
AA              18.2%
A                6.6%
BBB              8.5%
BB               0.3%
Non-Rated        2.2%

MANAGEMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

- The Massachusetts economy continued to improve in 2004. Construction activity remained brisk, especially in the residential segment. The state's key financial sector reflected the uneven recovery of the financial markets. The state's September 2004 jobless rate was 4.6%, down from 5.9% a year ago and below the national rate.

- Insured* general obligations bonds (GOs) remained the Fund's largest sector weighting at September 30, 2004. Secured by the Commonwealth's various taxing powers - or, for local issuers, by local property taxes - these bonds were deemed the most secure of all municipal debt.

- Education bonds were significant investments for the Fund and included some of the Commonwealth's most renowned universities and secondary schools. These institutions have tended to enjoy strong applicant demand and stable revenues, irrespective of the economic environment.

- Insured* transportation bonds were large components of the Fund. Investments were represented by bonds for a range of projects across the Commonwealth, including rapid transit, highway bonds and an airline issue from the Massachusetts Port Authority.

- The Fund included selected Puerto Rico issues, which provided added flexibility and diversification. The Fund's Puerto Rico holdings included transportation issues, lease revenue bonds, general obligations and electric utilities.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO eatonvance.com.

      * Private insurance does not decrease the risk of loss of principal associated with this investment.

FUND INFORMATION
as of September 30, 2004

PERFORMANCE(8)                                                                         CLASS A       CLASS B      CLASS C
-------------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                                 2.86%         2.08%        2.06%
Five Years                                                                               5.46          4.61         4.65
Ten Years                                                                                N.A.          4.18         4.17
Life of Fund+                                                                            4.90          4.21         3.66

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                                 0.56%        -0.90%        1.06%
Five Years                                                                               4.97          4.61         4.65
Ten Years                                                                                N.A.          4.18         4.17
Life of Fund+                                                                            4.61          4.21         3.66

+    Inception Dates - Class A: 6/27/96; Class B: 6/1/92; Class C: 12/8/93

(1) THESE RETURNS DO NOT INCLUDE THE 2.25% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B AND CLASS C SHARES.
(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND/OR ALTERNATIVE MINIMUM TAX AND STATE INCOME TAX.
(3) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT THE COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.
(4) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.
(5) TAXABLE-EQUIVALENT FIGURES ASSUME A MAXIMUM 38.45% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER TAX RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.
(6) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(7) RATING DISTRIBUTION IS AS OF 9/30/04 ONLY AND MAY NOT BE REPRESENTATIVE OF THE FUND'S CURRENT OR FUTURE INVESTMENTS.
(8) SEC AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A REFLECT THE MAXIMUM 2.25% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 3% - 1ST YEAR; 2.5% - 2ND YEAR; 2% - 3RD YEAR; 1% -4TH YEAR; CLASS C SHARES ARE SUBJECT TO 1% CDSC WITHIN 1ST YEAR.

EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND as of September 30, 2004 INVESTMENT UPDATE

THE FUND

- During the six months ended September 30, 2004, the Fund's Class A and Class B shares had total returns of 0.82% and 0.52%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $10.26 on September 30, 2004 from $10.36 on March 31, 2004, and the reinvestment of $0.180 in tax-free income.(2) For Class B, this return resulted from a decrease in NAV per share to $10.26 from $10.35, and the reinvestment of $0.140 per share in tax-free income.(2)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 1.43% during the six months ended September 30, 2004.(3)

- Based on the most recent dividends and NAVs on September 30, 2004 of $10.26 per share for Class A and $10.26 for Class B, the Fund's distribution rates were 3.51% and 2.73%, respectively.(4) The distribution rates of Class A and Class B shares are equivalent to taxable rates of 5.93% and 4.61%, respectively.(5)

- The SEC 30-day yields for Class A and B shares at September 30, 2004 were 2.88% and 2.19%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 4.87% and 3.70%, respectively.(5)

[CHART]

RATING DISTRIBUTION(7)

AAA             66.7%
AA              13.0%
A               10.2%
BBB              5.7%
B                1.1%
CCC              0.4%
Non-Rated        2.9%

MANAGEMENT UPDATE

[PHOTO OF CRAIG BRANDON]
Craig Brandon
Portfolio Manager

- The New Jersey economy continued to expand in 2004, with new employment created across the state. Job growth exceeded the national rate, with the strongest areas in construction, health care, state and local government and business services. The state's September 2004 jobless rate was 4.8%, down from 5.8% a year ago.

- Insured* and uninsured general obligation bonds (GOs) were among the Fund's largest sector weightings at September 30, 2004. The Fund focused on county, city and school district issues that management believed were well-positioned to weather a still uncertain state budget outlook.

- Insured* transportation bonds were major components of the Fund. Investments included bonds for port authorities and regional transportation authorities
   - key fixtures in New Jersey's economic system - as well as selected Puerto Rico issues.

- The Fund had investments in public purpose bonds, which tend to be less sensitive to the overall economy. The Fund included insured* water and sewer bonds, whose revenues derive from non-discretionary water bill payments.

- Call protection remained an important consideration. Management eliminated bonds with poor call features in favor of non-callable bonds and issues with more attractive characteristics, thereby enhancing the Fund's appreciation potential.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO eatonvance.com.

      * Private insurance does not decrease the risk of loss of principal associated with this investment.

FUND INFORMATION
as of September 30, 2004

PERFORMANCE(8)                                                                         CLASS A       CLASS B
------------------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                                 2.63%         1.94%
Five Years                                                                               5.11          4.30
Ten Years                                                                                N.A.          4.05
Life of Fund+                                                                            4.76          4.14

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                                 0.31%        -1.03%
Five Years                                                                               4.63          4.30
Ten Years                                                                                N.A.          4.05
Life of Fund+                                                                            4.47          4.14

+    Inception Dates - Class A: 6/27/96; Class B: 6/1/92

(1) THESE RETURNS DO NOT INCLUDE THE 2.25% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.
(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND/OR ALTERNATIVE MINIMUM TAX AND STATE INCOME TAX.
(3) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT THE COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.
(4) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.
(5) TAXABLE-EQUIVALENT FIGURES ASSUME A MAXIMUM 40.83% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER TAX RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.
(6) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(7) RATING DISTRIBUTION IS AS OF 9/30/04 ONLY AND MAY NOT BE REPRESENTATIVE OF THE FUND'S CURRENT OR FUTURE INVESTMENTS.
(8) SEC AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A REFLECT THE MAXIMUM 2.25% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 3% - 1ST YEAR; 2.5% - 2ND YEAR; 2% - 3RD YEAR; 1% - 4TH YEAR.

EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND as of September 30, 2004 INVESTMENT UPDATE

THE FUND

- During the six months ended September 30, 2004, the Fund's Class A, Class B and Class C shares had total returns of 1.01%, 0.62% and 0.56%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $10.76 on September 30, 2004 from $10.85 on March 31, 2004, and the reinvestment of $0.195 in tax-free income.(2) For Class B, this return resulted from a decrease in NAV per share to $10.75 from $10.84, and the reinvestment of $0.154 per share in tax-free income.(2) For Class C, this return resulted from a decrease in NAV per share to $10.22 from $10.31, and the reinvestment of $0.145 per share in tax-free income.(2)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 1.43% during the six months ended September 30, 2004.(3)

- Based on the most recent distributions and NAVs on September 30, 2004 of $10.76 per share for Class A, $10.75 for Class B and $10.22 for Class C, distribution rates were 3.62%, 2.86% and 2.84%, respectively.(4) The distribution rates of Class A, Class B and Class C shares are equivalent to taxable rates of 6.03%, 4.77% and 4.73%, respectively.(5)

- The SEC 30-day yields for Class A, B and C shares at September 30, 2004 were 2.86%, 2.18% and 2.18%, respectively.(6) The SEC 30-day yields of Class A, B and C shares are equivalent to taxable yields of 4.77%, 3.63% and 3.63%, respectively.(5)

[CHART]

RATING DISTRIBUTION(7)

AAA             63.7%
AA              22.7%
A                7.8%
BBB              1.9%
CCC              0.8%
Non-Rated        3.1%

MANAGEMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

- In 2004, the New York economy registered its strongest growth since the 2001 recession. Gains in key sectors such as business services, information, technology and continued growth in health care, education and tourism offset losses in manufacturing, banking and government. The state's September 2004 jobless rate was 5.5%, down from 6.4% a year ago.

- Insured* transportation bonds were the Fund's largest weighting at September 30, 2004. Holdings included issues for mass transit, toll bridges, thruways, highways and county airport authorities. These public entities have increased their investments to address the state's growth and security needs.

- The Fund maintained large investments in insured* general obligations. With a slow recovery still pressuring municipal tax revenues, the Fund emphasized upstate and New York City issuers that management deemed to have stable revenue sources.

- Escrowed/prerefunded bonds were once again a significant commitment for the Fund. Pre-refunded and backed by Treasury bonds, escrowed issues are deemed very high quality in any credit environment and often have above-average coupons.

- Management continued its efforts to fine-tune coupon structure and improve call protection. These adjustments were part of an effort to protect against untimely calls and help improve the overall performance characteristics of the Fund.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO eatonvance.com.

      * Private insurance does not decrease the risk of loss of principal associated with this investment.

FUND INFORMATION
as of September 30, 2004

PERFORMANCE(8)                                                                         CLASS A       CLASS B      CLASS C
-------------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                                 2.76%         2.08%        2.01%
Five Years                                                                               5.60          4.78         4.82
Ten Years                                                                                N.A.          4.49         4.49
Life of Fund+                                                                            5.28          4.51         3.89

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                                 0.45%        -0.90%        1.02%
Five Years                                                                               5.13          4.78         4.82
Ten Years                                                                                N.A.          4.49         4.49
Life of Fund+                                                                            4.99          4.51         3.89

+    Inception Dates - Class A: 6/27/96; Class B: 5/29/92; Class C: 12/8/93

(1) THESE RETURNS DO NOT INCLUDE THE 2.25% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B AND CLASS C SHARES.
(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND/OR ALTERNATIVE MINIMUM TAX AND STATE INCOME TAX.
(3) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT THE COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.
(4) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.
(5) TAXABLE-EQUIVALENT FIGURES ASSUME A MAXIMUM 40.01% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER TAX RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.
(6) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(7) RATING DISTRIBUTION IS AS OF 9/30/04 ONLY AND MAY NOT BE REPRESENTATIVE OF THE FUND'S CURRENT OR FUTURE INVESTMENTS.
(8) SEC AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A REFLECT THE MAXIMUM 2.25% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 3% - 1ST YEAR; 2.5% - 2ND YEAR; 2% - 3RD YEAR; 1% - 4TH YEAR; CLASS C SHARES ARE SUBJECT TO 1% CDSC WITHIN 1ST YEAR.

EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND as of September 30, 2004 INVESTMENT UPDATE

THE FUND

- During the six months ended September 30, 2004, the Fund's Class A and Class B shares had total returns of 0.89% and 0.41%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.93 on September 30, 2004 from $10.02 on March 31, 2004, and the reinvestment of $0.175 in tax-free income.(2) For Class B, this return resulted from a decrease in NAV per share to $9.91 from $10.01, and the reinvestment of $0.138 per share in tax-free income.(2)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 1.43% during the six months ended September 30, 2004.(3)

- Based on the most recent dividends and NAVs on September 30, 2004 of $9.93 per share for Class A and $9.91 for Class B, the Fund's distribution rates were 3.52% and 2.77%, respectively.(4) The distribution rates of Class A and Class B shares are equivalent to taxable rates of 5.85% and 4.61%, respectively.(5)

- The SEC 30-day yields for Class A and B shares at September 30, 2004 were 2.58% and 1.90%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 4.29% and 3.16%, respectively.(5)

[CHART]

RATING DISTRIBUTION(7)

AAA             53.2%
AA              16.7%
A               16.9%
BBB              7.4%
BB               2.4%
Non-Rated        3.4%

MANAGEMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

- Ohio's economy continued to stabilize in 2004, as the pace of job loss eased significantly. While the long-troubled manufacturing sector contracted further, the health care and educational sectors remained a strong source of new job creation. The state's September 2004 jobless rate was 6.0%, down slightly from 6.1% a year ago.

- Insured* general obligations (GOs) were the Fund's largest sector weighting at September 30, 2004, a high-quality investment in a still-recovering economy. The Fund focused on school district and school facilities issues, which typically have relatively stable revenues.

- Education bonds were the second largest weighting within the Fund. Investments included issues for Ohio University, Kenyon College and Ohio State University, where strong fee and tuition revenues provided insulation in an uncertain economic climate.

- The hospital industry has been under pressure to reduce costs in response to strict Medicare reimbursement policies. The Fund focused on institutions with strong fundamentals that are likely to emerge as leaders in an increasingly competitive market.

- Management adjusted the Fund's coupon structure as market conditions warranted. Management also continued to update call protection, eliminating issues with unfavorable call features in favor of bonds with longer-dated call provisions.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO eatonvance.com.

      * Private insurance does not decrease the risk of loss of principal associated with this investment.

FUND INFORMATION
as of September 30, 2004

PERFORMANCE(8)                                                                         CLASS A       CLASS B
------------------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                                 3.14%         2.27%
Five Years                                                                               4.81          4.02
Ten Years                                                                                N.A.          4.02
Life of Fund+                                                                            4.60          3.74

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                                 0.81%        -0.71%
Five Years                                                                               4.34          4.02
Ten Years                                                                                N.A.          4.02
Life of Fund+                                                                            4.32          3.74

+    Inception date: Class A: 10/22/96; Class B: 4/16/93

(1) THESE RETURNS DO NOT INCLUDE THE 2.25% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.
(2) APORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND/OR ALTERNATIVE MINIMUM TAX AND STATE INCOME TAX.
(3) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT THE COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.
(4) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.
(5) TAXABLE-EQUIVALENT FIGURES ASSUME A MAXIMUM 39.88% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER TAX RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.
(6) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(7) RATING DISTRIBUTION IS AS OF 9/30/04 ONLY AND MAY NOT BE REPRESENTATIVE OF THE FUND'S CURRENT OR FUTURE INVESTMENTS.
(8) SEC AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A REFLECT THE MAXIMUM 2.25% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 3% - 1ST YEAR; 2.5% - 2ND YEAR; 2% - 3RD YEAR; 1% - 4TH YEAR.

EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND as of September 30,
2004
INVESTMENT UPDATE

THE FUND

- During the six months ended September 30, 2004, the Fund's Class A, Class B and Class C shares had total returns of 1.09%, 0.70% and 0.63%, respectively.(1) For Class A and Class B, this return resulted from a decrease in net asset value (NAV) per share to $10.46 on September 30, 2004 from $10.55 on March 31, 2004, and the reinvestment of $0.201 in tax-free income for Class A and $0.160 for Class B.(2) For Class C, this return resulted from a decrease in NAV per share to $9.91 from $10.00, and the reinvestment of $0.150 per share in tax-free income.(2)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 1.43% during the six months ended September 30, 2004.(3)

- Based on the most recent distributions and NAVs on September 30, 2004 of $10.46 per share for Class A, $10.46 for Class B and $9.91 for Class C, distribution rates were 3.82%, 3.06% and 3.03%, respectively.(4) The distribution rates of Class A, Class B and Class C shares are equivalent to taxable rates of 6.06%, 4.86% and 4.81%, respectively.(5)

- The SEC 30-day yields for Class A, B and C shares at September 30, 2004 were 2.97%, 2.29% and 2.29%, respectively.(6) The SEC 30-day yields of Class A, B and C shares are equivalent to taxable yields of 4.71%, 3.63% and 3.63%, respectively.(5)

[CHART]

RATING DISTRIBUTION(7)

AAA             82.7%
AA               3.7%
BBB              6.8%
BB               0.9%
B                0.9%
CCC              0.8%
Non-Rated        4.2%

MANAGEMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

- Pennsylvania's job growth turned positive in 2004, following three years of job losses. Employment gains were spread across a range of industries, including retail, business services, education, health care, leisure and tourism. The Commonwealth's September 2004 jobless rate was 5.3%, down from 5.4% a year ago.

- Insured* general obligations (GOs) were the Fund's largest sector weighting at September 30, 2004. With a slow recovery constraining tax revenue growth, the Fund focused on communities and school districts that management believed can maintain property values and stable revenues.

- Insured* transportation bonds were prominent in the Fund. Transportation plays a key role in Pennsylvania's manufacturing-based economy. Investments included issues for highways, turnpikes, airports and regional transportation authorities.

- Insured* escrowed/prerefunded bonds were a large weighting for the Fund. Because they are pre-refunded - or escrowed to maturity - and backed by Treasury bonds, these bonds are prized for their high quality and, often, for above-average coupons.

- In an uncertain economy, the Fund was well served by its broad investment mix. In addition to diversifying according to issuer, sector and insurer, management maintained a well-diversified coupon allocation, balancing income-oriented higher coupons with performance-minded lower coupons.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR OFFERING PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO eatonvance.com.

      * Private insurance does not decrease the risk of loss of principal associated with this investment.

FUND INFORMATION
as of September 30, 2004

PERFORMANCE(8)                                                                         CLASS A       CLASS B      CLASS C
-------------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                                 3.14%         2.36%        2.38%
Five Years                                                                               5.29          4.48         4.51
Ten Years                                                                                N.A.          4.25         4.23
Life of Fund+                                                                            4.99          4.37         3.70

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                                 0.84%        -0.62%        1.39%
Five Years                                                                               4.81          4.48         4.51
Ten Years                                                                                N.A.          4.25         4.23
Life of Fund+                                                                            4.71          4.37         3.70

+    Inception Dates - Class A: 6/27/96; Class B: 6/1/92; Class C:12/8/93

(1) THESE RETURNS DO NOT INCLUDE THE 2.25% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B AND CLASS C SHARES.
(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND/OR ALTERNATIVE MINIMUM TAX AND STATE INCOME TAX.
(3) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT THE COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.
(4) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.
(5) TAXABLE-EQUIVALENT FIGURES ASSUME A MAXIMUM 37.00% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER TAX RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.
(6) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(7) RATING DISTRIBUTION IS AS OF 9/30/04 ONLY AND MAY NOT BE REPRESENTATIVE OF THE FUND'S CURRENT OR FUTURE INVESTMENTS.
(8) SEC AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A REFLECT THE MAXIMUM 2.25% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 3% - 1ST YEAR; 2.5% - 2ND YEAR; 2% - 3RD YEAR; 1% - 4TH YEAR; CLASS C SHARES ARE SUBJECT TO 1% CDSC WITHIN 1ST YEAR.

EATON VANCE LIMITED MATURITY MUNICIPALS FUND as of September 30, 2004 FUND EXPENSES

EXAMPLE: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 - September 30, 2004).

ACTUAL EXPENSES: The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES: The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

             EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND

                                      BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                                              (4/1/04)                (9/30/04)            (4/1/04 - 9/30/04)
-------------------------------------------------------------------------------------------------------------------
Actual
Class A                                     $ 1,000.00               $ 1,010.58                $     4.59
Class B                                     $ 1,000.00               $ 1,007.65                $     8.35
-------------------------------------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)
Class A                                     $ 1,000.00               $ 1,020.50                $     4.61
Class B                                     $ 1,000.00               $ 1,016.70                $     8.39

* Expenses are equal to the Fund's annualized expense ratio of 0.91% for Class A shares and 1.66% for Class B shares multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

              EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND

                                      BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                                              (4/1/04)                (9/30/04)            (4/1/04 - 9/30/04)
-------------------------------------------------------------------------------------------------------------------
Actual
Class A                                     $ 1,000.00               $ 1,008.95                $     4.27
Class B                                     $ 1,000.00               $ 1,005.05                $     8.02
Class C                                     $ 1,000.00               $ 1,005.58                $     8.02
-------------------------------------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)
Class A                                     $ 1,000.00               $ 1,020.80                $     4.29
Class B                                     $ 1,000.00               $ 1,017.00                $     8.07
Class C                                     $ 1,000.00               $ 1,017.00                $     8.07

* Expenses are equal to the Fund's annualized expense ratio of 0.85% for Class A shares, 1.60% for Class B shares and 1.60% for Class C shares multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

           EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND

                                      BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                                              (4/1/04)                (9/30/04)            (4/1/04 - 9/30/04)
-------------------------------------------------------------------------------------------------------------------
Actual
Class A                                     $ 1,000.00               $ 1,012.08                $     4.24
Class B                                     $ 1,000.00               $ 1,007.16                $     8.00
Class C                                     $ 1,000.00               $ 1,006.92                $     8.00
-------------------------------------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)
Class A                                     $ 1,000.00               $ 1,020.90                $     4.26
Class B                                     $ 1,000.00               $ 1,017.10                $     8.04
Class C                                     $ 1,000.00               $ 1,017.10                $     8.04

* Expenses are equal to the Fund's annualized expense ratio of 0.84% for Class A shares, 1.59% for Class B shares and 1.59% for Class C shares multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

             EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND

                                      BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                                              (4/1/04)                (9/30/04)            (4/1/04 - 9/30/04)
-------------------------------------------------------------------------------------------------------------------
Actual
Class A                                     $ 1,000.00               $ 1,008.18                $     4.43
Class B                                     $ 1,000.00               $ 1,005.18                $     8.19
-------------------------------------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)
Class A                                     $ 1,000.00               $ 1,020.70                $     4.46
Class B                                     $ 1,000.00               $ 1,016.90                $     8.24

* Expenses are equal to the Fund's annualized expense ratio of 0.88% for Class A shares and 1.63% for Class B shares multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

              EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND

                                      BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                                              (4/1/04)                (9/30/04)            (4/1/04 - 9/30/04)
-------------------------------------------------------------------------------------------------------------------
Actual
Class A                                     $ 1,000.00               $ 1,010.07                $     4.08
Class B                                     $ 1,000.00               $ 1,006.18                $     7.85
Class C                                     $ 1,000.00               $ 1,005.61                $     7.84
-------------------------------------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)
Class A                                     $ 1,000.00               $ 1,021.00                $     4.10
Class B                                     $ 1,000.00               $ 1,017.20                $     7.89
Class C                                     $ 1,000.00               $ 1,017.20                $     7.89

* Expenses are equal to the Fund's annualized expense ratio of 0.81% for Class A shares, 1.56% for Class B shares and 1.56% for Class C shares multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

                EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND

                                      BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                                              (4/1/04)                (9/30/04)            (4/1/04 - 9/30/04)
-------------------------------------------------------------------------------------------------------------------
Actual
Class A                                     $ 1,000.00               $ 1,008.92                $     5.29
Class B                                     $ 1,000.00               $ 1,004.06                $     9.04
-------------------------------------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)
Class A                                     $ 1,000.00               $ 1,019.80                $     5.32
Class B                                     $ 1,000.00               $ 1,016.00                $     9.10

* Expenses are equal to the Fund's annualized expense ratio of 1.05% for Class A shares and 1.80% for Class B shares multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

            EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND

                                      BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING PERIOD*
                                              (4/1/04)                (9/30/04)            (4/1/04 - 9/30/04)
-------------------------------------------------------------------------------------------------------------------
Actual
Class A                                     $ 1,000.00               $ 1,010.90                $     4.54
Class B                                     $ 1,000.00               $ 1,007.01                $     8.30
Class C                                     $ 1,000.00               $ 1,006.33                $     8.30
-------------------------------------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)
Class A                                     $ 1,000.00               $ 1,020.60                $     4.56
Class B                                     $ 1,000.00               $ 1,016.80                $     8.34
Class C                                     $ 1,000.00               $ 1,016.80                $     8.34

* Expenses are equal to the Fund's annualized expense ratio of 0.90% for Class A shares, 1.65% for Class B shares and 1.65% for Class C shares multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of September 30, 2004 FINANCIAL STATEMENTS (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2004

                                                                            CALIFORNIA        FLORIDA       MASSACHUSETTS
                                                                           LIMITED FUND     LIMITED FUND    LIMITED FUND
--------------------------------------------------------------------------------------------------------------------------
ASSETS

Investment in Limited Maturity Municipals Portfolio --
    Identified cost                                                      $    35,694,213  $    68,044,298  $    81,103,354
    Unrealized appreciation                                                    1,609,458        3,338,325        4,025,700
--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE                                  $    37,303,671  $    71,382,623  $    85,129,054
--------------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                          $            --  $         9,870  $       761,305
Prepaid expenses                                                                      --            1,164            2,791
--------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                             $    37,303,671  $    71,393,657  $    85,893,150
--------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                         $        26,732  $        93,277  $       187,904
Dividends payable                                                                 51,619           88,079           94,540
Payable to affiliate for distribution and service fees                                --            2,597            4,192
Accrued expenses                                                                  14,346           20,374           23,010
--------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        $        92,697  $       204,327  $       309,646
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                               $    37,210,974  $    71,189,330  $    85,583,504
--------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                          $    36,101,933  $    69,831,156  $    83,916,068
Accumulated net realized loss from Portfolio
    (computed on the basis of identified cost)                                  (496,736)      (1,972,936)      (2,324,791)
Accumulated distributions in excess of net investment income                      (3,681)          (7,215)         (33,473)
Net unrealized appreciation from Portfolio
    (computed on the basis of identified cost)                                 1,609,458        3,338,325        4,025,700
--------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                    $    37,210,974  $    71,189,330  $    85,583,504
--------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                               $    31,978,831  $    44,871,064  $    45,811,763
SHARES OUTSTANDING                                                             3,050,300        4,313,362        4,406,634
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
    (net assets DIVIDED BY shares of beneficial interest outstanding)    $         10.48  $         10.40  $         10.40
MAXIMUM OFFERING PRICE PER SHARE
    (100 DIVIDED BY 97.75 of net asset value per share)                  $         10.72  $         10.64  $         10.64
--------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                               $     5,232,143  $     8,808,043  $    10,815,000
SHARES OUTSTANDING                                                               500,735          846,934        1,041,450
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
    (net assets DIVIDED BY shares of beneficial interest outstanding)    $         10.45  $         10.40  $         10.38
--------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES

NET ASSETS                                                               $            --  $    17,510,223  $    28,956,741
SHARES OUTSTANDING                                                                    --        1,783,375        2,909,037
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
    (net assets DIVIDED BY shares of beneficial interest outstanding)    $            --  $          9.82  $          9.95
--------------------------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced.

                        See notes to financial statements

                                                                           NEW JERSEY      NEW YORK         OHIO      PENNSYLVANIA
                                                                          LIMITED FUND   LIMITED FUND   LIMITED FUND  LIMITED FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investment in Limited Maturity Municipals Portfolio --
    Identified cost                                                      $  50,792,948  $ 114,881,986  $  18,593,165  $  58,527,943
    Unrealized appreciation                                                  2,887,934      5,550,026      1,206,177      3,039,816
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE                                  $  53,680,882  $ 120,432,012  $  19,799,342  $  61,567,759
-----------------------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                          $       9,549  $      35,645  $      24,555  $      18,861
Prepaid expenses                                                                    --          1,193             --             --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                             $  53,690,431  $ 120,468,850  $  19,823,897  $  61,586,620
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                         $     123,233  $     139,349  $          --  $      41,008
Dividends payable                                                               73,211        141,449         27,963         77,480
Payable to affiliate for distribution and service fees                              --          5,912             --          2,618
Accrued expenses                                                                15,827         25,898         13,445         22,050
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        $     212,271  $     312,608  $      41,408  $     143,156
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                               $  53,478,160  $ 120,156,242  $  19,782,489  $  61,443,464
-----------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                          $  52,216,717  $ 117,012,138  $  19,373,789  $  60,140,792
Accumulated net realized loss from Portfolio (computed on the basis
    of identified cost)                                                     (1,612,847)    (2,314,596)      (819,135)    (1,720,780)
Accumulated undistributed (distributions in excess of) net
    investment income                                                          (13,644)       (91,326)        21,658        (16,364)
Net unrealized appreciation from Portfolio (computed
    on the basis of identified cost)                                         2,887,934      5,550,026      1,206,177      3,039,816
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                    $  53,478,160  $ 120,156,242  $  19,782,489  $  61,443,464
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                               $  44,202,383  $  66,610,533  $  17,501,167  $  34,224,414
SHARES OUTSTANDING                                                           4,308,064      6,191,204      1,763,036      3,271,605
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
    (net assets DIVIDED BY shares of beneficial interest outstanding)    $       10.26  $       10.76  $        9.93  $       10.46
MAXIMUM OFFERING PRICE PER SHARE
    (100 DIVIDED BY 97.75 of net asset value per share)                  $       10.50  $       11.01  $       10.16  $       10.70
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                               $   9,275,777  $  13,763,268  $   2,281,322  $   9,583,185
SHARES OUTSTANDING                                                             904,453      1,280,489        230,176        916,168
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
    (net assets DIVIDED BY shares of beneficial interest outstanding)    $       10.26  $       10.75  $        9.91  $       10.46
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES

NET ASSETS                                                               $          --  $  39,782,441  $          --  $  17,635,865
SHARES OUTSTANDING                                                                  --      3,890,976             --      1,778,774
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
    (net assets DIVIDED BY shares of beneficial interest outstanding)    $          --  $       10.22  $          --  $        9.91
-----------------------------------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced.

                        See notes to financial statements

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004

                                                                            CALIFORNIA        FLORIDA       MASSACHUSETTS
                                                                           LIMITED FUND     LIMITED FUND    LIMITED FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest allocated from Portfolio                                        $       798,181  $     1,615,472  $     1,879,083
Expenses allocated from Portfolio                                               (106,230)        (195,519)        (236,155)
--------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                                     $       691,951  $     1,419,953  $     1,642,928
--------------------------------------------------------------------------------------------------------------------------

EXPENSES

Trustees' fees and expenses                                              $            45  $           625  $           617
Distribution and service fees
    Class A                                                                       22,139           32,325           34,530
    Class B                                                                       24,354           39,510           48,284
    Class C                                                                           --           80,716          123,813
Legal and accounting services                                                      7,966            8,418            8,418
Printing and postage                                                               3,756            9,153           12,514
Custodian fee                                                                      4,217            6,419            7,230
Transfer and dividend disbursing agent fees                                        8,430           18,474           21,698
Registration fees                                                                    732            2,352            3,400
Miscellaneous                                                                        847            1,643            2,112
--------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                           $        72,486  $       199,635  $       262,616
--------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                    $       619,465  $     1,220,318  $     1,380,312
--------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
    Investment transactions (identified cost basis)                      $        75,431  $      (115,330) $      (226,990)
    Financial futures contracts                                                 (275,951)        (417,644)        (218,741)
--------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                        $      (200,520) $      (532,974) $      (445,731)
--------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                                  $      (114,595) $      (291,566) $      (177,024)
    Financial futures contracts                                                   23,063           49,707          (22,613)
--------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                     $       (91,532) $      (241,859) $      (199,637)
--------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                         $      (292,052) $      (774,833) $      (645,368)
--------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $       327,413  $       445,485  $       734,944
--------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                           NEW JERSEY      NEW YORK         OHIO      PENNSYLVANIA
                                                                          LIMITED FUND   LIMITED FUND   LIMITED FUND  LIMITED FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest allocated from Portfolio                                        $   1,195,430  $   2,692,819  $     502,232  $   1,481,947
Expenses allocated from Portfolio                                             (155,231)      (322,157)       (73,198)      (180,005)
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                                     $   1,040,199  $   2,370,662  $     429,034  $   1,301,942
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Trustees' fees and expenses                                              $         697  $       1,379  $          46  $         713
Distribution and service fees
    Class A                                                                     32,913         48,743         14,018         25,417
    Class B                                                                     42,582         63,542         11,045         44,381
    Class C                                                                         --        181,171             --         82,376
Legal and accounting services                                                    8,294          9,601          7,137          8,709
Printing and postage                                                             8,791         14,056          3,336         11,863
Custodian fee                                                                    5,481          9,420          4,025          6,030
Transfer and dividend disbursing agent fees                                     15,244         32,701          5,609         21,088
Registration fees                                                                  915          2,593          1,013            832
Miscellaneous                                                                      974          2,344            915          2,044
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                           $     115,891  $     365,550  $      47,144  $     203,453
-----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                    $     924,308  $   2,005,112  $     381,890  $   1,098,489
-----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
    Investment transactions (identified cost basis)                      $     (59,107) $    (154,670) $     (40,147) $     (44,776)
    Financial futures contracts                                               (147,846)      (195,766)       (44,700)      (315,719)
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                        $    (206,953) $    (350,436) $     (84,847) $    (360,495)
-----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                                  $    (393,437) $    (904,932) $    (204,430) $    (342,023)
    Financial futures contracts                                                 (3,416)        42,101         (1,023)        50,836
-----------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                     $    (396,853) $    (862,831) $    (205,453) $    (291,187)
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                         $    (603,806) $  (1,213,267) $    (290,300) $    (651,682)
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $     320,502  $     791,845  $      91,590  $     446,807
-----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004

                                                                            CALIFORNIA        FLORIDA       MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS                                          LIMITED FUND     LIMITED FUND    LIMITED FUND
--------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                                                $       619,465  $     1,220,318  $     1,380,312
    Net realized loss from investment and financial
      futures contracts transactions                                            (200,520)        (532,974)        (445,731)
    Net change in unrealized appreciation (depreciation)
      from investments and financial futures contracts                           (91,532)        (241,859)        (199,637)
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                               $       327,413  $       445,485  $       734,944
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
    From net investment income
      Class A                                                            $      (527,366) $      (790,612) $      (809,635)
      Class B                                                                    (76,521)        (127,124)        (147,017)
      Class C                                                                         --         (261,989)        (379,320)
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                      $      (603,887) $    (1,179,725) $    (1,335,972)
--------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
    Proceeds from sale of shares
      Class A                                                            $     4,986,822  $     4,351,497  $     1,458,785
      Class B                                                                    755,951          927,389        1,211,028
      Class C                                                                         --        1,537,236        3,483,393
    Net asset value of shares issued to shareholders in
      payment of distributions declared
      Class A                                                                    307,296          324,319          496,625
      Class B                                                                     33,397           59,360           89,333
      Class C                                                                         --           76,676          229,584
    Cost of shares redeemed
      Class A                                                                 (3,513,686)      (4,658,490)      (3,957,643)
      Class B                                                                   (883,970)        (813,417)        (649,276)
      Class C                                                                         --       (3,138,645)      (2,756,565)
    Net asset value of shares exchanged
      Class A                                                                    467,423          222,703          580,661
      Class B                                                                   (467,423)        (222,703)        (580,661)
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM FUND
  SHARE TRANSACTIONS                                                     $     1,685,810  $    (1,334,075) $      (394,736)
--------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                                    $     1,409,336  $    (2,068,315) $      (995,764)
--------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                   $    35,801,638  $    73,257,645  $    86,579,268
--------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                         $    37,210,974  $    71,189,330  $    85,583,504
--------------------------------------------------------------------------------------------------------------------------

ACCUMULATED DISTRIBUTIONS
IN EXCESS OF NET INVESTMENT
INCOME INCLUDED IN NET ASSETS

AT END OF PERIOD                                                         $        (3,681) $        (7,215) $       (33,473)
--------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                           NEW JERSEY      NEW YORK         OHIO      PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS                                         LIMITED FUND   LIMITED FUND   LIMITED FUND  LIMITED FUND
-----------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                                                $     924,308  $   2,005,112  $     381,890  $   1,098,489
    Net realized loss from investment and
      financial futures contracts transactions                                (206,953)      (350,436)       (84,847)      (360,495)
    Net change in unrealized appreciation (depreciation)
      from investments and financial futures contracts                        (396,853)      (862,831)      (205,453)      (291,187)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                               $     320,502  $     791,845  $      91,590  $     446,807
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
    From net investment income
      Class A                                                            $    (775,017) $  (1,182,346) $    (332,668) $    (652,466)
      Class B                                                                 (130,119)      (203,032)       (34,383)      (151,647)
      Class C                                                                       --       (574,873)            --       (279,104)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                      $    (905,136) $  (1,960,251) $    (367,051) $  (1,083,217)
-----------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
    Proceeds from sale of shares
      Class A                                                            $   2,347,848  $   9,403,113  $     658,506  $   1,477,152
      Class B                                                                  614,777        844,333        145,838        797,703
      Class C                                                                       --      3,651,258             --      1,204,639
    Net asset value of shares issued to
      shareholders in payment of distributions
      declared
      Class A                                                                  557,866        795,590        190,825        358,349
      Class B                                                                   70,220        118,381         16,282         81,409
      Class C                                                                       --        315,689             --        122,726
    Cost of shares redeemed
      Class A                                                               (4,636,551)   (11,626,098)    (3,510,828)    (2,759,405)
      Class B                                                               (1,294,530)    (1,499,794)      (469,796)    (1,191,417)
      Class C                                                                       --     (6,404,521)            --     (4,856,251)
    Net asset value of shares exchanged
      Class A                                                                  220,059        944,559          5,994        285,118
      Class B                                                                 (220,059)      (944,559)        (5,994)      (285,118)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS                  $  (2,340,370) $  (4,402,049) $  (2,969,173) $  (4,765,095)
-----------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                               $  (2,925,004) $  (5,570,455) $  (3,244,634) $  (5,401,505)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                   $  56,403,164  $ 125,726,697  $  23,027,123  $  66,844,969
-----------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                         $  53,478,160  $ 120,156,242  $  19,782,489  $  61,443,464
-----------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
(DISTRIBUTIONS IN EXCESS OF) NET
INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF PERIOD                                                         $     (13,644) $     (91,326) $      21,658  $     (16,364)
-----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

FOR THE YEAR ENDED MARCH 31, 2004

                                                                            CALIFORNIA        FLORIDA       MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS                                          LIMITED FUND     LIMITED FUND    LIMITED FUND
--------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                                                $     1,285,258  $     2,427,615  $     2,720,734
    Net realized loss from investment and
      financial futures contracts transactions                                    (4,357)        (321,558)        (878,673)
    Net change in unrealized appreciation (depreciation) from
      investments and financial futures contracts                                 10,472          441,435          869,417
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                               $     1,291,373  $     2,547,492  $     2,711,478
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders
    From net investment income
      Class A                                                            $    (1,094,862) $    (1,643,837) $    (1,738,510)
      Class B                                                                   (174,749)        (270,500)        (300,779)
      Class C                                                                         --         (502,265)        (708,534)
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                      $    (1,269,611) $    (2,416,602) $    (2,747,823)
--------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
    Proceeds from sale of shares
      Class A                                                            $    15,013,282  $    10,829,071  $     5,996,267
      Class B                                                                  2,399,276        3,483,342        3,701,052
      Class C                                                                         --        9,303,360       17,990,710
    Net asset value of shares issued to shareholders in payment of distributions declared
      Class A                                                                    638,807          737,800        1,048,256
      Class B                                                                     79,996          121,742          179,698
      Class C                                                                         --          156,821          417,686
    Cost of shares redeemed
      Class A                                                                (12,976,187)     (14,242,089)      (7,865,183)
      Class B                                                                 (1,232,161)      (2,307,008)      (1,198,091)
      Class C                                                                         --       (3,089,559)      (5,333,049)
    Net asset value of shares exchanged
      Class A                                                                    515,783          576,141          995,244
      Class B                                                                   (515,783)        (576,141)        (995,244)
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS                  $     3,923,013  $     4,993,480  $    14,937,346
--------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                               $     3,944,775  $     5,124,370  $    14,901,001
--------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                                     $    31,856,863  $    68,133,275  $    71,678,267
AT END OF YEAR                                                           $    35,801,638  $    73,257,645  $    86,579,268
--------------------------------------------------------------------------------------------------------------------------

ACCUMULATED DISTRIBUTIONS
IN EXCESS OF NET INVESTMENT
INCOME INCLUDED IN NET ASSETS

AT END OF PERIOD                                                         $       (19,259) $       (47,808) $       (77,813)
--------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                           NEW JERSEY      NEW YORK         OHIO      PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS                                         LIMITED FUND   LIMITED FUND   LIMITED FUND  LIMITED FUND
-----------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                                                $   1,878,863  $   4,052,530  $     782,566  $   2,271,786
    Net realized loss from investment and
      financial futures contracts transactions                                (649,859)    (1,492,053)      (224,978)      (512,262)
    Net change in unrealized appreciation (depreciation)
      from investments and financial futures contracts                         865,249      2,198,307        201,895        967,020
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                               $   2,094,253  $   4,758,784  $     759,483  $   2,726,544
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
    From net investment income
      Class A                                                            $  (1,563,437) $  (2,404,798) $    (710,894) $  (1,345,880)
      Class B                                                                 (273,175)      (467,325)       (80,164)      (323,797)
      Class C                                                                       --     (1,181,481)            --       (613,687)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                      $  (1,836,612) $  (4,053,604) $    (791,058) $  (2,283,364)
-----------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
    Proceeds from sale of shares
      Class A                                                            $  10,253,686  $  16,212,619  $   7,391,187  $   7,672,159
      Class B                                                                4,479,575      6,099,479      1,268,604      3,533,243
      Class C                                                                       --     23,260,586             --      9,164,795
    Net asset value of shares issued to shareholders
      in payment of distributions declared
      Class A                                                                1,078,438      1,488,493        378,830        729,777
      Class B                                                                  134,610        264,509         26,291        186,727
      Class C                                                                       --        610,334             --        302,808
    Cost of shares redeemed
      Class A                                                               (5,221,656)   (12,560,495)    (6,141,960)    (7,588,238)
      Class B                                                               (2,250,297)    (3,832,889)      (944,712)    (2,312,301)
      Class C                                                                       --     (9,250,842)            --     (3,368,028)
    Net asset value of shares exchanged
      Class A                                                                  300,138      1,459,948        494,683        511,168
      Class B                                                                 (300,138)    (1,459,948)      (494,683)      (511,168)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS                  $   8,474,356  $  22,291,794  $   1,978,240  $   8,320,942
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                               $   8,731,997  $  22,996,974  $   1,946,665  $   8,764,122
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                                     $  47,671,167  $ 102,729,723  $  21,080,458  $  58,080,847
-----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                           $  56,403,164  $ 125,726,697  $  23,027,123  $  66,844,969
-----------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
(DISTRIBUTIONS IN EXCESS OF) NET
INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF PERIOD                                                         $     (32,816) $    (136,187) $       6,819  $     (31,636)
-----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of September 30, 2004 FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                                      CALIFORNIA LIMITED FUND -- CLASS A
                                              ----------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                              SEPTEMBER 30, 2004 ---------------------------------------------------------------
                                              (UNAUDITED)(1)      2004(1)     2003(1)      2002(1)(2)     2001(1)       2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period           $  10.560       $  10.540   $  10.100     $  10.260     $   9.700     $  10.350
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                            $   0.190       $   0.394   $   0.414     $   0.430     $   0.440     $   0.440
Net realized and unrealized gain (loss)             (0.083)          0.016       0.436        (0.160)        0.559        (0.640)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS              $   0.107       $   0.410   $   0.850     $   0.270     $   0.999     $  (0.200)
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                       $  (0.187)      $  (0.390)  $  (0.410)    $  (0.430)    $  (0.439)    $  (0.450)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              $  (0.187)      $  (0.390)  $  (0.410)    $  (0.430)    $  (0.439)    $  (0.450)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                 $  10.480       $  10.560   $  10.540     $  10.100     $  10.260     $   9.700
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                       1.06%           3.92%       8.56%         2.65%        10.54%        (1.88)%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)        $  31,979       $  29,957   $  26,750     $  20,747     $  19,578     $  20,448
Ratios (As a percentage of average
  daily net assets):
    Expenses(4)                                       0.91%(5)        0.88%       0.96%         1.02%         1.03%         1.04%
    Expenses after custodian fee reduction(4)         0.91%(5)        0.88%       0.94%         1.00%         1.00%         1.04%
    Net investment income                             3.66%(5)        3.73%       3.97%         4.19%         4.42%         4.48%
Portfolio Turnover of the Portfolio                     13%             27%          7%            9%            8%           13%
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002 and increase the ratio of net investment income to average net assets from 4.17% to 4.19%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                      CALIFORNIA LIMITED FUND -- CLASS B
                                              ----------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                              SEPTEMBER 30, 2004 ---------------------------------------------------------------
                                              (UNAUDITED)(1)      2004(1)     2003(1)      2002(1)(2)     2001(1)       2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period           $  10.520       $  10.500   $  10.070     $  10.260     $   9.700     $  10.350
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                            $   0.152       $   0.313   $   0.333     $   0.353     $   0.365     $   0.366
Net realized and unrealized gain (loss)             (0.075)          0.017       0.432        (0.185)        0.564        (0.636)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS              $   0.077       $   0.330   $   0.765     $   0.168     $   0.929     $  (0.270)
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                       $  (0.147)      $  (0.310)  $  (0.335)    $  (0.358)    $  (0.369)    $  (0.380)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              $  (0.147)      $  (0.310)  $  (0.335)    $  (0.358)    $  (0.369)    $  (0.380)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                 $  10.450       $  10.520   $  10.500     $  10.070     $  10.260     $   9.700
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                       0.76%           3.16%       7.71%         1.64%         9.77%        (2.58)%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)        $   5,232       $   5,844   $   5,107     $   1,723     $   1,890     $   2,088
Ratios (As a percentage of average
  daily net assets):
    Expenses(4)                                       1.66%(5)        1.63%       1.71%         1.77%         1.78%         1.79%
    Expenses after custodian fee reduction(4)         1.66%(5)        1.63%       1.69%         1.75%         1.75%         1.79%
    Net investment income                             2.94%(5)        2.97%       3.19%         3.44%         3.68%         3.73%
Portfolio Turnover of the Portfolio                     13%             27%          7%            9%            8%           13%
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002 and increase the ratio of net investment income to average net assets from 3.42% to 3.44%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                        FLORIDA LIMITED FUND -- CLASS A
                                              ----------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                              SEPTEMBER 30, 2004 ---------------------------------------------------------------
                                              (UNAUDITED)(1)      2004(1)     2003(1)      2002(1)(2)     2001(1)       2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period           $  10.500       $  10.480   $  10.050     $  10.130     $   9.670     $  10.270
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                            $   0.196       $   0.396   $   0.420     $   0.449     $   0.449     $   0.448
Net realized and unrealized gain (loss)             (0.105)          0.018       0.425        (0.077)        0.455        (0.597)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS              $   0.091       $   0.414   $   0.845     $   0.372     $   0.904     $  (0.149)
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                       $  (0.191)      $  (0.394)  $  (0.415)    $  (0.452)    $  (0.444)    $  (0.451)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              $  (0.191)      $  (0.394)  $  (0.415)    $  (0.452)    $  (0.444)    $  (0.451)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                 $  10.400       $  10.500   $  10.480     $  10.050     $  10.130     $   9.670
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                       0.90%           3.99%       8.59%         3.71%         9.59%        (1.43)%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)        $  44,871       $  45,088   $  47,033     $  33,611     $  31,754     $  36,952
Ratios (As a percentage of average daily
  net assets):
   Expenses(4)                                        0.85%(5)        0.82%       0.84%         0.94%         0.95%         0.97%
   Expenses after custodian fee reduction(4)          0.85%(5)        0.82%       0.81%         0.91%         0.93%         0.94%
   Net investment income                              3.78%(5)        3.76%       4.07%         4.42%         4.57%         4.55%
Portfolio Turnover of the Portfolio                      6%             13%         23%           15%            7%           16%
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio net investment income to average net assets from 4.41% to 4.42%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                       FLORIDA LIMITED FUND -- CLASS B
                                              ----------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                              SEPTEMBER 30, 2004 ---------------------------------------------------------------
                                              (UNAUDITED)(1)      2004(1)     2003(1)      2002(1)(2)     2001(1)       2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period           $  10.500       $  10.480   $  10.050     $  10.130     $   9.670     $  10.270
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                            $   0.157       $   0.316   $   0.340     $   0.377     $   0.369     $   0.374
Net realized and unrealized gain (loss)             (0.107)          0.018       0.433        (0.077)        0.460        (0.598)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS              $   0.050       $   0.334   $   0.773     $   0.300     $   0.829     $  (0.224)
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                       $  (0.150)      $  (0.314)  $  (0.343)    $  (0.380)    $  (0.369)    $  (0.376)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              $  (0.150)      $  (0.314)  $  (0.343)    $  (0.380)    $  (0.369)    $  (0.376)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                 $  10.400       $  10.500   $  10.480     $  10.050     $  10.130     $   9.670
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                       0.50%           3.22%       7.84%         2.98%         8.76%        (2.17)%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)        $   8,808       $   8,944   $   8,217     $   2,621     $   4,905     $   4,907
Ratios (As a percentage of average
  daily net assets):
   Expenses(4)                                        1.60%(5)        1.57%       1.59%         1.69%         1.70%         1.71%
   Expenses after custodian fee reduction(4)          1.60%(5)        1.57%       1.56%         1.66%         1.68%         1.68%
   Net investment income                              3.03%(5)        3.01%       3.28%         3.72%         3.81%         3.80%
Portfolio Turnover of the Portfolio                      6%             13%         23%           15%            7%           16%
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio net investment income to average net assets from 3.71% to 3.72%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                        FLORIDA LIMITED FUND -- CLASS C
                                              ----------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                              SEPTEMBER 30, 2004 ---------------------------------------------------------------
                                              (UNAUDITED)(1)      2004(1)     2003(1)      2002(1)(2)     2001(1)       2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period           $   9.910       $   9.890   $   9.490     $   9.570     $   9.140     $   9.710
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                            $   0.149       $   0.298   $   0.319     $   0.348     $   0.356     $   0.354
Net realized and unrealized gain (loss)             (0.096)          0.021       0.404        (0.068)        0.423        (0.570)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS              $   0.053       $   0.319   $   0.723     $   0.280     $   0.779     $  (0.216)
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                       $  (0.143)      $  (0.299)  $  (0.323)    $  (0.360)    $  (0.349)    $  (0.354)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              $  (0.143)      $  (0.299)  $  (0.323)    $  (0.360)    $  (0.349)    $  (0.354)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                 $   9.820       $   9.910   $   9.890     $   9.490     $   9.570     $   9.140
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                       0.56%           3.24%       7.76%         2.93%         8.70%        (2.21)%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)        $  17,510       $  19,226   $  12,883     $   4,322     $   2,609     $   2,946
Ratios (As a percentage of average
  daily net assets):
   Expenses(4)                                        1.60%(5)        1.57%       1.59%         1.69%         1.69%         1.71%
   Expenses after custodian fee reduction(4)          1.60%(5)        1.57%       1.56%         1.66%         1.67%         1.68%
   Net investment income                              3.04%(5)        3.00%       3.26%         3.63%         3.84%         3.80%
Portfolio Turnover of the Portfolio                      6%             13%         23%           15%            7%           16%
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio net investment income to average net assets from 3.62% to 3.63%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                     MASSACHUSETTS LIMITED FUND -- CLASS A
                                              ----------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                              SEPTEMBER 30, 2004 ---------------------------------------------------------------
                                              (UNAUDITED)         2004(1)     2003(1)      2002(1)(2)     2001(1)       2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period           $  10.460       $  10.450   $   9.980     $  10.110     $   9.680     $  10.320
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                            $   0.187       $   0.384   $   0.413     $   0.443     $   0.462     $   0.455
Net realized and unrealized gain (loss)             (0.065)          0.013       0.483        (0.124)        0.413        (0.648)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS              $   0.122       $   0.397   $   0.896     $   0.319     $   0.875     $  (0.193)
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                       $  (0.182)      $  (0.387)  $  (0.426)    $  (0.449)    $  (0.445)    $  (0.447)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              $  (0.182)      $  (0.387)  $  (0.426)    $  (0.449)    $  (0.445)    $  (0.447)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                 $  10.400       $  10.460   $  10.450     $   9.980     $  10.110     $   9.680
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                       1.21%           3.84%       9.17%         3.17%         9.26%        (1.85)%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)        $  45,812       $  47,567   $  47,321     $  33,848     $  32,736     $  37,411
Ratios (As a percentage of average
  daily net assets):
   Expenses(4)                                        0.84%(5)        0.80%       0.85%         0.94%         0.95%         0.94%
   Expenses after custodian fee reduction(4)          0.84%(5)        0.80%       0.83%         0.91%         0.92%         0.91%
   Net investment income                              3.62%(5)        3.66%       4.01%         4.37%         4.70%         4.61%
Portfolio Turnover of the Portfolio                     11%             12%         22%            8%            8%           15%
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.36% to 4.37%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                     MASSACHUSETTS LIMITED FUND -- CLASS B
                                              ----------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                              SEPTEMBER 30, 2004 ---------------------------------------------------------------
                                              (UNAUDITED)         2004(1)     2003(1)      2002(1)(2)     2001(1)       2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period           $  10.450       $  10.430   $   9.970     $  10.110     $   9.680     $  10.320
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                            $   0.148       $   0.304   $   0.331     $   0.364     $   0.387     $   0.380
Net realized and unrealized gain (loss)             (0.076)          0.022       0.475        (0.135)        0.410        (0.651)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS              $   0.072       $   0.326   $   0.806     $   0.229     $   0.797     $  (0.271)
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                       $  (0.142)      $  (0.306)  $  (0.346)    $  (0.369)    $  (0.367)    $  (0.369)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              $  (0.142)      $  (0.306)  $  (0.346)    $  (0.369)    $  (0.367)    $  (0.369)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                 $  10.380       $  10.450   $  10.430     $   9.970     $  10.110     $   9.680
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                       0.72%           3.16%       8.23%         2.27%         8.41%        (2.62)%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)        $  10,815       $  10,818   $   9,127     $   3,969     $   2,218     $   2,000
Ratios (As a percentage of average
  daily net assets):
   Expenses(4)                                        1.59%(5)        1.55%       1.60%         1.69%         1.70%         1.69%
   Expenses after custodian fee reduction(4)          1.59%(5)        1.55%       1.58%         1.66%         1.67%         1.66%
   Net investment income                              2.86%(5)        2.91%       3.22%         3.59%         3.93%         3.84%
Portfolio Turnover of the Portfolio                     11%             12%         22%            8%            8%           15%
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $ 0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.58% to 3.59%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                     MASSACHUSETTS LIMITED FUND -- CLASS C
                                              ----------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                              SEPTEMBER 30, 2004 ---------------------------------------------------------------
                                              (UNAUDITED)         2004(1)     2003(1)      2002(1)(2)     2001(1)       2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period           $  10.020       $  10.010   $   9.560     $   9.680     $   9.260     $   9.860
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                            $   0.142       $   0.289   $   0.316     $   0.348     $   0.375     $   0.364
Net realized and unrealized gain (loss)             (0.075)          0.017       0.465        (0.114)        0.395        (0.612)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS              $   0.067       $   0.306   $   0.781     $   0.234     $   0.770     $  (0.248)
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                       $  (0.137)      $  (0.296)  $  (0.331)    $  (0.354)    $  (0.350)    $  (0.352)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              $  (0.137)      $  (0.296)  $  (0.331)    $  (0.354)    $  (0.350)    $  (0.352)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                 $   9.950       $  10.020   $  10.010     $   9.560     $   9.680     $   9.260
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                       0.69%           3.09%       8.32%         2.40%         8.49%        (2.51)%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)        $  28,957       $  28,195   $  15,231     $   5,632     $   2,573     $   4,561
Ratios (As a percentage of average
  daily net assets):
   Expenses(4)                                        1.59%(5)        1.55%       1.60%         1.69%         1.71%         1.69%
   Expenses after custodian fee reduction(4)          1.59%(5)        1.55%       1.58%         1.66%         1.68%         1.66%
   Net investment income                              2.86%(5)        2.88%       3.20%         3.58%         3.99%         3.87%
Portfolio Turnover of the Portfolio                     11%             12%         22%            8%            8%           15%
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.57% to 3.58%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                       NEW JERSEY LIMITED FUND -- CLASS A
                                              ------------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                           YEAR ENDED MARCH 31,
                                              SEPTEMBER 30, 2004   ---------------------------------------------------------------
                                              (UNAUDITED)(1)        2004(1)     2003(1)      2002(1)(2)       2001        2000(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period           $  10.360         $  10.300   $  10.000     $  10.180     $   9.780     $  10.320
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                            $   0.183         $   0.379   $   0.427     $   0.453     $   0.470     $   0.464
Net realized and unrealized gain (loss)             (0.103)            0.052       0.301        (0.169)        0.392        (0.540)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS              $   0.080         $   0.431   $   0.728     $   0.284     $   0.862     $  (0.076)
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                       $  (0.180)        $  (0.371)  $  (0.428)    $  (0.464)    $  (0.462)    $  (0.464)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              $  (0.180)        $  (0.371)  $  (0.428)    $  (0.464)    $  (0.462)    $  (0.464)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                 $  10.260         $  10.360   $  10.300     $  10.000     $  10.180     $   9.780
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                       0.82%             4.22%       7.45%         2.82%         9.04%        (0.70)%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)        $  44,202         $  46,192   $  39,572     $  34,898     $  30,889     $  32,710
Ratios (As a percentage of average
 daily net assets):
   Expenses(4)                                        0.89%(5)          0.84%       0.90%         0.96%         0.98%         0.99%
   Expenses after custodian fee reduction(4)          0.88%(5)          0.84%       0.89%         0.94%         0.96%         0.96%
   Net investment income                              3.60%(5)          3.66%       4.17%         4.47%         4.73%         4.68%
Portfolio Turnover of the Portfolio                      9%               11%         25%           17%           11%           15%
----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.46% to 4.47%. Per-share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                       NEW JERSEY LIMITED FUND -- CLASS B
                                              ------------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                          YEAR ENDED MARCH 31,
                                              SEPTEMBER 30, 2004   ---------------------------------------------------------------
                                              (UNAUDITED)(1)        2004(1)     2003(1)      2002(1)(2)       2001        2000(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period           $  10.350         $  10.290   $   9.990     $  10.180     $   9.780     $  10.320
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                            $   0.145         $   0.302   $   0.343     $   0.376     $   0.411     $   0.388
Net realized and unrealized gain (loss)             (0.095)            0.051       0.306        (0.182)        0.373        (0.542)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS              $   0.050         $   0.353   $   0.649     $   0.194     $   0.784     $  (0.154)
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                       $  (0.140)        $  (0.293)  $  (0.349)    $  (0.384)    $  (0.384)    $  (0.386)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              $  (0.140)        $  (0.293)  $  (0.349)    $  (0.384)    $  (0.384)    $  (0.386)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                 $  10.260         $  10.350   $  10.290     $   9.990     $  10.180     $   9.780
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                       0.52%             3.45%       6.63%         1.92%         8.19%        (1.48)%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)        $   9,276         $  10,211   $   8,099     $   3,152     $   2,476     $   2,272
Ratios (As a percentage of average
  daily net assets):
   Expenses(4)                                        1.64%(5)          1.59%       1.65%         1.71%         1.73%         1.74%
   Expenses after custodian fee reduction(4)          1.63%(5)          1.59%       1.64%         1.69%         1.71%         1.71%
   Net investment income                              2.85%(5)          2.91%       3.35%         3.70%         3.97%         3.91%
Portfolio Turnover of the Portfolio                      9%               11%         25%           17%           11%           15%
----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.69% to 3.70%. Per-share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                        NEW YORK LIMITED FUND -- CLASS A
                                              ------------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                          YEAR ENDED MARCH 31,
                                              SEPTEMBER 30, 2004   ---------------------------------------------------------------
                                              (UNAUDITED)(1)        2004(1)     2003(1)      2002(1)(2)       2001        2000(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period           $  10.850         $  10.770   $  10.360     $  10.550     $  10.030     $  10.560
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                            $   0.198         $   0.400   $   0.430     $   0.460     $   0.470     $   0.470
Net realized and unrealized gain (loss)             (0.093)            0.081       0.415        (0.180)        0.519        (0.529)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS              $   0.105         $   0.481   $   0.845     $   0.280     $   0.989     $  (0.059)
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                       $  (0.195)        $  (0.401)  $  (0.435)    $  (0.470)    $  (0.469)    $  (0.471)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              $  (0.195)        $  (0.401)  $  (0.435)    $  (0.470)    $  (0.469)    $  (0.471)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                 $  10.760         $  10.850   $  10.770     $  10.360     $  10.550     $  10.030
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                       1.01%             4.51%       8.32%         2.67%        10.11%        (0.50)%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)        $  66,611         $  67,711   $  60,721     $  44,811     $  43,835     $  45,773
Ratios (As a percentage of average
  daily net assets):
   Expenses(4)                                        0.81%(5)          0.79%       0.83%         0.92%         0.94%         0.96%
   Expenses after custodian fee reduction(4)          0.81%(5)          0.79%       0.81%         0.89%         0.92%         0.93%
   Net investment income                              3.70%(5)          3.69%       4.03%         4.37%         4.59%         4.63%
Portfolio Turnover of the Portfolio                      7%               20%         18%           11%           10%           18%
----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.36% to 4.37%. Per-share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                        NEW YORK LIMITED FUND -- CLASS B
                                              ------------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                           YEAR ENDED MARCH 31,
                                              SEPTEMBER 30, 2004   ---------------------------------------------------------------
                                              (UNAUDITED)(1)        2004(1)     2003(1)      2002(1)(2)       2001        2000(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period           $  10.840         $  10.760   $  10.340     $  10.550     $  10.030     $  10.560
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                            $   0.158         $   0.318   $   0.346     $   0.378     $   0.397     $   0.391
Net realized and unrealized gain (loss)             (0.094)            0.081       0.428        (0.198)        0.512        (0.530)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS              $   0.064         $   0.399   $   0.774     $   0.180     $   0.909     $  (0.139)
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                       $  (0.154)        $  (0.319)  $  (0.354)    $  (0.390)    $  (0.389)    $  (0.391)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              $  (0.154)        $  (0.319)  $  (0.354)    $  (0.390)    $  (0.389)    $  (0.391)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                 $  10.750         $  10.840   $  10.760     $  10.340     $  10.550     $  10.030
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                       0.62%             3.73%       7.61%         1.70%         9.26%        (1.29)%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)        $  13,763         $  15,389   $  14,227     $   4,822     $   4,227     $   3,960
Ratios (As a percentage of average
  daily net assets):
   Expenses(4)                                        1.56%(5)          1.54%       1.58%         1.67%         1.69%         1.71%
   Expenses after custodian fee reduction(4)          1.56%(5)          1.54%       1.56%         1.64%         1.67%         1.68%
   Net investment income                              2.95%(5)          2.93%       3.24%         3.59%         3.83%         3.87%
Portfolio Turnover of the Portfolio                      7%               20%         18%           11%           10%           18%
----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.58% to 3.59%. Per-share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                        NEW YORK LIMITED FUND -- CLASS C
                                              ------------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                           YEAR ENDED MARCH 31,
                                              SEPTEMBER 30, 2004   ---------------------------------------------------------------
                                              (UNAUDITED)(1)        2004(1)     2003(1)      2002(1)(2)       2001        2000(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period           $  10.310         $  10.230   $   9.840     $  10.010     $   9.510     $  10.000
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                            $   0.150         $   0.301   $   0.324     $   0.356     $   0.369     $   0.364
Net realized and unrealized gain (loss)             (0.095)            0.081       0.401        (0.163)        0.493        (0.490)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS              $   0.055         $   0.382   $   0.725     $   0.193     $   0.862     $  (0.126)
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                       $  (0.145)        $  (0.302)  $  (0.335)    $  (0.363)    $  (0.362)    $  (0.364)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              $  (0.145)        $  (0.302)  $  (0.335)    $  (0.363)    $  (0.362)    $  (0.364)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                 $  10.220         $  10.310   $  10.230     $   9.840     $  10.010     $   9.510
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                       0.56%             3.76%       7.49%         1.92%         9.26%        (1.22)%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)        $  39,782         $  42,627   $  27,781     $   7,408     $   2,547     $   1,721
Ratios (As a percentage of average
  daily net assets):
   Expenses(4)                                        1.56%(5)          1.54%       1.58%         1.67%         1.68%         1.71%
   Expenses after custodian fee reduction(4)          1.56%(5)          1.54%       1.56%         1.64%         1.66%         1.68%
   Net investment income                              2.95%(5)          2.92%       3.19%         3.57%         3.83%         3.89%
Portfolio Turnover of the Portfolio                      7%               20%         18%           11%           10%           18%
----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.56% to 3.57%. Per-share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                          OHIO LIMITED FUND -- CLASS A
                                              ------------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                           YEAR ENDED MARCH 31,
                                              SEPTEMBER 30, 2004   ---------------------------------------------------------------
                                              (UNAUDITED)(1)        2004(1)     2003(1)      2002(1)(2)     2001(1)       2000(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period           $  10.020         $  10.010   $   9.590     $   9.760     $   9.430     $  10.110
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                            $   0.182         $   0.361   $   0.392     $   0.394     $   0.431     $   0.447
Net realized and unrealized gain (loss)             (0.097)            0.014       0.410        (0.142)        0.343        (0.672)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS              $   0.085         $   0.375   $   0.802     $   0.252     $   0.774     $  (0.225)
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                       $  (0.175)        $  (0.365)  $  (0.382)    $  (0.422)    $  (0.444)    $  (0.455)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              $  (0.175)        $  (0.365)  $  (0.382)    $  (0.422)    $  (0.444)    $  (0.455)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                 $   9.930         $  10.020   $  10.010     $   9.590     $   9.760     $   9.430
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                       0.89%             3.80%       8.52%         2.62%         8.42%        (2.22)%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)        $  17,501         $  20,404   $  18,313     $  16,310     $  15,046     $  16,761
Ratios (As a percentage of average
  daily net assets):
   Expenses(4)                                        1.05%(5)          0.99%       1.03%         1.14%         1.18%         1.08%
   Expenses after custodian fee reduction(4)          1.05%(5)          0.99%       1.02%         1.11%         1.14%         1.05%
   Net investment income                              3.70%(5)          3.61%       3.96%         4.05%         4.53%         4.63%
Portfolio Turnover of the Portfolio                      6%               28%         12%           19%           17%           13%
----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                          OHIO LIMITED FUND -- CLASS B
                                              ------------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                          YEAR ENDED MARCH 31,
                                              SEPTEMBER 30, 2004   ---------------------------------------------------------------
                                              (UNAUDITED)(1)        2004(1)     2003(1)      2002(1)(2)     2001(1)       2000(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period           $  10.010         $  10.000   $   9.590     $   9.760     $   9.430     $  10.110
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                            $   0.145         $   0.286   $   0.314     $   0.321     $   0.361     $   0.376
Net realized and unrealized gain (loss)             (0.107)            0.017       0.407        (0.139)        0.343        (0.672)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS              $   0.038         $   0.303   $   0.721     $   0.182     $   0.704     $  (0.296)
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                       $  (0.138)        $  (0.293)  $  (0.311)    $  (0.352)    $  (0.374)    $  (0.384)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              $  (0.138)        $  (0.293)  $  (0.311)    $  (0.352)    $  (0.374)    $  (0.384)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                 $   9.910         $  10.010   $  10.000     $   9.590     $   9.760     $   9.430
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                       0.41%             3.06%       7.64%         1.89%         7.63%        (2.94)%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)        $   2,281         $   2,623   $   2,768     $   1,390     $   1,519     $   2,041
Ratios (As a percentage of average
  daily net assets):
   Expenses(4)                                        1.80%(5)          1.74%       1.78%         1.89%         1.93%         1.83%
   Expenses after custodian fee reduction(4)          1.80%(5)          1.74%       1.77%         1.86%         1.89%         1.80%
   Net investment income                              2.95%(5)          2.86%       3.17%         3.30%         3.79%         3.89%
Portfolio Turnover of the Portfolio                      6%               28%         12%           19%           17%           13%
----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                      PENNSYLVANIA LIMITED FUND -- CLASS A
                                              ------------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                          YEAR ENDED MARCH 31,
                                              SEPTEMBER 30, 2004   ---------------------------------------------------------------
                                              (UNAUDITED)(1)        2004(1)     2003(1)      2002(1)(2)     2001(1)       2000(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period           $  10.550         $  10.470   $  10.130     $  10.270     $   9.870     $  10.500
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                            $   0.202         $   0.406   $   0.440     $   0.453     $   0.472     $   0.473
Net realized and unrealized gain (loss)             (0.091)            0.084       0.349        (0.130)        0.388        (0.641)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS              $   0.111         $   0.490   $   0.789     $   0.323     $   0.860     $  (0.168)
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                       $  (0.201)        $  (0.410)  $  (0.449)    $  (0.463)    $  (0.460)    $  (0.462)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              $  (0.201)        $  (0.410)  $  (0.449)    $  (0.463)    $  (0.460)    $  (0.462)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                 $  10.460         $  10.550   $  10.470     $  10.130     $  10.270     $   9.870
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                       1.09%             4.72%       7.97%         3.18%         8.94%        (1.57)%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)        $  34,224         $  35,175   $  33,580     $  29,845     $  28,840     $  31,851
Ratios (As a percentage of average
  daily net assets):
   Expenses(4)                                        0.90%(5)          0.85%       0.89%         0.97%         0.99%         0.99%
   Expenses after custodian fee reduction(4)          0.90%(5)          0.85%       0.87%         0.92%         0.96%         0.97%
   Net investment income                              3.88%(5)          3.85%       4.24%         4.41%         4.72%         4.69%
Portfolio Turnover of the Portfolio                      0%                8%          3%           20%            6%           11%
----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.40% to 4.41%. Per-share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                      PENNSYLVANIA LIMITED FUND -- CLASS B
                                              ------------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                          YEAR ENDED MARCH 31,
                                              SEPTEMBER 30, 2004   ---------------------------------------------------------------
                                              (UNAUDITED)(1)        2004(1)     2003(1)      2002(1)(2)     2001(1)       2000(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period           $  10.550         $  10.460   $  10.120     $  10.270     $   9.870     $  10.500
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                            $   0.162         $   0.327   $   0.355     $   0.372     $   0.397     $   0.383
Net realized and unrealized gain (loss)             (0.092)            0.093       0.354        (0.138)        0.384        (0.630)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS              $   0.070         $   0.420   $   0.709     $   0.234     $   0.781     $  (0.247)
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                       $  (0.160)        $  (0.330)  $  (0.369)    $  (0.384)    $  (0.381)    $  (0.383)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              $  (0.160)        $  (0.330)  $  (0.369)    $  (0.384)    $  (0.381)    $  (0.383)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                 $  10.460         $  10.550   $  10.460     $  10.120     $  10.270     $   9.870
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                       0.70%             4.04%       7.14%         2.28%         8.08%        (2.34)%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)        $   9,583         $  10,273   $   9,313     $   2,643     $   2,286     $   2,423
Ratios (As a percentage of average
  daily net assets):
   Expenses(4)                                        1.65%(5)          1.60%       1.64%         1.72%         1.74%         1.74%
   Expenses after custodian fee reduction(4)          1.65%(5)          1.60%       1.62%         1.67%         1.71%         1.72%
   Net investment income                              3.12%(5)          3.10%       3.42%         3.63%         3.96%         3.93%
Portfolio Turnover of the Portfolio                      0%                8%          3%           20%            6%           11%
----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.62% to 3.63%. Per-share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                      PENNSYLVANIA LIMITED FUND -- CLASS C
                                              ------------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                           YEAR ENDED MARCH 31,
                                              SEPTEMBER 30, 2004   ---------------------------------------------------------------
                                              (UNAUDITED)(1)        2004(1)     2003(1)      2002(1)(2)     2001(1)       2000(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period           $  10.000         $   9.910   $   9.590     $   9.720     $   9.340     $   9.930
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                            $   0.155         $   0.308   $   0.339     $   0.354     $   0.376     $   0.376
Net realized and unrealized gain (loss)             (0.095)            0.091       0.330        (0.121)        0.363        (0.605)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS              $   0.060         $   0.399   $   0.669     $   0.233     $   0.739     $  (0.229)
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                       $  (0.150)        $  (0.309)  $  (0.349)    $  (0.363)    $  (0.359)    $  (0.361)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              $  (0.150)        $  (0.309)  $  (0.349)    $  (0.363)    $  (0.359)    $  (0.361)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                 $   9.910         $  10.000   $   9.910     $   9.590     $   9.720     $   9.340
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                       0.63%             4.06%       7.11%         2.40%         8.08%        (2.29)%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)        $  17,636         $  21,398   $  15,188     $   7,262     $   4,413     $   4,221
Ratios (As a percentage of average
  daily net assets):
   Expenses(4)                                        1.65%(5)          1.60%       1.64%         1.72%         1.73%         1.74%
   Expenses after custodian fee reduction(4)          1.65%(5)          1.60%       1.62%         1.67%         1.70%         1.72%
   Net investment income                              3.14%(5)          3.08%       3.44%         3.64%         3.96%         3.95%
Portfolio Turnover of the Portfolio                      0%                8%          3%           20%            6%           11%
----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.63% to 3.64%. Per-share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of September 30, 2004 NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Investment Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of eight Funds, seven of which are included in these financial statements. They include Eaton Vance California Limited Maturity Municipals Fund (California Limited Fund), Eaton Vance Florida Limited Maturity Municipals Fund (Florida Limited Fund), Eaton Vance Massachusetts Limited Maturity Municipals Fund (Massachusetts Limited
   Fund), Eaton Vance New Jersey Limited Maturity Municipals Fund (New Jersey Limited Fund), Eaton Vance New York Limited Maturity Municipals Fund (New York Limited Fund), Eaton Vance Ohio Limited Maturity Municipals Fund (Ohio Limited Fund) and Eaton Vance Pennsylvania Limited Maturity Municipals Fund (Pennsylvania Limited Fund), collectively the "Funds" or individually the "Fund." The Funds may offer three classes of shares: Class A, Class B and Class C. Effective August 1, 2003, California Limited Fund began offering Class C shares although none were issued as of September 30, 2004. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class B shares held longer than (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares. In addition, Class B shares acquired through the reinvestment of distributions will also convert to Class A shares in proportion to shares not acquired through reinvestment. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York trust, having the same investment objective as its corresponding Fund. The California Limited Fund invests its assets in the California Limited Maturity Municipals Portfolio, the Florida Limited Fund invests its assets in the Florida Limited Maturity Municipals Portfolio, the Massachusetts Limited Fund invests its assets in the Massachusetts Limited Maturity Municipals Portfolio, the New Jersey Limited Fund invests its assets in the New Jersey Limited Maturity Municipals Portfolio, the New York Limited Fund invests its assets in the New York Limited Maturity Municipals Portfolio, the Ohio Limited Fund invests its assets in the Ohio Limited Maturity Municipals Portfolio and the Pennsylvania Limited Fund invests its assets in the Pennsylvania Limited Maturity Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (99.9% at September 30, 2004, for each Fund). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

   B INCOME -- The Funds' net investment income consists of the Funds' pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of the Funds'.

   C FEDERAL TAXES -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 2004, the following Funds, for federal income tax purposes, had capital loss carryovers, which will reduce each Fund's taxable income arising from future taxable net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise taxes. A portion of such capital loss carryovers were acquired through a Fund Reorganization and may be subject to certain limitations. The amounts and expiration dates of the capital loss carryovers are as follows:

   FUND                         AMOUNT       EXPIRES
   ------------------------------------------------------------
   California Limited Fund      $  49,293    March 31, 2005
                                   83,841    March 31, 2009
                                  123,502    March 31, 2011
                                   13,351    March 31, 2012

   Florida Limited Fund           133,020    March 31, 2005
                                  355,608    March 31, 2006
                                   80,496    March 31, 2009
                                  200,399    March 31, 2011

   Massachusetts Limited Fund      30,086    March 31, 2005
                                  197,971    March 31, 2006
                                  136,941    March 31, 2009
                                   35,096    March 31, 2010
                                  506,705    March 31, 2011
                                  393,962    March 31, 2012

   New Jersey Limited Fund        213,255    March 31, 2006
                                  374,246    March 31, 2011
                                  298,472    March 31, 2012

   New York Limited Fund           20,866    March 31, 2005
                                  411,305    March 31, 2011
                                  483,774    March 31, 2012

   Ohio Limited Fund               36,233    March 31, 2009
                                   69,085    March 31, 2010
                                  366,442    March 31, 2011
                                   60,692    March 31, 2012

   Pennsylvania Limited Fund       25,743    March 31, 2005
                                  245,499    March 31, 2009
                                   59,482    March 31, 2010
                                  400,339    March 31, 2011
                                  154,413    March 31, 2012

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

   Additionally, at March 31, 2004, California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund, and Pennsylvania Limited Fund had net capital losses of $211,062, $978,478, $867,167, $726,446, $1,518,331, $263,979 and $749,330,
   respectively, attributable to security transactions incurred after October 31, 2003. These are treated as arising on the first day of each Fund's next taxable year.

   D USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   E INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

   F EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   G EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses on the Statement of Operations. There were no credit balances to reduce the Funds' custodian fees for the six months ended September 30, 2004.

   H OTHER -- Investment transactions are accounted for on a trade-date basis.

   I INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to September 30, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  DISTRIBUTIONS TO SHAREHOLDERS

   The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 2005, and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

3  SHARES OF BENEFICIAL INTEREST

   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                               CALIFORNIA LIMITED FUND
                                         -----------------------------------
                                         SIX MONTHS ENDED
                                         SEPTEMBER 30, 2004   YEAR ENDED
   CLASS A                               (UNAUDITED)          MARCH 31, 2004
   -------------------------------------------------------------------------
   Sales                                            478,232        1,413,102
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                  29,653           60,354
   Redemptions                                     (339,131)      (1,223,401)
   Exchange from Class B shares                      44,938           48,849
   -------------------------------------------------------------------------
   NET INCREASE                                     213,692          298,904
   -------------------------------------------------------------------------

                                               CALIFORNIA LIMITED FUND
                                         -----------------------------------
                                         SIX MONTHS ENDED
                                         SEPTEMBER 30, 2004   YEAR ENDED
   CLASS B                               (UNAUDITED)          MARCH 31, 2004
   -------------------------------------------------------------------------
   Sales                                             72,757          228,257
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                   3,235            7,578
   Redemptions                                      (85,521)        (117,647)
   Exchange to Class A shares                       (45,096)         (49,023)
   -------------------------------------------------------------------------
   NET INCREASE (DECREASE)                          (54,625)          69,165
   -------------------------------------------------------------------------

                                                FLORIDA LIMITED FUND
                                         -----------------------------------
                                         SIX MONTHS ENDED
                                         SEPTEMBER 30, 2004   YEAR ENDED
   CLASS A                               (UNAUDITED)          MARCH 31, 2004
   -------------------------------------------------------------------------
   Sales                                            419,010        1,032,762
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                  31,454           69,944
   Redemptions                                     (451,015)      (1,351,611)
   Exchange from Class B shares                      21,584           54,947
   -------------------------------------------------------------------------
   NET INCREASE (DECREASE)                           21,033         (193,958)
   -------------------------------------------------------------------------

                                                FLORIDA LIMITED FUND
                                         -----------------------------------
                                         SIX MONTHS ENDED
                                         SEPTEMBER 30, 2004   YEAR ENDED
   CLASS B                               (UNAUDITED)          MARCH 31, 2004
   -------------------------------------------------------------------------
   Sales                                             89,976          331,409
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                   5,757           11,555
   Redemptions                                      (78,974)        (220,629)
   Exchange to Class A shares                       (21,596)         (54,974)
   -------------------------------------------------------------------------
   NET INCREASE (DECREASE)                           (4,837)          67,361
   -------------------------------------------------------------------------

                                                FLORIDA LIMITED FUND
                                         -----------------------------------
                                         SIX MONTHS ENDED
                                         SEPTEMBER 30, 2004   YEAR ENDED
   CLASS C                               (UNAUDITED)          MARCH 31, 2004
   -------------------------------------------------------------------------
   Sales                                            158,436          932,957
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                   7,868           15,784
   Redemptions                                     (322,206)        (311,781)
   -------------------------------------------------------------------------
   NET INCREASE (DECREASE)                         (155,902)         636,960
   -------------------------------------------------------------------------

                                             MASSACHUSETTS LIMITED FUND
                                         -----------------------------------
                                         SIX MONTHS ENDED
                                         SEPTEMBER 30, 2004   YEAR ENDED
   CLASS A                               (UNAUDITED)          MARCH 31, 2004
   -------------------------------------------------------------------------
   Sales                                            141,785          573,738
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                  48,345           99,995
   Redemptions                                     (385,816)        (753,152)
   Exchange from Class B shares                      56,589           95,549
   -------------------------------------------------------------------------
   NET INCREASE (DECREASE)                         (139,097)          16,130
   -------------------------------------------------------------------------

                                             MASSACHUSETTS LIMITED FUND
                                         -----------------------------------
                                         SIX MONTHS ENDED
                                         SEPTEMBER 30, 2004   YEAR ENDED
   CLASS B                               (UNAUDITED)          MARCH 31, 2004
   -------------------------------------------------------------------------
   Sales                                            117,603          353,504
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                   8,710           17,169
   Redemptions                                      (63,260)        (114,902)
   Exchange to Class A shares                       (56,664)         (95,628)
   -------------------------------------------------------------------------
   NET INCREASE                                       6,389          160,143
   -------------------------------------------------------------------------

                                             MASSACHUSETTS LIMITED FUND
                                         -----------------------------------
                                         SIX MONTHS ENDED
                                         SEPTEMBER 30, 2004   YEAR ENDED
   CLASS C                               (UNAUDITED)          MARCH 31, 2004
   -------------------------------------------------------------------------
   Sales                                            351,842        1,782,827
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                  23,299           41,674
   Redemptions                                     (280,335)        (532,424)
   -------------------------------------------------------------------------
   NET INCREASE                                      94,806        1,292,077
   -------------------------------------------------------------------------

                                               NEW JERSEY LIMITED FUND
                                         -----------------------------------
                                         SIX MONTHS ENDED
                                         SEPTEMBER 30, 2004   YEAR ENDED
   CLASS A                               (UNAUDITED)          MARCH 31, 2004
   -------------------------------------------------------------------------
   Sales                                            229,788          990,208
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                  55,000          103,903
   Redemptions                                     (458,559)        (505,898)
   Exchange from Class B shares                      21,541           28,961
   -------------------------------------------------------------------------
   NET INCREASE (DECREASE)                         (152,230)         617,174
   -------------------------------------------------------------------------

                                               NEW JERSEY LIMITED FUND
                                         -----------------------------------
                                         SIX MONTHS ENDED
                                         SEPTEMBER 30, 2004   YEAR ENDED
   CLASS B                               (UNAUDITED)          MARCH 31, 2004
   -------------------------------------------------------------------------
   Sales                                             60,622          433,061
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                   6,926           12,978
   Redemptions                                     (128,111)        (217,732)
   Exchange to Class A shares                       (21,540)         (28,977)
   -------------------------------------------------------------------------
   NET INCREASE (DECREASE)                          (82,103)         199,330
   -------------------------------------------------------------------------

                                                NEW YORK LIMITED FUND
                                         -----------------------------------
                                         SIX MONTHS ENDED
                                         SEPTEMBER 30, 2004   YEAR ENDED
   CLASS A                               (UNAUDITED)          MARCH 31, 2004
   -------------------------------------------------------------------------
   Sales                                            878,628        1,487,750
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                  74,766          137,754
   Redemptions                                   (1,090,224)      (1,155,895)
   Exchange from Class B shares                      88,409          134,497
   -------------------------------------------------------------------------
   NET INCREASE (DECREASE)                          (48,421)         604,106
   -------------------------------------------------------------------------

                                                NEW YORK LIMITED FUND
                                         -----------------------------------
                                         SIX MONTHS ENDED
                                         SEPTEMBER 30, 2004   YEAR ENDED
   CLASS B                               (UNAUDITED)          MARCH 31, 2004
   -------------------------------------------------------------------------
   Sales                                             79,237          562,112
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                  11,138           24,360
   Redemptions                                     (141,060)        (354,414)
   Exchange to Class A shares                       (88,482)        (134,643)
   -------------------------------------------------------------------------
   NET INCREASE (DECREASE)                         (139,167)          97,415
   -------------------------------------------------------------------------

                                                NEW YORK LIMITED FUND
                                         -----------------------------------
                                         SIX MONTHS ENDED
                                         SEPTEMBER 30, 2004   YEAR ENDED
   CLASS C                               (UNAUDITED)          MARCH 31, 2004
   -------------------------------------------------------------------------
   Sales                                            359,890        2,257,951
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                  31,145           58,361
   Redemptions                                     (634,508)        (897,570)
   -------------------------------------------------------------------------
   NET INCREASE (DECREASE)                         (243,473)       1,418,742
   -------------------------------------------------------------------------

                                                  OHIO LIMITED FUND
                                         -----------------------------------
                                         SIX MONTHS ENDED
                                         SEPTEMBER 30, 2004   YEAR ENDED
   CLASS A                               (UNAUDITED)          MARCH 31, 2004
   -------------------------------------------------------------------------
   Sales                                             66,906          732,892
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                  19,443           37,817
   Redemptions                                     (360,020)        (612,358)
   Exchange from Class B shares                         617           49,059
   -------------------------------------------------------------------------
   NET INCREASE (DECREASE)                         (273,054)         207,410
   -------------------------------------------------------------------------

                                                  OHIO LIMITED FUND
                                         -----------------------------------
                                         SIX MONTHS ENDED
                                         SEPTEMBER 30, 2004   YEAR ENDED
   CLASS B                               (UNAUDITED)          MARCH 31, 2004
   -------------------------------------------------------------------------
   Sales                                             14,805          127,255
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                   1,662            2,627
   Redemptions                                      (47,850)         (95,315)
   Exchange to Class A shares                          (618)         (49,092)
   -------------------------------------------------------------------------
   NET DECREASE                                     (32,001)         (14,525)
   -------------------------------------------------------------------------

                                              PENNSYLVANIA LIMITED FUND
                                         -----------------------------------
                                         SIX MONTHS ENDED
                                         SEPTEMBER 30, 2004   YEAR ENDED
   CLASS A                               (UNAUDITED)          MARCH 31, 2004
   -------------------------------------------------------------------------
   Sales                                            142,546          728,993
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                  34,618           69,044
   Redemptions                                     (266,341)        (721,219)
   Exchange from Class B shares                      27,570           48,404
   -------------------------------------------------------------------------
   NET INCREASE (DECREASE)                          (61,607)         125,222
   -------------------------------------------------------------------------

                                              PENNSYLVANIA LIMITED FUND
                                         -----------------------------------
                                         SIX MONTHS ENDED
                                         SEPTEMBER 30, 2004   YEAR ENDED
   CLASS B                               (UNAUDITED)          MARCH 31, 2004
   -------------------------------------------------------------------------
   Sales                                             77,140          334,775
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                   7,865           17,677
   Redemptions                                     (114,909)        (220,439)
   Exchange to Class A shares                       (27,568)         (48,412)
   -------------------------------------------------------------------------
   NET INCREASE (DECREASE)                          (57,472)          83,601
   -------------------------------------------------------------------------

                                              PENNSYLVANIA LIMITED FUND
                                         -----------------------------------
                                         SIX MONTHS ENDED
                                         SEPTEMBER 30, 2004   YEAR ENDED
   CLASS C                               (UNAUDITED)          MARCH 31, 2004
   -------------------------------------------------------------------------
   Sales                                            122,288          915,326
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                  12,493           30,286
   Redemptions                                     (496,138)        (337,420)
   -------------------------------------------------------------------------
   NET INCREASE (DECREASE)                         (361,357)         608,192
   -------------------------------------------------------------------------

4  TRANSACTIONS WITH AFFILIATES

   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended September 30, 2004, EVM earned $434, $961, $1,526, $1,131, $2,316, $401 and $1,489 in
   sub-transfer agent fees from California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund, respectively. Certain of the officers and Trustees of the Funds and Portfolios are officers of the above organizations. The Funds were informed that Eaton Vance Distributors, Inc.
   (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $1,581, $1,809, $1,676, $2,045, $4,307, $1,239 and $1,615 as its portion of the sales charge on sales of Class A shares from California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund, respectively, for the six months ended September 30, 2004.

5  DISTRIBUTION AND SERVICE PLANS

   Each Fund has in effect distribution plans for Class B (Class B Plan) and Class C (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Plans require the Class B and

   Class C shares to pay EVD amounts equal to 1/365 of 0.75% of each Fund's daily net assets attributable to Class B and Class C, for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% (3-1/2% for Ohio Limited Fund) of the aggregate amount received by the Fund for Class B shares sold and 6.25% of Class C sales of the amount received by the Fund for each share sold and, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund's Class B and Class C shares and, accordingly, reduces each Fund's Class B and Class C net assets. For the six months ended September 30, 2004, the California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund, and Pennsylvania Limited Fund paid or accrued $20,295, $32,925, $40,237, $35,485, $52,952, $9,204, and
   $36,984, respectively, for Class B shares, and Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund paid or accrued $67,263, $103,178, $150,976, and $68,647, respectively, for Class C shares, to or payable to EVD representing 0.75% (annualized) of each Fund's Class B and Class C average daily net assets. At September 30, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Plans for California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund were approximately $453,000, $876,000, $575,000, $566,000, $802,000, $669,000 and $423,000, respectively for Class B shares, and for Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund the amount of Uncovered Distribution Charges of EVD were approximately $7,139,000, $3,552,000, $4,394,000 and $4,252,000, respectively for Class C shares.

   The Plans authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets for any fiscal year. The Trustees approved service fee payments equal to 0.15% per annum of each Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or maintenance of shareholder accounts. Service fees paid to EVD and investment dealers are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding uncovered distribution charges of EVD. For the six months ended September 30, 2004, the California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund paid or accrued service fees to or payable to EVD in the amount of $22,139, $32,325, $34,530, $32,913, $48,743, $14,018, and $25,417, respectively, for
   Class A shares, and $4,059, $6,585, $8,047, $7,097, $10,590, $1,841, and
   $7,397, respectively, for Class B shares. For the six months ended September 30, 2004, Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund paid or accrued service fees to or payable to EVD in the amount of $13,453, $20,635, $30,195 and $13,729, respectively, for Class C shares.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B and Class C shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase declining half a percentage point the second and third year and one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the six months ended September 30, 2004, EVD received approximately $22,000, $7,000, $5,000, $7,000, $15,000, $11,000 and
   $10,000, respectively, for Class B shares, of CDSC paid by shareholders of California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund,

   Ohio Limited Fund and Pennsylvania Limited Fund, and CDSC paid by shareholders of the Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund were approximately $6,000, $2,000, $5,000 and $5,000, respectively, for Class C shares.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in each Fund's investment in its corresponding Portfolio for the six months ended September 30, 2004 were as follows:

   CALIFORNIA LIMITED FUND

   Increases                                  $   5,742,880
   Decreases                                      5,002,228

   FLORIDA LIMITED FUND

   Increases                                  $   6,939,854
   Decreases                                      9,473,189

   MASSACHUSETTS LIMITED FUND

   Increases                                  $   5,426,251
   Decreases                                      8,056,134

   NEW JERSEY LIMITED FUND

   Increases                                  $   3,008,771
   Decreases                                      6,248,235

   NEW YORK LIMITED FUND

   Increases                                  $  13,940,469
   Decreases                                     20,713,768

   OHIO LIMITED FUND

   Increases                                  $     789,564
   Decreases                                      4,190,019

   PENNSYLVANIA LIMITED FUND

   Increases                                  $   3,479,812
   Decreases                                      9,504,786

CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 2004 PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 97.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
---------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.7%

$            250   California Department of Water Resource Power Supply,
                   5.125%, 5/1/18                                                           $     267,725
---------------------------------------------------------------------------------------------------------
                                                                                            $     267,725
---------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 1.6%

$            520   California Statewide Communities Development Authority,
                   (San Gabriel Valley), Escrowed to Maturity,
                   5.50%, 9/1/14                                                            $     593,398
---------------------------------------------------------------------------------------------------------
                                                                                            $     593,398
---------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 5.2%

$            400   California, 5.25%, 2/1/14                                                $     443,952
           1,000   California, 5.25%, 11/1/16                                                   1,105,240
             350   Santa Clara Unified School District, 5.25%, 7/1/15                             385,241
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,934,433
---------------------------------------------------------------------------------------------------------

HOSPITAL -- 3.0%

$            180   Eastern Plumas Health Care District, 7.50%, 8/1/07                       $     184,104
             200   San Benito Health Care District, 5.375%, 10/1/12                               207,202
             400   Stockton Health Facilities, (Dameron Hospital),
                   5.70%, 12/1/14                                                                 420,928
             300   Torrance Hospital, (Torrance Memorial Medical Center),
                   5.40%, 6/1/15                                                                  324,006
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,136,240
---------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 0.5%

$            200   California Pollution Control Financing Authority,
                   (Browning Ferris Industries), (AMT), 5.80%, 12/1/16                      $     189,778
---------------------------------------------------------------------------------------------------------
                                                                                            $     189,778
---------------------------------------------------------------------------------------------------------

INSURED-BOND BANK -- 0.9%

$            310   Puerto Rico Municipal Finance Agency, (FSA),
                   5.25%, 8/1/21                                                            $     341,127
---------------------------------------------------------------------------------------------------------
                                                                                            $     341,127
---------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 2.9%

$            475   California Educational Facilities Authority,
                   (San Diego University), (AMBAC), 0.00%, 10/1/15                          $     297,602
             500   California Educational Facilities Authority,
                   (Santa Clara University), (MBIA), 5.00%, 2/1/19                                531,655
             210   California University Foundation Revenue,
                   (Sacramento Auxiliary), (MBIA), 5.50%, 10/1/20                                 236,395
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,065,652
---------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 4.6%

$          1,000   California Pollution Control Financing Authority,
                   (San Diego Gas and Electric), (MBIA),
                   5.90%, 6/1/14(1)                                                         $   1,181,960
             500   California Pollution Control Financing Authority, PCR,
                   (Pacific Gas and Electric), (MBIA), (AMT),
                   5.35%, 12/1/16                                                                 541,995
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,723,955
---------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 34.0%

$            400   Barstow Unified School District, (FGIC), 5.25%, 8/1/18                   $     442,080
           1,000   Burbank Unified School District, (FGIC), 0.00%, 8/1/12                         741,800
           1,000   California Economic Recovery, (FGIC), 5.25%, 7/1/14                          1,138,170
           1,080   Fillmore Unified School District, (FGIC), 0.00%, 7/1/15                        683,878
             760   Fresno Unified School District, (MBIA), 5.80%, 2/1/16                          902,059
             200   Jurupa Unified School District, (FGIC), 5.50%, 8/1/19                          221,390
             750   Los Angeles Unified School District, (Election of 1997),
                   (MBIA), 5.125%, 7/1/21                                                         799,800
             500   North Orange County Community College District,
                   (MBIA), 5.25%, 8/1/14                                                          562,530
             500   Oak Grove School District, (Election of 1995), (FGIC),
                   5.00%, 8/1/16                                                                  542,375
           1,000   Redwood City Elementary School District, (FGIC),
                   5.00%, 8/1/15                                                                1,118,460
             500   San Diego Unified School District, (FSA), 5.00%, 7/1/20                        533,355
           1,000   San Diego Unified School District, (MBIA), 5.00%, 7/1/17                     1,116,580
             200   San Jose Unified School District, (FSA), 5.375%, 8/1/19                        219,520
           1,000   San Juan Unified School District, (FSA), 0.00%, 8/1/17                         562,360
           1,205   Tahoe Truckee Unified School District, (MBIA),
                   5.50%, 8/1/19                                                                1,407,922
             705   Ukiah Unified School District, (FGIC), 0.00%, 8/1/10                           577,254
           1,000   Walnut Valley Unified School District, (FGIC),
                   5.25%, 8/1/18                                                                1,105,940
---------------------------------------------------------------------------------------------------------
                                                                                            $  12,675,473
---------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 1.2%

$            400   California Statewide Communities Development Authority,
                   (Sutter Health), (FSA), 6.00%, 8/15/13                                   $     455,848
---------------------------------------------------------------------------------------------------------
                                                                                            $     455,848
---------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 6.4%

$          2,000   Anaheim Public Financing Authority, (Public Improvements),
                   (FSA), 0.00%, 9/1/19                                                     $     982,000
             750   California Public Works, (UCLA Replacement Hospital),
                   (FSA), 5.375%, 10/1/16                                                         834,960

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
---------------------------------------------------------------------------------------------------------
INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION (CONTINUED)
$            505   California State Public Works Board, (Department of
                   Corrections), (AMBAC), 5.25%, 12/1/13                                    $     573,700
---------------------------------------------------------------------------------------------------------
                                                                                            $   2,390,660
---------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 10.7%

$            600   Burbank Public Financing Authority, (Golden State
                   Redevelopment), (AMBAC), 5.25%, 12/1/22                                  $     647,262
           1,000   Garden Grove Community Development (Tax Allocation),
                   (AMBAC), 5.25%, 10/1/16                                                      1,111,700
             500   Napa County Flood Protection and Watershed
                   Improvements Authority, (FGIC), 5.00%, 6/15/18                                 536,495
           1,000   San Mateo County Transportation District, (MBIA),
                   5.25%, 6/1/17                                                                1,143,060
             500   Seaside Redevelopment Agency, (MBIA),
                   5.00%, 8/1/15                                                                  546,420
---------------------------------------------------------------------------------------------------------
                                                                                            $   3,984,937
---------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 5.9%

$            225   Puerto Rico Commonwealth Highway and Transportation
                   Authority, (FSA), 5.50%, 7/1/15                                          $     263,371
           1,000   Puerto Rico Commonwealth Highway and Transportation
                   Authority, (FSA), 5.50%, 7/1/17                                              1,173,260
           1,000   San Joaquin Hills, Transportation Corridor Agency
                   Bridge & Toll Road, (MBIA), 0.00%, 1/15/12                                     757,410
---------------------------------------------------------------------------------------------------------
                                                                                            $   2,194,041
---------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 5.9%

$          1,000   California Department of Water Resources, (FGIC),
                   5.50%, 12/1/17                                                           $   1,170,840
             200   Sacramento County, Sanitation District Financing
                   Authority, (County Sanitation District No. 1), (AMBAC),
                   5.50%, 12/1/18                                                                 224,918
             250   Sacramento County, Sanitation Financing Authority,
                   (AMBAC), 5.50%, 12/1/19                                                        291,235
             500   Sunnyvale Financing Authority Water and Wastewater,
                   (AMBAC), 5.00%, 10/1/22                                                        521,125
---------------------------------------------------------------------------------------------------------
                                                                                            $   2,208,118
---------------------------------------------------------------------------------------------------------

OTHER REVENUE -- 0.8%

$            300   California Statewide Communities Development Authority,
                   (East Valley Tourist Development Authority), 8.25%, 10/1/14              $     306,750
---------------------------------------------------------------------------------------------------------
                                                                                            $     306,750
---------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 0.7%

$            250   ABAG Finance Authority, (American Baptist Homes),
                   5.75%, 10/1/17                                                           $     249,592
---------------------------------------------------------------------------------------------------------
                                                                                            $     249,592
---------------------------------------------------------------------------------------------------------

SOLID WASTE -- 1.0%

$            350   Napa-Vallejo Waste Management Authority,
                   (Solid Waste Transfer Facilities), (AMT),
                   5.10%, 2/15/14                                                           $     356,293
---------------------------------------------------------------------------------------------------------
                                                                                            $     356,293
---------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 9.2%

$            300   Alameda Public Financing Authority, 5.45%, 9/2/14                        $     307,632
             250   Brentwood Infrastructure Financing Authority,
                   5.625%, 9/2/15                                                                 257,595
             200   Capistrano Unified School District, 5.65%, 9/1/15                              211,116
             195   Corona Public Financing Authority, 5.70%, 9/1/13                               195,872
             200   Fontana Redevelopment Agency, (Jurupa Hills),
                   5.50%, 10/1/17                                                                 213,480
              40   Moreno Valley Unified School District, (Community
                   District No. 2003-2), 5.20%, 9/1/17                                             40,548
              80   Moreno Valley Unified School District, (Community
                   District No. 2003-2), 5.25%, 9/1/18                                             80,851
             160   Murrueta Valley Unified School District, 5.70%, 9/1/17                         167,941
             390   Pomona Redevelopment Agency, (West Holt Avenue
                   Redevelopment), 5.50%, 5/1/13                                                  423,844
             295   Rancho Cucamonga Public Finance Authority,
                   5.75%, 9/2/12                                                                  316,851
             300   Roseville Special Tax, 6.00%, 9/1/11                                           333,933
             200   Santa Margarita Water District, 6.10%, 9/1/14                                  214,412
             200   Santaluz Community Facility District No. 2,
                   5.80%, 9/1/14                                                                  206,424
             200   Torrance Redevelopment Agency, 5.50%, 9/1/12                                   211,614
             250   Whittier Public Financing Authority, (Greenleaf Avenue
                   Redevelopment), 5.50%, 11/1/16                                                 265,008
---------------------------------------------------------------------------------------------------------
                                                                                            $   3,447,121
---------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 0.8%

$            290   Port Redwood City, (AMT), 5.40%, 6/1/19                                  $     302,415
---------------------------------------------------------------------------------------------------------
                                                                                            $     302,415
---------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
---------------------------------------------------------------------------------------------------------
WATER AND SEWER -- 1.4%

$            500   Metropolitan Water District, (Southern California
                   Waterworks), 4.75%, 7/1/22                                               $     508,650
---------------------------------------------------------------------------------------------------------
                                                                                            $     508,650
---------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 97.4%
   (IDENTIFIED COST $34,586,566)                                                            $  36,332,206
---------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.6%                                                      $     971,476
---------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                        $  37,303,682
---------------------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2004, 74.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 10.1% to 26.8% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 2004 PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 97.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
---------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.5%

$          1,000   Jacksonville Electric Authority, (St. Johns River Power Park),
                   5.375%, 10/1/16                                                          $   1,054,420
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,054,420
---------------------------------------------------------------------------------------------------------

HOSPITAL -- 2.2%

$          1,000   Highlands County Health Facilities Authority,
                   (Adventist Health System), 5.25%, 11/15/20                               $   1,026,670
             500   West Orange Healthcare District, 5.50%, 2/1/10                                 553,315
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,579,985
---------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 0.8%

$            500   Polk County IDA, (Cargill Fertilizer), (AMT),
                   5.50%, 11/1/09                                                           $     546,715
---------------------------------------------------------------------------------------------------------
                                                                                            $     546,715
---------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 7.1%

$          1,000   Brevard County Utility Revenue, (FGIC), 5.25%, 3/1/13                    $   1,118,720
           2,000   Escambia County Utilities Authority, (FGIC),
                   0.00%, 1/1/15                                                                1,304,060
           1,000   Manatee County, Public Utilities, (MBIA),
                   6.75%, 10/1/04                                                               1,000,140
           1,450   Puerto Rico Electric Power Authority, (XLCA),
                   5.375%, 7/1/18                                                               1,676,736
---------------------------------------------------------------------------------------------------------
                                                                                            $   5,099,656
---------------------------------------------------------------------------------------------------------

INSURED-ESCROWED/PREREFUNDED -- 2.1%

$            750   Palm Beach County Public Improvements,
                   (Convention Center), (FGIC), Prerefunded to 1/01/11,
                   5.625%, 11/1/15                                                          $     865,605
           1,000   Port Saint Lucie Utility, (MBIA), Escrowed to Maturity,
                   0.00%, 9/1/15                                                                  632,120
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,497,725
---------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 12.5%

$          1,750   Dade County Local School District, (MBIA),
                   5.00%, 2/15/15                                                           $   1,853,162
             500   Miami, (Homeland Defense), (MBIA), 0.00%, 1/1/12                               378,515
           1,000   Miami, (MBIA), 5.375%, 9/1/15                                                1,116,590
             750   Miami-Dade County General Obligation, (Fire and Rescue
                   Service District), (AMBAC), 5.25%, 4/1/17                                      821,700
           1,000   Miami-Dade County School District, (FSA),
                   5.375%, 8/1/15                                                               1,153,680
$            750   New York, NY, (FGIC), 5.50%, 6/1/12                                      $     857,955
           1,500   Reedy Creek Improvements District, (AMBAC),
                   5.375%, 6/1/15                                                               1,675,380
           1,000   Reedy Creek Improvements District, (MBIA),
                   5.00%, 6/1/17                                                                1,092,880
---------------------------------------------------------------------------------------------------------
                                                                                            $   8,949,862
---------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 3.5%

$            750   Miami-Dade County, Health Facilities Authority,
                   (Miami Children's Hospital), (AMBAC),
                   5.625%, 8/15/16                                                          $     841,028
           1,000   Saint Petersburg Health Facilities Authority,
                   (All Children's Hospital), (AMBAC), 5.50%, 11/12/17                          1,109,350
             500   Sarasota County Public Hospital, (MBIA), 5.25%, 7/1/18                         562,480
---------------------------------------------------------------------------------------------------------
                                                                                            $   2,512,858
---------------------------------------------------------------------------------------------------------

INSURED-HOUSING -- 2.1%

$            725   Florida Housing Finance Authority, (Leigh Meadows
                   Apartments), (AMBAC), 5.85%, 9/1/10                                      $     760,380
             675   Florida Housing Finance Authority, (Stottert Arms
                   Apartments), (AMBAC), 5.90%, 9/1/10                                            708,480
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,468,860
---------------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 5.4%

$            500   Florida Board of Education Lottery Revenue, (FGIC),
                   5.00%, 7/1/20                                                            $     530,450
           1,100   Florida Board of Education Lottery Revenue, (FGIC),
                   5.25%, 7/1/20                                                                1,179,024
           1,500   Jacksonville Entitlement Revenue, (Public Improvements),
                   (FGIC), 5.00%, 10/1/21                                                       1,586,595
             500   Saint Johns County IDA, (Professional Golf Hall of Fame),
                   (MBIA), 5.00%, 9/1/20                                                          529,630
---------------------------------------------------------------------------------------------------------
                                                                                            $   3,825,699
---------------------------------------------------------------------------------------------------------

INSURED-SOLID WASTE -- 3.5%

$          1,750   Dade County, Resource Recovery Facilities, (AMBAC),
                   (AMT), 5.30%, 10/1/07                                                    $   1,877,540
           1,100   Palm Beach Solid Waste Authority, (AMBAC),
                   0.00%, 10/1/16                                                                 653,554
---------------------------------------------------------------------------------------------------------
                                                                                            $   2,531,094
---------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 10.9%

$             95   Cape Coral, Water and Sewer, (FSA), 4.80%, 7/1/09                        $     103,684
           1,755   Julington Creek Plantation Community Development District,
                   (MBIA), 4.75%, 5/1/19                                                        1,825,849

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
---------------------------------------------------------------------------------------------------------
INSURED-SPECIAL TAX REVENUE (CONTINUED)

$          2,000   Miami-Dade County Professional Sports Franchise
                   Facilities, (MBIA), 0.00%, 10/1/13                                       $   1,400,780
             330   Miami-Dade County, (MBIA), 0.00%, 10/1/08                                      294,716
           1,760   Osceola County Sales Tax, (FSA), 5.00%, 4/1/19                               1,874,224
             770   Seminole County Sales Tax, (FGIC), 5.375%, 10/1/19                             846,130
             595   St. Cloud, Sales Tax, (FGIC), 5.00%, 9/1/18                                    636,204
             250   St. Cloud, Sales Tax, (FGIC), 5.00%, 9/1/19                                    265,988
             500   Tamarac, Sales Tax, (FGIC), 5.00%, 4/1/18                                      534,975
---------------------------------------------------------------------------------------------------------
                                                                                            $   7,782,550
---------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 9.0%

$          1,000   Broward County Airport System, (MBIA),
                   5.375%, 10/1/13                                                          $   1,071,580
           1,000   Canaveral Port Authority Improvements, (FGIC),
                   5.00%, 6/1/19                                                                1,065,770
           1,750   Dade County, Seaport, (MBIA), 5.125%, 10/1/16(1)                             1,874,215
           1,080   Lee County Transportation Facility, (AMBAC),
                   5.50%, 10/1/16                                                               1,217,408
           1,000   Puerto Rico Highway and Transportation Authority,
                   (MBIA), 5.50%, 7/1/15                                                        1,170,540
---------------------------------------------------------------------------------------------------------
                                                                                            $   6,399,513
---------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 21.6%

$          2,260   Boynton Beach Utility System, (FGIC), 5.50%, 11/1/17                     $   2,646,799
           1,750   Dade County, Water and Sewer System, (FGIC),
                   5.25%, 10/1/11                                                               1,928,675
             500   Dade County, Water and Sewer System, (FGIC),
                   5.25%, 10/1/21                                                                 536,570
             750   Hillsborough County, Capacity Assessment, (FSA),
                   5.125%, 3/1/20                                                                 798,968
           1,500   Marco Island Utility System, (MBIA), 5.25%, 10/1/16                          1,676,040
           2,000   Seacoast Utilities Authority Water and Sewer, (FGIC),
                   5.50%, 3/1/16                                                                2,325,660
           1,320   Sebring Water and Wastewater, (FGIC), 5.25%, 1/1/15                          1,469,754
           1,000   Sunrise Utilities Systems, (AMBAC), 5.20%, 10/1/22                           1,111,900
           1,000   Sunrise Utilities Systems, (AMBAC), 5.50%, 10/1/18                           1,159,980
           1,000   Tallahassee, Consolidated Utilities System, (FGIC),
                   5.50%, 10/1/18                                                               1,170,790
             500   Tallahassee, Consolidated Utilities System, (FGIC),
                   5.50%, 10/1/19                                                                 584,925
---------------------------------------------------------------------------------------------------------
                                                                                            $  15,410,061
---------------------------------------------------------------------------------------------------------

NURSING HOME -- 1.3%

$            600   Okaloosa County, Retirement Rental Housing,
                   (Encore Retirement Partners), 6.125%, 2/1/14                             $     538,182
$            435   Orange County, Health Facilities Authority,
                   (Westminister Community Care Services),
                   6.50%, 4/1/12                                                            $     406,368
---------------------------------------------------------------------------------------------------------
                                                                                            $     944,550
---------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 1.5%

$            250   Lee County IDA, (Shell Point Village), 5.50%, 11/15/21                   $     251,813
             250   Lee County IDA, (Shell Point Village), 5.75%, 11/15/14                         262,043
             595   North Miami HFA, (Imperial Club), 6.75%, 1/1/33                                547,257
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,061,113
---------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 6.9%

$            500   Concorde Estates Community Development District, FL,
                   Capital Improvements, 5.00%, 5/1/11                                      $     501,955
             300   Fishhawk Community Development District II,
                   5.00%, 11/1/07                                                                 302,769
             400   Fishhawk Community Development District II ,
                   5.125%, 11/1/09                                                                405,264
              15   Fleming Island Plantation Community Development
                   District, 6.30%, 2/1/05                                                         15,020
             485   Gateway Services Community Development District,
                   (Stoneybrook), 5.50%, 7/1/08                                                   494,210
             400   Heritage Harbour South Community Development District,
                   (Capital Improvements), 5.25%, 11/1/08                                         402,724
             210   Heritage Harbour South Community Development District,
                   (Capital Improvements), 5.40%, 11/1/08                                         212,041
             130   Heritage Palms Community Development District,
                   Capital Improvements, 6.25%, 11/1/04                                           130,021
             220   Longleaf Community Development District,
                   6.20%, 5/1/09                                                                  213,246
             355   North Springs, Improvement District, (Heron Bay),
                   7.00%, 5/1/19                                                                  370,549
           1,000   Orlando Capital Improvements, 5.00%, 10/1/18                                 1,069,700
             650   Sterling Hill Community Development District,
                   Capital Improvements, 5.50%, 11/1/10                                           660,875
             115   Stoneybrook West Community Development District,
                   6.45%, 5/1/10                                                                  116,901
              55   Waterlefe Community Development District,
                   Capital Improvements, 6.25%, 5/1/10                                             55,547
---------------------------------------------------------------------------------------------------------
                                                                                            $   4,950,822
---------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 2.0%

$          1,340   Florida Turnpike Authority, 5.25%, 7/1/21                                $   1,432,688
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,432,688
---------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
---------------------------------------------------------------------------------------------------------
UTILITIES -- 3.2%

$            240   Orlando Utilities Commission Water and Electric,
                   5.00%, 10/1/18                                                           $     259,154
             750   Orlando Utilities Commission Water and Electric,
                   5.00%, 10/1/22                                                                 788,085
           1,100   Orlando Water and Electric Utilities Commission,
                   5.25%, 10/1/20                                                               1,202,729
---------------------------------------------------------------------------------------------------------
                                                                                            $   2,249,968
---------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 97.1%
   (IDENTIFIED COST $65,728,947)                                                            $  69,298,139
---------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.9%                                                      $   2,084,494
---------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                        $  71,382,633
---------------------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2004, 80.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 31.0% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 2004 PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 97.3%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
---------------------------------------------------------------------------------------------------------
EDUCATION -- 14.0%

$            580   Massachusetts Development Finance Agency,
                   (Massachusetts College of Pharmacy), 5.00%, 7/1/11                       $     614,870
           1,000   Massachusetts Development Finance Agency,
                   (Milton Academy), 5.00%, 9/1/19                                              1,086,560
             400   Massachusetts Development Finance Agency,
                   (Xaverian Brothers High School), 5.55%, 7/1/19                                 418,204
           1,000   Massachusetts HEFA, (Boston College), 5.00%, 6/1/11                          1,102,680
           1,305   Massachusetts HEFA, (Boston College), 5.25%, 6/1/20                          1,411,018
           1,000   Massachusetts HEFA, (Boston College), 5.375%, 6/1/14                         1,136,900
           1,000   Massachusetts HEFA, (Harvard University),
                   5.00%, 7/15/22                                                               1,055,010
           1,000   Massachusetts HEFA, (Massachusetts Institute of
                   Technology), 5.375%, 7/1/17                                                  1,160,710
             750   Massachusetts HEFA, (Tufts University), 5.50%, 8/15/15                         871,027
           1,125   Massachusetts IFA, (Babson College), 5.375%, 10/1/17                         1,185,052
             500   Massachusetts IFA, (Belmont Hill School), 5.15%, 9/1/13                        527,450
             750   Massachusetts IFA, (St. Johns High School, Inc.),
                   5.70%, 6/1/18                                                                  785,827
             500   Massachusetts IFA, (Wentworth Institute of Technology),
                   5.55%, 10/1/13                                                                 535,205
---------------------------------------------------------------------------------------------------------
                                                                                            $  11,890,513
---------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 0.6%

$            500   Massachusetts Development Finance Agency,
                   (Devens Electric System), 5.75%, 12/1/20                                 $     537,155
---------------------------------------------------------------------------------------------------------
                                                                                            $     537,155
---------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 9.1%

$            500   Massachusetts HEFA, (Dana Farber Cancer Institute).
                   Escrowed to Maturity, 6.50%, 12/1/05                                     $     527,810
             485   Massachusetts IFA, (Dana Hall), Prerefunded to 7/01/07,
                   5.90%, 7/1/27                                                                  541,444
           1,030   Massachusetts IFA, (Park School), Prerefunded to 9/1/06,
                   5.50%, 9/1/16                                                                1,095,014
           1,000   Massachusetts Turnpike Authority, Escrowed to Maturity,
                   5.00%, 1/1/13                                                                1,095,020
           2,000   Massachusetts Turnpike Authority, Escrowed to Maturity,
                   5.00%, 1/1/20(1)                                                             2,208,740
             680   Massachusetts Water Pollution Abatement Trust,
                   Escrowed to Maturity, 5.25%, 8/1/14                                            767,944
           1,000   Massachusetts, Prerefunded to 11/1/06,
                   5.00%, 11/1/14                                                               1,071,530
             400   Rail Connections, Inc., (Rte. 128 Parking Garage),
                   Escrowed to Maturity, 5.30%, 7/1/09                                            446,932
---------------------------------------------------------------------------------------------------------
                                                                                            $   7,754,434
---------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 6.5%

$          1,000   Boston, 5.00%, 2/1/18                                                    $   1,078,989
             500   Burlington, 5.00%, 2/1/15                                                      557,435
             500   Burlington, 5.00%, 2/1/16                                                      557,505
             750   Falmouth, 5.25%, 2/1/16                                                        832,590
           1,100   Wellesley, 5.00%, 6/1/16                                                     1,240,591
           1,150   Wellesley, 5.00%, 6/1/17                                                     1,296,958
---------------------------------------------------------------------------------------------------------
                                                                                            $   5,564,068
---------------------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 0.5%

$            165   Massachusetts Development Finance Agency,
                   (MCHSP Human Services), 6.60%, 8/15/29                                   $     148,693
             275   Massachusetts Development Finance Agency,
                   (New England Center for Children), 5.30%, 11/1/08                              281,757
---------------------------------------------------------------------------------------------------------
                                                                                            $     430,450
---------------------------------------------------------------------------------------------------------

HOSPITAL -- 4.8%

$            600   Massachusetts HEFA, (Baystate Medical Center),
                   5.75%, 7/1/14                                                            $     663,462
             865   Massachusetts HEFA, (Baystate Medical Center),
                   5.75%, 7/1/15                                                                  950,773
             245   Massachusetts HEFA, (Berkshire Health System),
                   4.50%, 10/1/05                                                                 247,840
             795   Massachusetts HEFA, (Central New England Health
                   Systems), 6.125%, 8/1/13                                                       796,415
             250   Massachusetts HEFA, (Partners Healthcare System),
                   5.00%, 7/1/09                                                                  272,678
           1,000   Massachusetts HEFA, (Partners Healthcare System),
                   5.50%, 7/1/10                                                                1,123,830
---------------------------------------------------------------------------------------------------------
                                                                                            $   4,054,998
---------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 3.4%

$          1,560   Massachusetts College Building Authority, (XLCA),
                   5.375%, 5/1/14                                                           $   1,768,135
           1,000   University of Massachusetts Building
                   Authority, (AMBAC), 5.25%, 11/1/13                                           1,131,680
---------------------------------------------------------------------------------------------------------
                                                                                            $   2,899,815
---------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 6.2%

$          2,120   Massachusetts Municipal Wholesale Electric Co.,
                   (MBIA), 5.25%, 7/1/12                                                    $   2,381,375
           1,000   Massachusetts Power Supply System, (Municipal
                   Wholesale Electric Co.), (MBIA), 5.25%, 7/1/13                               1,117,800
           1,500   Puerto Rico Electric Power Authority, (MBIA),
                   5.50%, 7/1/16                                                                1,759,275
---------------------------------------------------------------------------------------------------------
                                                                                            $   5,258,450
---------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
---------------------------------------------------------------------------------------------------------
INSURED-ESCROWED / PREREFUNDED -- 2.9%

$          1,000   Massachusetts Bay Transportation Authority,
                   Prerefunded to 3/1/05, (AMBAC), 5.25%, 3/1/11                            $   1,025,250
             400   Massachusetts Turnpike Authority, Escrowed to Maturity,
                   (FGIC), 5.125%, 1/1/23                                                         444,376
             850   Route 3 North Transportation Improvements Association,
                   (MBIA), Prerefunded to 6/15/10, 5.625%, 6/15/21                                969,187
---------------------------------------------------------------------------------------------------------
                                                                                            $   2,438,813
---------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 16.3%

$          1,000   Boston, (MBIA), 5.00%, 2/1/19                                            $   1,075,620
           2,000   Dudley-Charlton Regional School District, (FGIC),
                   5.125%, 6/15/13                                                              2,254,520
           1,000   Fall River, (FSA), 5.25%, 2/1/14                                             1,132,560
             940   Fall River, (FSA), 5.25%, 2/1/18                                             1,042,357
             780   Groton-Dunstable Regional School District, (FSA),
                   5.00%, 10/15/17                                                                844,584
             750   Haverhill, (FGIC), 5.00%, 6/15/17                                              804,053
           1,035   Lancaster, (AMBAC), 5.375%, 4/15/15                                          1,162,191
             750   Lawrence, (MBIA), 5.00%, 3/15/13                                               834,975
           1,000   Massachusetts, (AMBAC), 5.00%, 7/1/12                                        1,110,710
             500   Puerto Rico Public Improvements, (XLCA), 5.25%, 7/1/17                         570,805
           1,175   Puerto Rico Public Improvements, (XLCA), 5.50%, 7/1/15                       1,366,255
             500   Springfield, (MBIA), 5.25%, 1/15/15                                            558,090
           1,000   Worcester, (MBIA), 5.25%, 8/15/17                                            1,129,280
---------------------------------------------------------------------------------------------------------
                                                                                            $  13,886,000
---------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 2.5%

$          1,000   Massachusetts HEFA, (Harvard Pilgrim Health), (FSA),
                   5.00%, 7/1/05                                                            $   1,023,110
           1,000   Massachusetts HEFA, (New England Medical
                   Center Hospital), (FGIC), 5.375%, 5/15/15                                    1,114,570
---------------------------------------------------------------------------------------------------------
                                                                                            $   2,137,680
---------------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 1.0%

$            750   Boston Convention Center Act 1997, (AMBAC),
                   5.00%, 5/1/16                                                            $     817,110
---------------------------------------------------------------------------------------------------------
                                                                                            $     817,110
---------------------------------------------------------------------------------------------------------

INSURED-SOLID WASTE -- 2.6%

$          1,000   Massachusetts Development Finance Agency,
                   (Semass System), (MBIA), 5.625%, 1/1/13                                  $   1,135,570
           1,000   Massachusetts Development Finance Agency,
                   (Semass System), (MBIA), 5.625%, 1/1/16                                      1,114,550
---------------------------------------------------------------------------------------------------------
                                                                                            $   2,250,120
---------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 0.5%

$            400   Virgin Islands Public Financing Authority, (FSA),
                   5.00%, 10/1/13                                                           $     448,452
---------------------------------------------------------------------------------------------------------
                                                                                            $     448,452
---------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 9.8%

$          1,630   Massachusetts Bay Transportation Authority,
                   (General Transportation System), (MBIA),
                   5.50%, 3/1/14                                                            $   1,871,713
             500   Massachusetts Port Authority, (Delta Airlines),
                   (AMBAC), (AMT), 5.50%, 1/1/15                                                  525,465
           1,225   Massachusetts Port Authority, (FSA), 5.125%, 7/1/17                          1,298,941
           1,500   Massachusetts State Federal Highway Grant
                   Anticipation Notes, (FSA), 5.50%, 12/15/13                                   1,730,250
           1,000   Puerto Rico Commonwealth Highway and
                   Transportation Authority, (FSA), 5.50%, 7/1/11                               1,147,460
             500   Puerto Rico Commonwealth Highway and
                   Transportation Authority, (FSA), 5.50%, 7/1/17                                 586,630
           1,000   Puerto Rico Highway and Transportation
                   Authority (FGIC), 5.50%, 7/1/15                                              1,162,770
---------------------------------------------------------------------------------------------------------
                                                                                            $   8,323,229
---------------------------------------------------------------------------------------------------------

INSURED-WATER REVENUE -- 2.0%

$           1500   Massachusetts Water Resource Authority, (FSA),
                   5.25%, 8/1/11                                                            $   1,688,085
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,688,085
---------------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 1.4%

$          1,130   Puerto Rico, ITEM & ECFA, (Guaynabo Municipal
                   Government), 5.375%, 7/1/06                                              $   1,173,708
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,173,708
---------------------------------------------------------------------------------------------------------

MISCELLANEOUS -- 1.7%

$          1,000   Massachusetts Development Finance Agency,
                   (Jewish Philanthropies), 5.25%, 2/1/22                                   $   1,072,690
             350   Massachusetts Development Finance Agency,
                   (YMCA of Greater Boston), 5.25%, 11/1/13                                       368,106
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,440,796
---------------------------------------------------------------------------------------------------------

NURSING HOME -- 1.3%

$            400   Massachusetts Development Finance Agency,
                   (Odd Fellows Home of Massachusetts), 6.25%, 1/1/15                       $     371,900
             515   Massachusetts HEFA, (Christopher House), 6.25%, 1/1/07                         524,007
             175   Massachusetts IFA, (Age Institute of Massachusetts),
                   7.60%, 11/1/05                                                                 175,109
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,071,016
---------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
---------------------------------------------------------------------------------------------------------
SENIOR LIVING / LIFE CARE -- 1.2%

$            600   Massachusetts Development Finance Agency,
                   (Berkshire Retirement), 5.60%, 7/1/19                                    $     598,452
             485   Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30                          460,760
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,059,212
---------------------------------------------------------------------------------------------------------

SOLID WASTE -- 1.2%

$          1,000   Massachusetts IFA, (Ogden Haverhill), (AMT),
                   5.50%, 12/1/13                                                           $   1,004,070
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,004,070
---------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 1.7%

$            750   Massachusetts Bay Transportation Authority, Sales Tax,
                   5.25%, 7/1/16                                                            $     854,183
             500   Massachusetts Special Obligations, 5.00%, 6/1/14                               553,310
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,407,493
---------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 4.1%

$          1,000   Massachusetts Bay Transportation Authority, Sales Tax,
                   5.25%, 7/1/16                                                            $   1,138,910
           1,000   Massachusetts Port Authority, (AMT), 6.25%, 7/1/17                           1,100,960
           2,000   Massachusetts State Federal Highway Grant
                   Anticipation Notes, 0.00%, 6/15/15                                           1,281,520
---------------------------------------------------------------------------------------------------------
                                                                                            $   3,521,390
---------------------------------------------------------------------------------------------------------

WATER AND SEWER -- 2.0%

$          1,595   Massachusetts Water Pollution Abatement Trust,
                   0.00%, 8/1/12                                                            $   1,188,466
             500   Massachusetts Water Pollution Abatement Trust,
                   5.25%, 2/1/12                                                                  558,725
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,747,191
---------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 97.3%
   (IDENTIFIED COST $78,518,789)                                                            $  82,804,248
---------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.7%                                                      $   2,324,817
---------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                        $  85,129,065
---------------------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2004, 48.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.5% to 16.8% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 2004 PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 98.3%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
---------------------------------------------------------------------------------------------------------
COGENERATION -- 0.7%

$            345   New Jersey EDA, (Trigen-Trenton), (AMT),
                   6.10%, 12/1/04                                                           $     346,894
---------------------------------------------------------------------------------------------------------
                                                                                            $     346,894
---------------------------------------------------------------------------------------------------------

EDUCATION -- 2.7%

$            750   New Jersey Educational Facilities Authority,
                   (Stevens Institute of Technology), 5.00%, 7/1/11                         $     811,702
             600   New Jersey Educational Facility Authority, (Higher Education
                   Capital Improvements), 5.00%, 9/1/15                                           648,228
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,459,930
---------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 0.8%

$            420   New Jersey Economic Development Authority PCR,
                   (PSEG Power), 5.00%, 3/1/12                                              $     426,040
---------------------------------------------------------------------------------------------------------
                                                                                            $     426,040
---------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 3.6%

$            350   New Jersey EDA, (Kapkowski Road Landfill),
                   Prerefunded to 5/15/14, 6.375%, 4/1/18                                   $     428,557
           2,030   New Jersey EDA, (Principal Custodial Receipts),
                   Escrowed to Maturity, 0.00%, 12/15/121,496,293
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,924,850
---------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 9.0%

$            500   Jersey City School District, 6.25%, 10/1/10                              $     584,175
             500   New Jersey, 4.50%, 2/1/18                                                      508,540
           1,560   Ocean County, 5.00%, 8/1/17                                                  1,688,513
           1,050   Puerto Rico, 0.00%, 7/1/08                                                     950,869
           1,000   Union County, (General Improvements), 5.00%, 3/1/171,078,600
---------------------------------------------------------------------------------------------------------
                                                                                            $   4,810,697
---------------------------------------------------------------------------------------------------------

HOSPITAL -- 5.2%

$            500   New Jersey Health Care Facilities Financing Authority,
                   (Atlantic City Medical Care Center), 6.00%, 7/1/12                       $     565,880
             450   New Jersey Health Care Facilities Financing Authority,
                   (Hackensack University Medical Center), 6.125%, 1/1/20                         484,222
             500   New Jersey Health Care Facilities Financing Authority,
                   (Robert Wood Johnson University Hospital), 5.60%, 7/1/15                       542,720
             425   New Jersey Health Care Facilities Financing Authority,
                   (Saint Peters University Hospital), 6.875%, 7/1/20                             476,994
$            680   New Jersey Health Care Facilities Financing Authority,
                   (St. Elizabeth's Hospital), 5.75%, 7/1/08                                $     714,626
---------------------------------------------------------------------------------------------------------
                                                                                            $   2,784,442
---------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 2.6%

$            350   New Jersey EDA, (American Airlines), (AMT),
                   7.10%, 11/1/31                                                           $     224,626
             450   New Jersey EDA, (Continental Airlines), (AMT),
                   6.25%, 9/15/19                                                                 354,910
             500   New Jersey EDA, (Holt Hauling), (AMT), 7.90%, 3/1/27(1)                        485,000
             300   New Jersey EDA, (The Seeing Eye, Inc.), 6.20%, 12/1/24                         333,522
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,398,058
---------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 2.8%

$            900   New Jersey Educational Facilities Authority,
                   (Ramapo College), (AMBAC), 4.60%, 7/1/14                                 $     953,757
             500   University of New Jersey Medicine and Dentistry,
                   (AMBAC), 5.375%, 12/1/13                                                       565,630
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,519,387
---------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 5.0%

$            560   Cape May County Industrial Pollution Control Financing
                   Authority, (Atlantic City Electric Co,), (MBIA),
                   6.80%, 3/1/21                                                            $     733,891
             730   Puerto Rico Electric Power Authority, (XLCA),
                   5.00%, 7/1/11                                                                  813,183
           1,000   Puerto Rico Electric Power Authority, (XLCA),
                   5.375%, 7/1/18                                                               1,156,370
---------------------------------------------------------------------------------------------------------
                                                                                            $   2,703,444
---------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 2.6%

$          1,300   Washington Township Board of Education, (MBIA),
                   Prerefunded to 2/01/07, 5.125%, 2/1/15(2)                                $   1,392,885
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,392,885
---------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 16.5%

$            330   Clearview Regional High School District, (FGIC),
                   5.375%, 8/1/15                                                           $     376,520
             320   Egg Harbor Township School District, (FSA),
                   5.50%, 7/15/19(3)                                                              373,142
             750   Freehold Regional High School District, (FGIC),
                   5.00%, 3/1/18                                                                  836,790
             720   Hillsborough Township School District, (FSA),
                   5.375%, 10/1/18                                                                833,335

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
---------------------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS (CONTINUED)

$            750   Hunterdon Central Regional High School District, (FSA),
                   4.75%, 5/1/12                                                            $     827,468
             725   Monroe Township Board of Education, (FGIC),
                   5.20%, 8/1/11                                                                  818,924
             825   Monroe Township Board of Education, (FGIC),
                   5.20%, 8/1/14                                                                  933,851
             700   Montville Township, (AMBAC), 4.20%, 8/1/12                                     734,573
             255   Ocean Township Board of Education, (FGIC),
                   4.50%, 8/1/12                                                                  275,729
           1,000   Passaic County, (FSA), 5.25%, 6/1/13                                         1,120,940
           1,000   Puerto Rico Public Improvements, (CIFG), 5.25%, 7/1/17                       1,141,610
             500   Puerto Rico Public Improvements, (XLCA), 5.25%, 7/1/17                         570,805
---------------------------------------------------------------------------------------------------------
                                                                                            $   8,843,687
---------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 2.9%

$          1,300   New Jersey Health Care Facilities Financing Authority,
                   (AHS Hospital Corp.), (AMBAC), 6.00%, 7/1/12(4)                          $   1,530,997
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,530,997
---------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 6.4%

$          1,000   Hudson County, (MBIA), 6.25%, 6/1/15                                     $   1,218,600
           1,000   New Jersey Economic Development Authority,
                   (School Facility), (AMBAC), 5.25%, 6/15/16                                   1,103,770
             250   New Jersey Transportation Trust Fund Authority,
                   Certificates of Participation, (MBIA), 5.25%, 12/15/14(3)                      283,478
             710   Puerto Rico Public Finance Corp., (AMBAC),
                   5.375%, 6/1/17                                                                 823,522
---------------------------------------------------------------------------------------------------------
                                                                                            $   3,429,370
---------------------------------------------------------------------------------------------------------

INSURED-NURSING HOME -- 0.8%

$            400   Rahway Geriatrics Center Inc., (MBIA), 5.25%, 5/1/15                     $     451,828
---------------------------------------------------------------------------------------------------------
                                                                                            $     451,828
---------------------------------------------------------------------------------------------------------

INSURED-OTHER REVENUE -- 6.8%

$            500   Monmouth County Improvements Authority, (AMBAC),
                   5.00%, 12/1/11                                                           $     556,655
           1,645   New Brunswick Parking Authority, (FGIC), 5.25%, 9/1/13                       1,841,479
             650   New Brunswick Parking Authority, (MBIA), 5.00%, 9/1/16                         704,048
             500   Trenton Parking Authority, (FGIC), 5.125%, 4/1/12                              553,165
---------------------------------------------------------------------------------------------------------
                                                                                            $   3,655,347
---------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 2.1%

$          1,000   New Jersey EDA, (Motor Vehicle Surcharges), (MBIA),
                   5.25%, 7/1/16                                                            $   1,121,960
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,121,960
---------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 9.3%

$          1,000   Delaware River Port Authority, (AMBAC), 5.00%, 1/1/16                    $   1,114,320
           1,000   Delaware River Port Authority, (FSA), 5.10%, 1/1/20                          1,067,620
             500   Delaware River Port Authority, (FSA), 5.50%, 1/1/10                            562,505
             750   Guam International Airport Authority, (MBIA),
                   5.25%, 10/1/15                                                                 835,590
             250   New Jersey Transportation Trust Fund Authority, (MBIA),
                   5.50%, 12/15/17(3)                                                             290,265
             750   New Jersey Transportation Trust Fund Authority,
                   (Transportation System), (AMBAC), 5.50%, 12/15/13                              861,945
             250   South Jersey Transportation Authority, (AMBAC),
                   5.00%, 11/1/18                                                                 268,635
---------------------------------------------------------------------------------------------------------
                                                                                            $   5,000,880
---------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 7.4%

$            185   Atlantic Highlands Sewer Authority, (FGIC),
                   4.125%, 1/1/12                                                           $     195,194
           1,135   Bayonne Municipal Utilities Authority, (XLCA),
                   5.25%, 4/1/19                                                                1,238,546
             420   Musconetcong Sewer Authority, (MBIA), 5.25%, 1/1/13                            474,033
           1,000   North Hudson Sewer Authority, (FGIC), 5.25%, 8/1/16                          1,102,760
             565   Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/16                             338,859
             565   Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/17                             320,694
             565   Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/18                             302,908
---------------------------------------------------------------------------------------------------------
                                                                                            $   3,972,994
---------------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION --  2.1%

$          1,000   New Jersey EDA, (School Facilities Construction),
                   5.50%, 9/1/19                                                            $   1,150,820
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,150,820
---------------------------------------------------------------------------------------------------------

NURSING HOME -- 1.0%

$            500   New Jersey EDA, (Masonic Charity Foundation),
                   4.80%, 6/1/11                                                            $     536,895
---------------------------------------------------------------------------------------------------------
                                                                                            $     536,895
---------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 1.1%

$            300   New Jersey EDA, (Fellowship Village), 5.50%, 1/1/18                      $     304,407
             300   New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25                            292,641
---------------------------------------------------------------------------------------------------------
                                                                                            $     597,048
---------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
---------------------------------------------------------------------------------------------------------
SOLID WASTE -- 0.4%

$            215   Atlantic County Utilities Authority, Solid Waste System,
                   7.00%, 3/1/08                                                            $     214,847
---------------------------------------------------------------------------------------------------------
                                                                                            $     214,847
---------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 4.5%

$            450   Delaware River Joint Toll Bridge Commission, PA,
                   5.25%, 7/1/15                                                            $     495,707
           1,000   New Jersey Transportation Trust Fund Authority,
                   Variable Rate, 6/15/17(5)(6)                                                 1,132,220
             700   Port Authority of New York and New Jersey, (AMT),
                   5.50%, 7/15/12                                                                 764,701
---------------------------------------------------------------------------------------------------------
                                                                                            $   2,392,628
---------------------------------------------------------------------------------------------------------

WATER AND SEWER -- 2.0%

$          1,000   Ocean County Wastewater Utilities Authority,
                   5.25%, 1/1/17                                                            $   1,091,440
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,091,440
---------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.3%
   (IDENTIFIED COST $49,675,848)                                                            $  52,757,368
---------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.7%                                                      $    923,524
---------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                        $  53,680,892
---------------------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2004, 63.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 16.1% of total investments.

(1) Non-income producing security.

(2) Security (or a portion thereof) has been segregated to cover when-issued securities.

(3) When-issued security.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5) Security has been issued as an inverse floater bond.

(6) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of the securities is $1,132,220 or 2.1% of the Portfolio's net assets.

                        See notes to financial statements

NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 2004 PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 98.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
---------------------------------------------------------------------------------------------------------
COGENERATION -- 0.5%

$            600   Suffolk County IDA, (Nissequogue Cogeneration
                   Partners Facility), (AMT), 5.50%, 1/1/23                                 $     571,728
---------------------------------------------------------------------------------------------------------
                                                                                            $     571,728
---------------------------------------------------------------------------------------------------------

EDUCATION -- 2.2%

$          1,000   New York Dormitory Authority, (Columbia University),
                   5.125%, 7/1/15                                                           $   1,117,950
             600   New York Dormitory Authority, (State University
                   Educational Facilities), 5.25%, 5/15/15                                        671,490
             105   New York Dormitory Authority, (State University
                   Educational Facilities), 5.25%, 5/15/19                                        117,870
             625   Troy IDA, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15                    712,644
---------------------------------------------------------------------------------------------------------
                                                                                            $   2,619,954
---------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 2.1%

$          2,500   New York Energy Research and Development
                   Authority Facility, (AMT), Variable Rate, 6/1/36                         $   2,521,675
---------------------------------------------------------------------------------------------------------
                                                                                            $   2,521,675
---------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 9.3%

$          1,750   Metropolitan Transportation Authority,
                   Prerefunded to 7/1/15, 5.50%, 7/1/17                                     $   2,050,160
             155   New York City Transitional Finance Authority,
                   Prerefunded to 5/1/08, 5.00%, 5/1/16                                           171,159
           2,000   New York Dormitory Authority, (Department of Health),
                   Prerefunded to 7/01/06, 5.375%, 7/1/08                                       2,162,440
             300   New York Environmental Facility Corp., Clean Water,
                   Escrowed to Maturity, 5.25%, 6/15/11                                           331,326
             745   New York Environmental Facility Corp., Pollution Control,
                   (New York City Municipal Water), Escrowed to Maturity,
                   5.75%, 6/15/10                                                                 858,128
           1,000   New York State Urban Development Corp., (Youth Facilities),
                   Prerefunded to 4/01/07, 5.75%, 4/1/10                                        1,112,350
           1,000   New York Thruway Authority,
                   Prerefunded to 4/01/06, 5.75%, 4/1/16                                        1,079,570
           1,030   Triborough Bridge and Tunnel Authority,
                   Escrowed to Maturity, 5.00%, 1/1/20                                          1,137,254
           1,000   Triborough Bridge and Tunnel Authority,
                   Prerefunded to 1/1/16, 5.375%, 1/1/19                                        1,154,470
           1,000   Triborough Bridge and Tunnel Authority,
                   Prerefunded to 7/1/09, 5.25%, 1/1/17                                         1,123,330
---------------------------------------------------------------------------------------------------------
                                                                                            $  11,180,187
---------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 1.6%

$          1,000   New York City, 0.00%, 8/1/08                                             $     893,840
           1,000   New York City, 0.00%, 8/1/08                                                   893,840
             130   New York City, 5.875%, 8/15/13                                                 140,197
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,927,877
---------------------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 0.6%

$            310   Suffolk County IDA, (Alliance of Long Island Agencies),
                   7.50%, 9/1/15                                                            $     337,543
             400   Westchester County IDA, (Children's Village),
                   5.375%, 3/15/19                                                                401,504
---------------------------------------------------------------------------------------------------------
                                                                                            $     739,047
---------------------------------------------------------------------------------------------------------

HOSPITAL -- 4.6%

$            470   Chautauqua County IDA, (Womans Christian Association),
                   6.35%, 11/15/17                                                          $     440,554
             580   Fulton County IDA, (Nathan Littauer Hospital),
                   5.75%, 11/1/09                                                                 575,940
             255   Nassau County Industrial Development Agency,
                   (North Shore Health System), 5.875%, 11/1/11                                   280,967
           1,000   New York Dormitory Authority, (Child Care Facility),
                   5.375%, 4/1/14                                                               1,102,190
           1,200   New York Dormitory Authority, (Lenox Hill Hospital),
                   5.75%, 7/1/15                                                                1,305,180
             500   New York Dormitory Authority, (Lenox Hill Hospital),
                   5.75%, 7/1/17                                                                  538,200
             500   Oneida County IDA, (St. Elizabeth Medical Center),
                   5.50%, 12/1/10                                                                 503,780
             750   Suffolk County Industrial Development Agency,
                   (Huntington Hospital), 6.00%, 11/1/22                                          793,980
---------------------------------------------------------------------------------------------------------
                                                                                            $   5,540,791
---------------------------------------------------------------------------------------------------------

HOUSING -- 0.6%

$            225   New York City Housing Development Corp., MFMR,
                   5.625%, 5/1/12                                                           $     225,711
             500   New York State Mortgage Agency, (AMT),
                   5.20%, 10/1/08                                                                 516,070
---------------------------------------------------------------------------------------------------------
                                                                                            $     741,781
---------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 1.9%

$          1,000   Dutchess County IDA, (IBM), (AMT),
                   Variable Rate, 12/1/29                                                   $   1,100,070
             250   Onondaga County, IDA, (Senior Air
                   Cargo), (AMT), 6.125%, 1/1/32                                                  253,605
           1,500   Puerto Rico Port Authority, (American Airlines), (AMT),
                   6.25%, 6/1/26                                                                  924,990
---------------------------------------------------------------------------------------------------------
                                                                                            $   2,278,665
---------------------------------------------------------------------------------------------------------


                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
---------------------------------------------------------------------------------------------------------
INSURED-EDUCATION -- 6.2%

$          1,000   New York Dormitory Authority Revenue,
                   (State University Educational Facilities),
                   (FSA), 5.75%, 5/15/17                                                    $   1,190,180
           1,455   New York Dormitory Authority,
                   (Mt. Sinai School of Medicine), (MBIA), 5.25%, 7/1/13                        1,635,536
           1,000   New York Dormitory Authority,
                   (New York University), (AMBAC), 5.50%, 7/1/19                                1,171,370
           1,000   New York Dormitory Authority,
                   (Student Housing), (FGIC), 5.25%, 7/1/15                                     1,130,680
           1,000   New York Dormitory Authority, (University
                   Educational Facilities), (FGIC), 5.25%, 5/15/13                              1,134,850
           1,000   New York Dormitory, (City University), (AMBAC),
                   5.625%, 7/1/16                                                               1,165,130
---------------------------------------------------------------------------------------------------------
                                                                                            $   7,427,746
---------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 6.4%

$            500   Long Island Power Authority, Electric System
                   Revenue, (FSA), 0.00%, 6/1/15                                            $     329,570
             500   Long Island Power Authority, Electric System
                   Revenue, (FSA), 5.00%, 12/1/18                                                 538,150
           1,000   Long Island Power Authority, Electric System
                   Revenue, (XLCA), 5.25%, 6/1/14                                               1,128,540
           3,625   Puerto Rico Electric Power Authority, (MBIA),
                   5.50%, 7/1/16                                                                4,251,581
           1,250   Puerto Rico Electric Power Authority, (XLCA),
                   5.375%, 7/1/18                                                               1,445,463
---------------------------------------------------------------------------------------------------------
                                                                                            $   7,693,304
---------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 7.7%

$          1,000   Long Island Power Authority, Electric System
                   Revenue, (FSA), Escrowed to Maturity, 5.25%, 12/1/14                     $   1,149,070
           1,000   Long Island Power Authority, Electric System
                   Revenue, (FSA), Escrowed to Maturity, 5.50%, 12/1/13                         1,164,020
           2,000   Metropolitan Transportation Authority, (FGIC),
                   Prerefunded to 10/1/15, 5.00%, 4/1/23                                        2,259,320
           2,240   Metropolitan Transportation Authority, (FGIC),
                   Prerefunded to 7/1/08, 5.70%, 7/1/10                                         2,516,102
           1,000   Metropolitan Transportation Authority, (FGIC),
                   Prerefunded to 7/1/09, 5.25%, 7/1/17                                         1,119,860
             450   New York Thruway Authority Service Contract,
                   (Local Highway and Bridge), (MBIA),
                   Prerefunded to 4/1/09, 5.40%, 4/1/15                                           508,554
             250   New York Urban Development Corp.,
                   (Correctional Facilities), (AMBAC),
                   Prerefunded to 1/01/09, 5.25%, 1/1/15                                          279,868
             250   Niagara County IDA, (Niagara University), (AMBAC),
                   Escrowed to Maturity, 5.25%, 10/1/18                                           286,880
---------------------------------------------------------------------------------------------------------
                                                                                            $   9,283,674
---------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 10.1%

$            500   Clarence, Central School District, (FSA),
                   5.00%, 5/15/17                                                           $     538,175
           1,110   East Bloomfield Central School District, (FGIC),
                   5.00%, 6/15/18                                                               1,189,409
           1,000   Monroe County, (Public Improvements), (MBIA),
                   6.00%, 3/1/19                                                                1,225,550
           1,000   New York City, (MBIA), 5.75%, 8/1/14                                         1,144,070
           1,500   New York City, (XLCA), 5.50%, 8/1/12                                         1,708,170
           1,915   Puerto Rico, (FGIC), 5.50%, 7/1/17                                           2,246,793
           1,965   Puerto Rico, (MBIA), 5.50%,  7/1/16                                          2,304,650
           1,645   Red Hook Central School District, (FSA), 5.125%, 6/15/16                     1,799,137
---------------------------------------------------------------------------------------------------------
                                                                                            $  12,155,954
---------------------------------------------------------------------------------------------------------

INSURED-HEALTH CARE MISCELLANEOUS -- 1.2%

$          1,310   New York Dormitory Authority, (Mental Health
                   Services Facilities), (MBIA), 5.50%, 8/15/13                             $   1,472,807
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,472,807
---------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 2.4%

$          1,600   New York Dormitory Authority, (Memorial Sloan
                   Kettering Cancer Center), (MBIA), 5.50%, 7/1/17                          $   1,849,088
             495   New York Dormitory Authority, (Mental Health
                   Services Facilities), (FSA), 5.125%, 8/15/17                                   533,061
             500   New York Dormitory Authority, (New York and
                   Presbyterian Hospital), (AMBAC), 5.50%, 8/1/11                                 567,360
---------------------------------------------------------------------------------------------------------
                                                                                            $   2,949,509
---------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 5.5%

$          3,470   Metropolitan Transportation Authority, Service Contract,
                   (FSA), 5.50%, 7/1/17                                                     $   4,048,206
           1,250   Metropolitan Transportation Authority,
                   Service Contract, (MBIA), 5.50%, 7/1/14                                      1,449,388
           1,000   New York Dormitory Authority, (Municipal Health Facilities),
                   (FSA), 5.50%, 1/15/13                                                        1,123,510
---------------------------------------------------------------------------------------------------------
                                                                                            $   6,621,104
---------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 1.4%

$          2,250   New York Local Government Assistance Corp., (MBIA),
                   0.00%, 4/1/13                                                            $   1,653,615
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,653,615
---------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
---------------------------------------------------------------------------------------------------------
INSURED-TRANSPORTATION -- 11.3%

$          1,000   Metropolitan Transportation Authority, (MBIA),
                   5.50%, 11/15/13                                                          $   1,158,000
           1,430   Monroe County Airport Authority, (MBIA), (AMT),
                   5.25%, 1/1/13                                                                1,571,899
             500   Monroe County Airport Authority, (MBIA), (AMT),
                   Variable Rate, 1/1/17(1)(2)                                                    659,035
           2,500   New York Thruway Authority, (Local Highway & Bridge),
                   (XLCA), 5.50%, 4/1/13                                                        2,821,275
           1,000   Puerto Rico Commonwealth Highway and Transportation
                   Authority, (FSA), 5.50%, 7/1/17                                              1,173,260
           1,850   Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.50%, 7/1/15                                             2,165,499
           1,585   Puerto Rico Highway and Transportation
                   Finance Authority, (FSA), 5.50%, 7/1/12                                      1,832,878
           1,920   Triborough Bridge and Tunnel Authority, (MBIA),
                   5.50%, 11/15/18                                                              2,254,560
---------------------------------------------------------------------------------------------------------
                                                                                            $  13,636,406
---------------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 2.7%

$          2,000   New York State Energy Research and Development Authority,
                   (Western NY Nuclear Service Center), 6.00%, 4/1/06                       $   2,114,640
           1,000   New York Urban Development Corp.,
                   (Correctional and Youth Facilities), 5.50%, 1/1/17                           1,116,440
---------------------------------------------------------------------------------------------------------
                                                                                            $   3,231,080
---------------------------------------------------------------------------------------------------------

OTHER REVENUE -- 0.7%

$            750   Albany Industrial Development Agency,
                   (Charitable Leadership), 6.00%, 7/1/19                                   $     808,020
---------------------------------------------------------------------------------------------------------
                                                                                            $     808,020
---------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 1.0%

$            330   Glen Cove IDA, (Regency at Glen Cove), 9.50%, 7/1/12                     $     327,954
             400   Mt. Vernon IDA, (Wartburg Senior Housing, Inc.),
                   6.15%, 6/1/19                                                                  403,000
             500   Suffolk County IDA, (Jeffersons Ferry), 7.20%, 11/1/19                         521,600
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,252,554
---------------------------------------------------------------------------------------------------------

SOLID WASTE -- 0.6%

$            750   Hempstead IDA, (American Refuel), 5.00%, 12/1/10                         $     798,548
---------------------------------------------------------------------------------------------------------
                                                                                            $     798,548
---------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 7.8%

$          1,140   34th Street Partnership, Inc., 5.00%, 1/1/17                             $   1,223,117
           1,000   New York City Transitional Finance Authority,
                   4.75%, 11/15/23                                                              1,014,980
$            945   New York City Transitional Finance Authority, (Future Tax),
                   5.00%, 5/1/16                                                            $     990,426
           1,000   New York City Transitional Finance Authority, (Future Tax),
                   5.375%, 2/2/13                                                               1,113,220
             500   New York City Transitional Finance Authority, (Future Tax),
                   5.375%, 2/15/14                                                                555,785
           3,000   New York Local Government Assistance Corp.,
                   5.25%, 4/1/16                                                                3,376,950
           1,000   New York Urban Development Corp.,
                   (Personal Income Tax), 5.375%, 3/15/17                                       1,097,020
---------------------------------------------------------------------------------------------------------
                                                                                            $   9,371,498
---------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 4.2%

$          3,000   Port Authority of New York and New Jersey, (AMT),
                   6.00%, 7/1/14(3)                                                         $   3,211,590
           1,685   Triborough Bridge and Tunnel Authority, 5.00%, 1/1/15                        1,823,692
---------------------------------------------------------------------------------------------------------
                                                                                            $   5,035,282
---------------------------------------------------------------------------------------------------------

WATER AND SEWER -- 5.6%

$          2,000   New York City Municipal Water Finance Authority,
                   5.125%, 6/15/21                                                          $   2,063,840
           2,500   New York Environmental Facilities Corp.,
                   Water Finance Authority, 5.00%, 6/15/17                                      2,723,425
             200   New York Environmental Facility Corp.,
                   Clean Water, 5.25%, 6/15/11                                                    220,610
           1,000   New York Environmental Facility Corp., Clean Water,
                   (Municipal Water Finance), 5.00%, 6/15/16                                    1,086,450
             500   New York Environmental Facility Corp., Clean Water,
                   (Municipal Water Finance), 5.25%, 6/15/14                                      561,445
             120   New York Environmental Facility Corp., Pollution Control,
                   (New York City Municipal Water), 5.75%, 6/15/10                                137,942
---------------------------------------------------------------------------------------------------------
                                                                                            $   6,793,712
---------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.2%
   (IDENTIFIED COST $112,388,485)                                                           $ 118,306,518
---------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.8%                                                      $   2,125,505
---------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                        $ 120,432,023
---------------------------------------------------------------------------------------------------------

                        See notes to financial statements

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA- Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2004, 54.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.9% to 22.3% of total investments.

(1) Security has been issued as an inverse floater bond.

(2) Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of the securities is $659,035 or 0.5% of the portfolio's net assets.

(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 2004 PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 100.3%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
---------------------------------------------------------------------------------------------------------
COGENERATION -- 1.0%

$            195   Ohio Water Development Authority, Solid Waste Disposal,
                   (Bay Shore Power), (AMT), 6.625%, 9/1/20                                 $     199,438
---------------------------------------------------------------------------------------------------------
                                                                                            $     199,438
---------------------------------------------------------------------------------------------------------

EDUCATION -- 8.8%

$            500   Ohio Higher Educational Facilities Commission,
                   (John Carroll University), 5.00%, 11/15/13                               $     551,150
             600   Ohio Higher Educational Facilities, (Kenyon College),
                   Variable Rate, 7/1/37                                                          645,444
             500   Ohio State University General Receipts, 5.25%, 12/1/17                         556,085
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,752,679
---------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 3.0%

$            250   Cuyahoga County, (Rock and Roll Hall of Fame),
                   Escrowed to Maturity, 5.85%, 12/1/08                                     $     281,172
             300   Kings County Local School District,
                   Prerefunded to 12/1/05, 7.60%, 12/1/10                                         320,028
---------------------------------------------------------------------------------------------------------
                                                                                            $     601,200
---------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 7.3%

$            100   Cuyahoga County, Sewer Improvement District,
                   5.45%, 12/1/15                                                           $     112,329
             500   Hamilton School District, 6.15%, 12/1/15                                       607,275
             500   Ohio, 0.00%, 8/1/05                                                            492,820
             250   Ohio, 0.00%, 8/1/08                                                            224,707
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,437,131
---------------------------------------------------------------------------------------------------------

HOSPITAL -- 8.3%

$            500   Cuyahoga County, (Cleveland Clinic Health System),
                   6.00%, 1/1/17                                                            $     571,810
             500   Erie County Hospital Facility, (Firelands Regional
                   Medical Center), 5.50%, 8/15/12                                                545,380
             250   Parma, Hospital Improvement, (Parma Community
                   General Hospital Association), 5.25%, 11/1/13                                  263,045
             250   Richland County Hospital Facilities, (Medcentral
                   Health Systems), 6.375%, 11/15/22                                              269,980
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,650,215
---------------------------------------------------------------------------------------------------------

HOUSING -- 2.0%

$            380   Ohio Housing Finance Agency Mortgage, (AMT),
                   4.55%, 9/1/11                                                            $     401,166
---------------------------------------------------------------------------------------------------------
                                                                                            $     401,166
---------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 5.0%

$            500   Dayton, Special Facilities Revenue, (Emery Air Freight),
                   5.625%, 2/1/18                                                           $     471,010
             500   Toledo Lucas County Port Authority, (Cargill, Inc.),
                   4.50%, 12/1/15                                                                 516,170
---------------------------------------------------------------------------------------------------------
                                                                                            $     987,180
---------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 6.8%

$          1,000   Southwest Licking School Facilities Improvement, (FGIC),
                   Prerefunded to 12/1/05, 7.10%, 12/1/16(1)                                $   1,082,640
             250   West Clermont School District, (AMBAC),
                   Prerefunded to 12/1/05, 6.90%, 12/1/12                                         270,022
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,352,662
---------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 19.1%

$            200   Amherst School District, (FGIC), 5.00%, 12/1/11                          $     222,796
             250   Athens City School District, (FSA), 5.45%, 12/1/10                             284,297
             265   Clinton Massie Local School District, (AMBAC),
                   0.00%, 12/1/11                                                                 203,849
             265   Clinton Massie Local School District, (MBIA),
                   0.00%, 12/1/09                                                                 223,726
             225   Finneytown Local School District, (FGIC), 6.15%, 12/1/11                       266,688
           1,000   Hilliard School District, (FGIC), 0.00%, 12/1/14                               669,800
             175   Sciota Valley and Ross County School District, (FGIC),
                   0.00%, 12/1/11                                                                 134,617
             600   Springfield City School District, Clark County, (FGIC),
                   5.00%, 12/1/17                                                                 652,164
             500   Strongsville City School District, (MBIA), 5.375%, 12/1/12                     571,165
             460   Wyoming, School District, (FGIC), 5.75%, 12/1/17                               549,861
---------------------------------------------------------------------------------------------------------
                                                                                            $   3,778,963
---------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 2.9%

$            500   Cuyahoga County, (Metrohealth System), (MBIA),
                   5.50%, 2/15/12                                                           $     570,060
---------------------------------------------------------------------------------------------------------
                                                                                            $     570,060
---------------------------------------------------------------------------------------------------------

INSURED-INDUSTRIAL DEVELOPMENT REVENUE -- 3.0%

$            500   Akron Economic Development, (MBIA), 6.00%, 12/1/12                       $     584,945
---------------------------------------------------------------------------------------------------------
                                                                                            $     584,945
---------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION --  2.9%

$            500   Ohio Building Authority, (FSA), 5.50%, 10/1/11                           $     570,965
---------------------------------------------------------------------------------------------------------
                                                                                            $     570,965
---------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
---------------------------------------------------------------------------------------------------------
INSURED-TRANSPORTATION -- 6.1%

$            300   Cleveland Airport System, (FSA), 5.25%, 1/1/14                           $     331,215
             750   Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/18                               873,675
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,204,890
---------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 7.1%

$            475   Cleveland Waterworks, (FSA), 5.375%, 1/1/16$                                   530,618
             750   Ohio Water Development Authority, (FSA),
                   5.50%, 12/1/17                                                                 878,978
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,409,596
---------------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 5.4%

$            750   Ohio Parks and Recreational Capital Facilities,
                   5.50%, 6/1/14                                                            $     855,398
             200   Union County, (Pleasant Valley Joint Fire District),
                   6.125%, 12/1/19                                                                212,412
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,067,810
---------------------------------------------------------------------------------------------------------

NURSING HOME -- 3.8%

$            600   Cuyahoga County HFA, (Benjamin Rose Institute),
                   5.50%, 12/1/17                                                           $     581,970
             190   Ohio HFA, Retirement Rental Housing, (Encore Retirement
                   Partners), 6.75%, 3/1/19                                                       164,339
---------------------------------------------------------------------------------------------------------
                                                                                            $     746,309
---------------------------------------------------------------------------------------------------------

POOLED LOANS -- 4.4%

$            250   Cuyahoga County Port Authority, (Garfield Heights),
                   5.25%, 5/15/23                                                           $     247,060
             250   Ohio Economic Development, (Ohio Enterprise Bond Fund),
                   (AMT), 5.25%, 12/1/15                                                          263,168
             200   Toledo Lucas County Port Authority, (Northwest Ohio
                   Bond Fund), (Alex Products), (AMT), 6.125%, 11/15/09                           217,884
             150   Toledo Lucas County Port Authority, (Northwest Ohio
                   Bond Fund), (Superior), 5.10%, 5/15/12                                         150,921
---------------------------------------------------------------------------------------------------------
                                                                                            $     879,033
---------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 0.5%

$            101   Columbus Special Assessment, 6.05%, 9/15/05                              $     101,066
---------------------------------------------------------------------------------------------------------
                                                                                            $     101,066
---------------------------------------------------------------------------------------------------------

WATER AND SEWER -- 2.9%

$            500   Ohio Water Development Authority, (Drinking Water),
                   5.50%, 12/1/14                                                           $     572,480
---------------------------------------------------------------------------------------------------------
                                                                                            $     572,480
---------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 100.3%
   (IDENTIFIED COST $18,585,640)                                                            $  19,867,788
---------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (0.3)%                                                    $     (68,339)
---------------------------------------------------------------------------------------------------------

NET ASSETS  100.0%                                                                          $  19,799,449
---------------------------------------------------------------------------------------------------------

AMBAC - Ambac Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2004, 47.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 22.4% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 2004 PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 98.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
---------------------------------------------------------------------------------------------------------
COGENERATION -- 1.6%

$            330   Carbon County IDA, (Panther Creek Partners), (AMT),
                   6.65%, 5/1/10                                                            $     357,288
             600   Pennsylvania EDA, (Resource Recovery-Colver), (AMT),
                   7.05%, 12/1/10                                                                 614,886
---------------------------------------------------------------------------------------------------------
                                                                                            $     972,174
---------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 0.7%

$            400   York County IDA, Pollution Control, (Public Service
                   Enterprise Group, Inc.), 5.50%, 9/1/20                                   $     405,024
---------------------------------------------------------------------------------------------------------
                                                                                            $     405,024
---------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 2.1%

$          1,200   Lehigh County, General Purpose Authority,
                   (Muhlenberg Hospital), Escrowed to Maturity,
                   5.75%, 7/15/10                                                           $   1,318,584
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,318,584
---------------------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 0.4%

$            250   Allegheny County IDA, (Residential Resources, Inc.),
                   6.50%, 9/1/21                                                            $     243,487
---------------------------------------------------------------------------------------------------------
                                                                                            $     243,487
---------------------------------------------------------------------------------------------------------

HOSPITAL -- 4.3%

$            500   Allegheny County Hospital Development Authority,
                   (West Pennsylvania Health System), 8.65%, 11/15/05                       $     514,700
             230   Hazleton Health Services Authority,
                   (Hazleton General Hospital), 5.50%, 7/1/07                                     220,197
             280   Hazleton Health Services Authority,
                   (St. Joseph's Hospital), 5.85%, 7/1/06                                         275,957
             200   Lebanon County Health Facility Authority,
                   (Good Samaritan Hospital), 5.50%, 11/15/18                                     208,358
             500   Pennsylvania Higher Educational Facilities Authority,
                   (UPMC Health System), 6.25%, 1/15/18                                           549,925
             800   Washington County Hospital Authority,
                   (Monongahela Vineyard Hospital), 5.00%, 6/1/12                                 849,472
---------------------------------------------------------------------------------------------------------
                                                                                            $   2,618,609
---------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 3.2%

$            700   Erie IDA, (International Paper), (AMT), 5.85%, 12/1/20                   $     723,856
             750   Puerto Rico Port Authority, (American Airlines), (AMT),
                   6.30%, 6/1/23                                                                  483,180
$            750   Schuylkill County IDA, (Pine Grove Landfill, Inc.), (AMT),
                   5.10%, 10/1/19                                                           $     787,462
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,994,498
---------------------------------------------------------------------------------------------------------

INSURED-BOND BANK -- 0.4%

$            250   Puerto Rico Municipal Finance Agency, (FSA),
                   5.25%, 8/1/21                                                            $     275,102
---------------------------------------------------------------------------------------------------------
                                                                                            $     275,102
---------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 4.9%

$          1,500   Allegheny County, Higher Education Building Authority,
                   (Duquesne University), (AMBAC), 5.00%, 3/1/16(1)                         $   1,578,030
           1,100   Lycoming County Authority College, (Pennsylvania
                   College of Technology), (AMBAC), 5.125%, 5/1/22                              1,160,214
             250   University of Pittsburgh, (FGIC), 5.125%, 6/1/22                               264,938
---------------------------------------------------------------------------------------------------------
                                                                                            $   3,003,182
---------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 7.7%

$          1,500   Cambria County IDA, (Pennsylvania Electric), (MBIA),
                   5.35%, 11/1/10                                                           $   1,689,480
           1,250   Puerto Rico Electric Power Authority, (MBIA),
                   5.50%, 7/1/16                                                                1,466,063
           1,370   Puerto Rico Electric Power Authority, (XLCA),
                   5.375%, 7/1/18                                                               1,584,227
---------------------------------------------------------------------------------------------------------
                                                                                            $   4,739,770
---------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 10.0%

$            290   Pennsylvania Turnpike Commission,
                   Oil Franchise Tax, (AMBAC), Escrowed to Maturity,
                   5.25%, 12/1/18                                                           $     322,292
           1,000   Pennsylvania, (AMBAC), Prerefunded to 11/15/05,
                   5.00%, 11/15/15                                                              1,052,300
           1,000   Philadelphia School District, (FSA),
                   Prerefunded to 2/1/12, 5.50%, 2/1/17                                         1,143,800
             500   Philadelphia School District, (FSA),
                   Prerefunded to 2/1/12, 5.50%, 2/1/19                                           571,900
             500   Pleasant Valley School District, (FGIC),
                   Prerefunded to 9/1/07, 5.00%, 9/1/10                                           541,155
           5,000   Westmoreland County, Municipal Authority, Water Utility,
                   (FGIC), Escrowed to Maturity, 0.00%, 8/15/19                                 2,553,100
---------------------------------------------------------------------------------------------------------
                                                                                            $   6,184,547
---------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
---------------------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS -- 30.8%

$            250   Allegheny County, (FGIC), 5.25%, 11/1/21                                 $     271,225
           1,365   Allegheny County, (FGIC), 5.40%, 11/1/19                                     1,520,747
           1,540   Centre County, (MBIA), 5.25%, 7/1/18                                         1,695,817
           1,020   Cornwall Lebanon School District, (FSA),
                   0.00%, 3/15/16                                                                 622,945
           1,000   Council Rock School District, (MBIA),
                   5.00%, 11/15/19                                                              1,073,860
           1,250   Cranberry Township, (FGIC), 5.00%, 12/1/20                                   1,331,675
           2,000   Ephrata Area School District, (FGIC), 5.25%, 4/15/19                         2,197,360
           1,635   Harrisburg, (AMBAC), 0.00%, 9/15/12                                          1,210,423
           1,355   McKeesport, (FGIC), 0.00%, 10/1/11                                           1,049,854
           1,000   Palmyra Area School District, (FGIC), 5.00%, 5/1/17                          1,073,300
           2,000   Pittsburgh, (AMBAC), 5.125%, 9/1/18                                          2,129,940
           1,000   Pittsburgh, (AMBAC), 5.25%, 9/1/22                                           1,053,270
             500   Puerto Rico Public Improvements, (XLCA), 5.25%, 7/1/17                         570,805
           1,000   Reading School District, (FGIC), 0.00%, 1/15/12                                759,260
           1,000   Spring-Ford Area School District, (FSA), 5.00%, 9/1/19                       1,073,140
           1,250   Sto-Rox School District, (FGIC), 5.125%, 12/15/22                            1,314,688
---------------------------------------------------------------------------------------------------------
                                                                                            $  18,948,309
---------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 2.6%

$          1,000   Allegheny County Hospital Development Authority,
                   (South Hills Health), (MBIA), 5.50%, 5/1/08                              $   1,065,040
             500   Washington County Hospital Authority,
                   (Washington Hospital), (AMBAC), 5.375%, 7/1/14                                 563,430
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,628,470
---------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 3.3%

$            500   Pennsylvania Public School Building Authority,
                   (Garnet Valley School District), (AMBAC),
                   5.50%, 2/1/20                                                            $     558,165
           1,355   Philadelphia IDA, Stadium Lease, (FSA),
                   5.50%, 10/1/21                                                               1,504,646
---------------------------------------------------------------------------------------------------------
                                                                                            $   2,062,811
---------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE-- 1.0%

$            210   Pennsylvania Turnpike Commission,
                   Oil Franchise Tax, (AMBAC), 5.25%, 12/1/18                               $     230,452
             350   Pittsburgh and Allegheny County,
                   Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24                            359,237
---------------------------------------------------------------------------------------------------------
                                                                                            $     589,689
---------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 13.5%

$          1,000   Allegheny County Airport, (MBIA), (AMT),
                   5.75%, 1/1/10                                                            $   1,099,240
             590   Allegheny County Airport, (MBIA), (AMT),
                   5.75%, 1/1/12                                                                  658,534
             805   Guam International Airport Authority, (MBIA),
                   5.25%, 10/1/14                                                                 903,532
           1,000   Pennsylvania Turnpike Commission,
                   Registration Fee Revenue, (AMBAC), 5.125%, 7/15/22                           1,059,090
           1,000   Philadelphia Airport, (FGIC), (AMT), 5.375%, 7/1/14                          1,085,760
           1,500   Puerto Rico Highway and Transportation Authority, (MBIA),
                   5.50%, 7/1/15                                                                1,755,810
           1,000   Puerto Rico Highway and Transportation Authority, (MBIA),
                   5.50%, 7/1/18                                                                1,175,430
             500   Southeastern Pennsylvania Transportation Authority, (FGIC),
                   5.25%, 3/1/16                                                                  544,640
---------------------------------------------------------------------------------------------------------
                                                                                            $   8,282,036
---------------------------------------------------------------------------------------------------------

INSURED-UTILITY -- 1.8%

$          1,000   Philadelphia Gas Works Revenue, (FSA), 5.25%, 8/1/17                     $   1,099,640
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,099,640
---------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 5.2%

$          1,500   Allegheny County, Sanitation Authority, (MBIA),
                   5.00%, 12/1/19                                                           $   1,601,490
           1,500   Pittsburgh Water and Sewer Authority, (FGIC),
                   5.00%, 9/1/21                                                                1,572,765
---------------------------------------------------------------------------------------------------------
                                                                                            $   3,174,255
---------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 2.7%

$            500   Bucks County IDA, (Pennswood), 5.80%, 10/1/20                            $     523,230
             170   Chester County IDA, (Kimberton), (AMT), 8.00%, 9/1/05                          170,870
             390   Cliff House Trust, (AMT), 6.625%, 6/1/27                                       315,225
             335   Crawford County Hospital Authority, (Wesbury United
                   Methodist Community), 6.00%, 8/15/11                                           352,199
             110   Delaware County IDA, (Glen Riddle), (AMT),
                   8.125%, 9/1/05                                                                 111,059
             185   Lancaster County Hospital Authority,
                   (Willow Valley Retirement), 5.55%, 6/1/15                                      197,047
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,669,630
---------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
---------------------------------------------------------------------------------------------------------
TRANSPORTATION -- 2.0%

$            600   Delaware River Joint Toll Bridge Commission,
                   5.25%, 7/1/15                                                            $     660,942
             540   Erie Municipal Airport Authority, (AMT), 5.50%, 7/1/09                         562,016
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,222,958
---------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.2%
   (IDENTIFIED COST $57,206,192)                                                            $  60,432,775
---------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.8%                                                      $   1,134,994
---------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                        $  61,567,769
---------------------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2004, 82.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.6% to 26.6% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIOS as of September 30, 2004
FINANCIAL STATEMENTS (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2004

                                                                      CALIFORNIA           FLORIDA           MASSACHUSETTS
                                                                   LIMITED PORTFOLIO  LIMITED PORTFOLIO    LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments --
   Identified cost                                                $       34,586,566  $       65,728,947  $       78,518,789
   Unrealized appreciation                                                 1,745,640           3,569,192           4,285,459
----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                             $       36,332,206  $       69,298,139  $       82,804,248
----------------------------------------------------------------------------------------------------------------------------
Cash                                                              $          535,012  $          754,278  $          872,079
Receivable for investments sold                                                   --             155,206             390,000
Interest receivable                                                          415,207           1,133,170           1,028,020
Receivable for daily variation
  margin on open financial futures contracts                                  33,719              57,281              51,094
----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                      $       37,316,144  $       71,398,074  $       85,145,441
----------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Accrued expenses                                                  $           12,462  $           15,441  $           16,376
----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                 $           12,462  $           15,441  $           16,376
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST
  IN PORTFOLIO                                                    $       37,303,682  $       71,382,633  $       85,129,065
----------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Net proceeds from capital contributions and
  withdrawals                                                     $       35,694,223  $       68,044,307  $       81,103,365
Net unrealized appreciation (computed on the
  basis of identified cost)                                                1,609,459           3,338,326           4,025,700
----------------------------------------------------------------------------------------------------------------------------
TOTAL                                                             $       37,303,682  $       71,382,633  $       85,129,065
----------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                  NEW JERSEY           NEW YORK             OHIO            PENNSYLVANIA
                                               LIMITED PORTFOLIO   LIMITED PORTFOLIO  LIMITED PORTFOLIO   LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments --
   Identified cost                            $       49,675,848  $      112,388,485  $       18,585,640  $       57,206,192
   Unrealized appreciation                             3,081,520           5,918,033           1,282,148           3,226,583
----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                         $       52,757,368  $      118,306,518  $       19,867,788  $       60,432,775
----------------------------------------------------------------------------------------------------------------------------
Cash                                          $        1,181,863  $          363,667  $               --  $          345,919
Interest receivable                                      667,120           1,705,633             267,199             759,272
Receivable for daily variation margin on
  open financial futures contracts                        37,906              74,229              13,000              46,312
----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                  $       54,644,257  $      120,450,047  $       20,147,987  $       61,584,278
----------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Demand note payable                           $               --  $               --  $          300,000  $               --
Payable for when-issued securities                       949,363                  --                  --                  --
Due to bank                                                   --                  --              36,962                  --
Accrued expenses                                          14,002              18,024              11,576              16,509
----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                             $          963,365  $           18,024  $          348,538  $           16,509
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST
  IN PORTFOLIO                                $       53,680,892  $      120,432,023  $       19,799,449  $       61,567,769
----------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Net proceeds from capital contributions and
  withdrawals                                 $       50,792,957  $      114,881,996  $       18,583,464  $       58,527,953
Net unrealized appreciation (computed on the
  basis of identified cost)                            2,887,935           5,550,027           1,215,985           3,039,816
----------------------------------------------------------------------------------------------------------------------------
TOTAL                                         $       53,680,892  $      120,432,023  $       19,799,449  $       61,567,769
----------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004

                                                                      CALIFORNIA            FLORIDA         MASSACHUSETTS
                                                                  LIMITED PORTFOLIO    LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                          $          798,181  $        1,615,472  $        1,879,084
----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                           $          798,181  $        1,615,472  $        1,879,084
----------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                            $           76,072  $          151,749  $          181,838
Trustees' fees and expenses                                                      637               2,707               2,684
Legal and accounting services                                                 10,553              11,666              15,734
Custodian fee                                                                 15,292              24,285              30,835
Miscellaneous                                                                  4,457               6,604               7,265
----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                    $          107,011  $          197,011  $          238,356
----------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                     $              781  $            1,492  $            2,201
----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                          $              781  $            1,492  $            2,201
----------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                      $          106,230  $          195,519  $          236,155
----------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                             $          691,951  $        1,419,953  $        1,642,929
----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) --
   Investment transactions (identified cost
     basis)                                                       $           75,431  $         (115,330) $         (226,990)
   Financial futures contracts                                              (275,951)           (417,645)           (218,741)
----------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                 $         (200,520) $         (532,975) $         (445,731)
----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
  (depreciation) --
   Investments (identified cost basis)                            $         (114,595) $         (291,566) $         (177,024)
   Financial futures contracts                                                23,063              49,707             (22,613)
----------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                                                  $          (91,532) $         (241,859) $         (199,637)
----------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                  $         (292,052) $         (774,834) $         (645,368)
----------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $          399,899  $          645,119  $          997,561
----------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                  NEW JERSEY           NEW YORK              OHIO             PENNSYLVANIA
                                               LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                      $        1,195,430  $        2,692,819  $          502,234  $        1,481,947
----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                       $        1,195,430  $        2,692,819  $          502,234  $        1,481,947
----------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                        $          115,254  $          258,969  $           46,809  $          136,996
Trustees' fees and expenses                                2,880               3,571                  46               2,804
Legal and accounting services                             10,918              13,686              10,650              13,596
Custodian fee                                             21,417              38,450              12,416              22,127
Miscellaneous                                              6,146               9,525               3,693               5,748
----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                $          156,615  $          324,201  $           73,614  $          181,271
----------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                 $            1,383  $            2,044  $              416  $            1,266
----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                      $            1,383  $            2,044  $              416  $            1,266
----------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                  $          155,232  $          322,157  $           73,198  $          180,005
----------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                         $        1,040,198  $        2,370,662  $          429,036  $        1,301,942
----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) --
   Investment transactions (identified cost
     basis)                                   $          (59,107) $         (154,670) $          (40,147) $          (44,776)
   Financial futures contracts                          (147,846)           (195,766)            (44,700)           (315,719)
----------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                             $         (206,953) $         (350,436) $          (84,847) $         (360,495)
----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
  (depreciation) --
   Investments (identified cost basis)        $         (393,437) $         (904,932) $         (204,430) $         (342,023)
   Financial futures contracts                            (3,416)             42,102              (1,024)             50,836
----------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                              $         (396,853) $         (862,830) $         (205,454) $         (291,187)
----------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS              $         (603,806) $       (1,213,266) $         (290,301) $         (651,682)
----------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS    $          436,392  $        1,157,396  $          138,735  $          650,260
----------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004

                                                                      CALIFORNIA           FLORIDA          MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS                                 LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                          $          691,951  $        1,419,953  $        1,642,929
   Net realized loss from investment and
     financial futures contracts
     transactions                                                           (200,520)           (532,975)           (445,731)
   Net change in unrealized appreciation
     (depreciation) from investments and
     financial futures contracts                                             (91,532)           (241,859)           (199,637)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                        $          399,899  $          645,119  $          997,561
----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                                  $        5,742,880  $        6,939,854  $        5,426,251
   Withdrawals                                                            (5,002,228)         (9,473,189)         (8,056,134)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                           $          740,652  $       (2,533,335) $       (2,629,883)
----------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                             $        1,140,551  $       (1,888,216) $       (1,632,322)
----------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                            $       36,163,131  $       73,270,849  $       86,761,387
----------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                  $       37,303,682  $       71,382,633  $       85,129,065
----------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                   NEW JERSEY          NEW YORK              OHIO            PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS              LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                      $        1,040,198  $        2,370,662  $          429,036  $        1,301,942
   Net realized loss from investment and
     financial futures contracts
     transactions                                       (206,953)           (350,436)            (84,847)           (360,495)
   Net change in unrealized appreciation
     (depreciation) from investments and
     financial futures contracts                        (396,853)           (862,830)           (205,454)           (291,187)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS    $          436,392  $        1,157,396  $          138,735  $          650,260
----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $        3,008,771  $       13,940,469  $          789,564  $        3,479,812
   Withdrawals                                        (6,248,235)        (20,713,768)         (4,190,019)         (9,504,786)
----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS                                $       (3,239,464) $       (6,773,299) $       (3,400,455) $       (6,024,974)
----------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                    $       (2,803,072) $       (5,615,903) $       (3,261,720) $       (5,374,714)
----------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                        $       56,483,964  $      126,047,926  $       23,061,169  $       66,942,483
----------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                              $       53,680,892  $      120,432,023  $       19,799,449  $       61,567,769
----------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

FOR THE YEAR ENDED MARCH 31, 2004

                                                                      CALIFORNIA           FLORIDA          MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS                                 LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                          $        1,429,463  $        2,805,342  $        3,194,756
   Net realized loss from investment and
     financial futures contracts
     transactions                                                             (4,356)           (321,558)           (878,673)
   Net change in unrealized appreciation
     (depreciation) from investments and
     financial futures contracts                                              10,471             441,436             869,417
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                        $        1,435,578  $        2,925,220  $        3,185,500
----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                                  $       18,279,806  $       24,129,977  $       28,772,443
   Withdrawals                                                           (15,783,208)        (22,613,237)        (17,165,793)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS              $        2,496,598  $        1,516,740  $       11,606,650
----------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                        $        3,932,176  $        4,441,960  $       14,792,150
----------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                              $       32,230,955  $       68,828,889  $       71,969,237
----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                    $       36,163,131  $       73,270,849  $       86,761,387
----------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                  NEW JERSEY           NEW YORK              OHIO            PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS              LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                      $        2,101,337  $        4,792,622  $          877,536  $        2,687,483
   Net realized loss from investment and
     financial futures contracts
     transactions                                       (649,859)         (1,492,053)           (224,978)           (512,262)
   Net change in unrealized appreciation
     (depreciation) from investments and
     financial futures contracts                         865,250           2,198,306             201,895             967,019
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS    $        2,316,728  $        5,498,875  $          854,453  $        3,142,240
----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $       15,179,472  $       47,997,667  $        9,144,698  $       21,088,352
   Withdrawals                                        (8,568,924)        (29,288,611)         (8,055,944)        (15,245,242)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS                                $        6,610,548  $       18,709,056  $        1,088,754  $        5,843,110
----------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                    $        8,927,276  $       24,207,931  $        1,943,207  $        8,985,350
----------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                          $       47,556,688  $      101,839,995  $       21,117,962  $       57,957,133
----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                $       56,483,964  $      126,047,926  $       23,061,169  $       66,942,483
----------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                         CALIFORNIA LIMITED PORTFOLIO
                                             -----------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                          YEAR ENDED MARCH 31,
                                             SEPTEMBER 30, 2004  ---------------------------------------------------------------
                                             (UNAUDITED)           2004         2003        2002(1)         2001         2000
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average
  daily net assets):
   Expenses                                           0.61%(2)        0.60%       0.64%         0.65%         0.67%         0.66%
   Expenses after custodian fee reduction             0.61%(2)        0.60%       0.62%         0.63%         0.64%         0.66%
   Net investment income                              3.96%(2)        4.00%       4.29%         4.56%         4.77%         4.84%
Portfolio Turnover                                      13%             27%          7%            9%            8%           13%
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                       1.20%           4.20%       8.92%         3.04%           --            --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)    $      37,304       $  36,163   $  32,231     $  22,459     $  21,513     $  22,604
--------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.54% To 4.56%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                         FLORIDA LIMITED PORTFOLIO
                                             -----------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                             SEPTEMBER 30, 2004  ---------------------------------------------------------------
                                             (UNAUDITED)            2004        2003        2002(1)         2001         2000
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average
  daily net assets):
   Expenses                                           0.56%(2)        0.55%       0.57%         0.60%         0.61%         0.62%
   Expenses after custodian fee reduction             0.56%(2)        0.55%       0.54%         0.57%         0.59%         0.59%
   Net investment income                              4.06%(2)        4.02%       4.33%         4.74%         4.89%         4.87%
Portfolio Turnover                                       6%             13%         23%           15%            7%           16%
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                       1.06%           4.25%       8.88%         4.06%           --            --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)    $      71,383       $  73,271   $  68,829     $  40,647     $  39,452     $  45,023
--------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.73% To 4.74%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                       MASSACHUSETTS LIMITED PORTFOLIO
                                             -----------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                             SEPTEMBER 30, 2004  ---------------------------------------------------------------
                                             (UNAUDITED)           2004        2003         2002(1)         2001         2000
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average
  daily net assets):
   Expenses                                           0.56%(2)        0.54%       0.57%         0.59%         0.62%         0.61%
   Expenses after custodian fee reduction             0.56%(2)        0.54%       0.55%         0.56%         0.59%         0.58%
   Net investment income                              3.89%(2)        3.92%       4.27%         4.70%         5.01%         4.92%
Portfolio Turnover                                      11%             12%         22%            8%            8%           15%
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                       1.37%           4.10%       9.48%         3.53%           --            --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)    $      85,129       $  86,761   $  71,969     $  43,459     $  37,614     $  44,189
--------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.69% To 4.70%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                         NEW JERSEY LIMITED PORTFOLIO
                                             -----------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                             SEPTEMBER 30, 2004  ---------------------------------------------------------------
                                             (UNAUDITED)           2004         2003        2002(1)         2001         2000
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average
  daily net assets):
   Expenses                                           0.59%(2)        0.56%       0.60%         0.62%         0.63%         0.63%
   Expenses after custodian fee reduction             0.58%(2)        0.56%       0.59%         0.60%         0.61%         0.60%
   Net investment income                              3.89%(2)        3.94%       4.46%         4.80%         5.06%         5.01%
Portfolio Turnover                                       9%             11%         25%           17%           11%           15%
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                       0.98%           4.52%       7.79%         3.16%           --            --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)    $      53,681       $  56,484   $  47,557     $  38,076     $  33,337     $  35,121
--------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.79% To 4.80%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                         NEW YORK LIMITED PORTFOLIO
                                             -----------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                             SEPTEMBER 30, 2004  ---------------------------------------------------------------
                                             (UNAUDITED)           2004         2003        2002(1)         2001         2000
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average
  daily net assets):
   Expenses                                           0.54%(2)        0.53%       0.56%         0.58%         0.60%         0.61%
   Expenses after custodian fee reduction             0.54%(2)        0.53%       0.54%         0.55%         0.58%         0.58%
   Net investment income                              3.97%(2)        3.94%       4.29%         4.70%         4.90%         4.95%
Portfolio Turnover                                       7%             20%         18%           11%           10%           18%
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                       1.13%           4.79%       8.61%         3.01%           --            --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)    $     120,432       $ 126,048   $ 101,840     $  56,619     $  50,570     $  51,675
--------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.69% To 4.70%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                           OHIO LIMITED PORTFOLIO
                                             -----------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                             SEPTEMBER 30, 2004  ---------------------------------------------------------------
                                             (UNAUDITED)           2004         2003        2002(1)         2001         2000
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average
  daily net assets):
   Expenses                                           0.69%(2)        0.66%       0.67%         0.70%         0.78%         0.69%
   Expenses after custodian fee reduction             0.69%(2)        0.66%       0.66%         0.67%         0.74%         0.66%
   Net investment income                              4.04%(2)        3.94%       4.31%         4.47%         4.91%         5.00%
Portfolio Turnover                                       6%             28%         12%           19%           17%           13%
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                       1.07%           4.15%       8.92%         3.08%           --            --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)    $      19,799       $  23,061   $  21,118     $  17,907     $  16,788     $  19,005
--------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 on the ratio of net investment income to average net assets was less than 0.01%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                       PENNSYLVANIA LIMITED PORTFOLIO
                                             -----------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                             SEPTEMBER 30, 2004  ---------------------------------------------------------------
                                             (UNAUDITED)           2004         2003        2002(1)         2001          2000
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average
  daily net assets):
   Expenses                                           0.58%(2)        0.56%       0.58%         0.61%         0.64%         0.63%
   Expenses after custodian fee reduction             0.58%(2)        0.56%       0.56%         0.56%         0.61%         0.61%
   Net investment income                              4.19%(2)        4.13%       4.52%         4.75%         5.04%         5.03%
Portfolio Turnover                                       0%              8%          3%           20%            6%           11%
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                       1.25%           5.02%       8.28%         3.56%           --            --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)    $      61,568       $  66,942   $  57,957     $  39,839     $  35,582     $  38,635
--------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.74% To 4.75%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIOS as of September 30, 2004
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   California Limited Maturity Municipals Portfolio (California Limited Portfolio), Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Municipals Portfolio (Massachusetts Limited Portfolio), New Jersey Limited Maturity Municipals Portfolio (New Jersey Limited Portfolio), New York Limited Maturity Municipals Portfolio (New York Limited Portfolio), Ohio Limited Maturity Municipals Portfolio (Ohio Limited Portfolio) and Pennsylvania Limited Maturity Municipals Portfolio (Pennsylvania Limited Portfolio), collectively, the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. Effective April 8, 2004, each of the Portfolios changed its diversification status from diversified to non-diversified. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. At September 30, 2004, California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund held an approximate 99.9% in its corresponding portfolio. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

   C FEDERAL TAXES -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

   D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

   F WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

   G EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

   H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   I INDEMNIFICATIONS -- Under each Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Portfolio. Interestholders in each Portfolio are jointly and severally liable for the liabilities and obligations of each Portfolio in the event that each Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in each Portfolio, each Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in each Portfolio. Additionally, in the normal course of business, each Portfolio enters into agreements with service providers that may contain indemnification clauses. Each Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Portfolio that have not yet occurred.

   J OTHER -- Investment transactions are accounted for on a trade-date basis.

   K INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to September 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 2004, each Portfolio paid advisory fees as follows:

   PORTFOLIO                               AMOUNT        EFFECTIVE RATE*
   California Limited Portfolio         $    76,072                 0.43%
   Florida Limited Portfolio                151,749                 0.43%
   Massachusetts Limited Portfolio          181,838                 0.43%
   New Jersey Limited Portfolio             115,254                 0.43%
   New York Limited Portfolio               258,969                 0.43%
   Ohio Limited Portfolio                    46,809                 0.44%
   Pennsylvania Limited Portfolio           136,996                 0.44%

----------
   * As a percentage of average daily net assets (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2004, no significant amounts have been deferred.

   Certain of the officers and one Trustee of the Portfolios are officers of the above organizations.

   During the six months ended September 30, 2004, certain Portfolios engaged in purchase and sale transactions with other Portfolios that also utilize BMR as an investment adviser. These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to:

   CALIFORNIA PORTFOLIO

   Purchases                                                       $          --
   Sales                                                                 226,256

   FLORIDA PORTFOLIO

   Purchases                                                       $     226,256
   Sales                                                                      --

3  INVESTMENTS

   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended September 30, 2004 were as follows:

   CALIFORNIA LIMITED PORTFOLIO

   Purchases                                                       $   4,979,476
   Sales                                                               4,496,177

   FLORIDA LIMITED PORTFOLIO

   Purchases                                                       $   3,873,534
   Sales                                                               5,666,635

   MASSACHUSETTS LIMITED PORTFOLIO

   Purchases                                                       $   9,205,917
   Sales                                                              10,873,041

   NEW JERSEY LIMITED PORTFOLIO

   Purchases                                                       $   4,975,125
   Sales                                                               7,009,518

   NEW YORK LIMITED PORTFOLIO

   Purchases                                                       $   8,537,407
   Sales                                                              13,101,431

   OHIO LIMITED PORTFOLIO

   Purchases                                                       $   1,193,550
   Sales                                                               3,827,028

   PENNSYLVANIA LIMITED PORTFOLIO

   Purchases                                                       $          --
   Sales                                                               4,701,105

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at September 30, 2004, as computed on a federal income tax basis, are as follows:

   CALIFORNIA LIMITED PORTFOLIO

   AGGREGATE COST                                                  $  34,564,672
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $   1,808,961
   Gross unrealized depreciation                                        (41,427)
   -----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                     $   1,767,534
   -----------------------------------------------------------------------------

   FLORIDA LIMITED PORTFOLIO

   AGGREGATE COST                                                  $  65,688,266
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $   3,758,549
   Gross unrealized depreciation                                        (148,676)
   -----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                     $   3,609,873
   -----------------------------------------------------------------------------

   MASSACHUSETTS LIMITED PORTFOLIO

   AGGREGATE COST                                                  $  78,472,313
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $   4,386,782
   Gross unrealized depreciation                                        (54,847)
   -----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                     $   4,331,935
   -----------------------------------------------------------------------------

   NEW JERSEY LIMITED PORTFOLIO

   AGGREGATE COST                                                  $  49,639,400
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $   3,336,029
   Gross unrealized depreciation                                        (218,061)
   -----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                     $   3,117,968
   -----------------------------------------------------------------------------

   NEW YORK LIMITED PORTFOLIO

   AGGREGATE COST                                                  $ 112,322,491
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $   6,590,123
   Gross unrealized depreciation                                        (606,096)
   -----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                     $   5,984,027
   -----------------------------------------------------------------------------

   OHIO LIMITED PORTFOLIO

   AGGREGATE COST                                                  $  18,585,085
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $   1,357,488
   Gross unrealized depreciation                                         (74,785)
   -----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                     $   1,282,703
   -----------------------------------------------------------------------------

   PENNSYLVANIA LIMITED PORTFOLIO

   AGGREGATE COST                                                  $  57,167,173
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $   3,636,626
   Gross unrealized depreciation                                        (371,024)
   -----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                     $   3,265,602
   -----------------------------------------------------------------------------

5  LINE OF CREDIT

   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 2004 the Ohio Limited Portfolio had a balance outstanding pursuant to this line of credit of $300,000. The Portfolios did not have any significant borrowings or allocated fees during the six months ended September 30, 2004.

6  OVERDRAFT ADVANCES

   Pursuant to the custodian agreement between the Portfolios and Investors Bank & Trust (the Bank), the Bank may in its discretion advance funds to the Portfolios to make properly authorized payments. When such payments result in an overdraft by the Portfolios, the Portfolios are obligated to repay the Bank at the current rate of interest charged by the Bank for secured loans (currently, a rate above the federal funds rate). This obligation is payable on demand to the Bank. At September 30, 2004, the Ohio Limited Portfolio's payment due to the Bank pursuant to the foregoing arrangement was $36,962.

7  FINANCIAL INSTRUMENTS

   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September 30, 2004, is as follows:

FUTURES CONTRACTS

                                                                                                           NET UNREALIZED
                 EXPIRATION                                          AGGREGATE                              APPRECIATION
PORTFOLIO        DATE          CONTRACTS               POSITION      FACE VALUE               VALUE        (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
California       12/04         83 U.S.Treasur Bond     Short         $    (9,177,975)   $     (9,314,156)   $        (136,181)
-----------------------------------------------------------------------------------------------------------------------------

Florida          12/04         7 U.S.Treasury Bond     Short         $   (14,820,038)   $    (15,037,312)   $        (217,274)
                 12/04         134 U.S.Treasury Note   Short                (771,939)           (785,531)             (13,592)
-----------------------------------------------------------------------------------------------------------------------------
Massachusetts    12/04         110 U.S.Treasury Bond   Short         $   (12,118,751)   $    (12,344,062)   $        (225,311)
                 12/04         41 U.S.Treasury Note    Short              (4,583,177)         (4,617,625)             (34,448)
-----------------------------------------------------------------------------------------------------------------------------
New Jersey       12/04         45 U.S.Treasury Note    Short         $    (5,030,316)   $     (5,068,125)   $         (37,809)
                               76 U.S.Treasury Bond    Short              (8,372,849)         (8,528,625)            (155,776)
-----------------------------------------------------------------------------------------------------------------------------
New York         12/04         142 U.S.Treasuy Bond    Short         $   (15,643,513)   $    (15,935,062)   $        (291,549)
                 12/04         91 U.S.Treasury Note    Short             (10,172,418)        (10,248,875)             (76,457)
-----------------------------------------------------------------------------------------------------------------------------
Ohio             12/04         27 U.S.Treasury Bond    Short         $    (2,974,665)   $     (3,029,906)   $         (55,241)
                 12/04         13 U.S.Treasury Note    Short              (1,453,203)         (1,464,125)             (10,922)
-----------------------------------------------------------------------------------------------------------------------------
Pennsylvania     12/04         114 U.S.Treasuy Bond    Short         $   (12,606,171)   $    (12,792,938)   $        (186,767)

At September 30, 2004, the Portfolios had sufficient cash and/or securities to cover margin requirements on open future contracts.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS
INVESTMENT MANAGEMENT

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS

                         OFFICERS

                         Thomas J. Fetter
                         President

                         William H. Ahern, Jr.
                         Vice President

                         Craig R. Brandon
                         Vice President

                         Cynthia J. Clemson
                         Vice President

                         James B. Hawkes
                         Vice President and Trustee

                         Robert B. MacIntosh
                         Vice President

                         Thomas M. Metzold
                         Vice President

                         James L. O'Connor
                         Treasurer

                         Alan R. Dynner
                         Secretary

                         TRUSTEES

                         James B. Hawkes

                         Samuel L. Hayes, III

                         William H. Park

                         Ronald A. Pearlman

                         Norton H. Reamer

                         Lynn A. Stout

LIMITED MATURITY MUNICIPALS PORTFOLIOS

                         OFFICERS
                         Thomas J. Fetter
                         President

                         James B Hawkes
                         Vice President and Trustee

                         Craig R. Brandon
                         Vice President and Portfolio
                         Manager of Florida and
                         New Jersey Limited Maturity
                         Municipals Portfolios

                         Cynthia J. Clemson
                         Vice President and Portfolio
                         Manager of California and
                         Pennsylvania Limited Maturity
                         Municipals Portfolios

                         Robert B. MacIntosh
                         Vice President

                         William H. Ahern, Jr.
                         Vice President and Portfolio
                         Manager of Massachusetts,
                         New Jersey, New York, and
                         Ohio Limited Maturity
                         Municipals Portfolios

                         William J. Austin, Jr.
                         Treasurer

                         Alan R. Dynner
                         Secretary

                         TRUSTEES

                         James B. Hawkes

                         Samuel L. Hayes, III

                         William H. Park

                         Ronald A. Pearlman

                         Norton H. Reamer

                         Lynn A. Stout

        INVESTMENT ADVISER OF THE LIMITED MATURITY MUNICIPALS PORTFOLIOS
                         BOSTON MANAGEMENT AND RESEARCH
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

         ADMINISTRATOR OF EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             Attn: Eaton Vance Funds
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 (800) 262-1122


                          EATON VANCE INVESTMENT TRUST
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


   This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

442-11/04                                                                7LTFSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE INVESTMENT TRUST


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  November 17, 2004
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L O'Connor
       Treasurer


Date:  November 17, 2004
       -----------------

By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  November 17, 2004
       -----------------